Filed with the U.S. Securities and Exchange Commission on August 27, 2026
1933 Act Registration File No. 333-201530
1940 Act File No. 811-23024

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	167	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	169	[	X	]
(Check appropriate box or boxes.)

PACER FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
500 Chesterfield Parkway,
Malvern, Pennsylvania 19355
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (610) 644-8100
Joe M. Thomson, Chairman and President
Pacer Funds Trust
500 Chesterfield Parkway,
Malvern, Pennsylvania 19355
(Name and Address of Agent for Service)

With Copies to:

John F. Ramirez
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on August 31, 2026 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
August 31, 2026

PTLC PTMC PTEU PIEL PWS	Pacer Trendpilot® US Large Cap ETF Pacer Trendpilot® US Mid Cap ETF Pacer Trendpilot® European Index ETF Pacer International Export Leaders ETF Pacer WealthShield ETF	COWZ CALF GCOW ICOW GLBL	Pacer US Cash Cows 100 ETF Pacer US Small Cap Cash Cows ETF Pacer Global Cash Cows Dividend ETF Pacer Developed Markets International Cash Cows 100 ETF Pacer MSCI World Industry Advantage ETF
each of the above is listed on Cboe BZX Exchange, Inc.

SZNG ROOM RXRE INDS SRVR PAD
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Pacer Hotel & Lodging Real Estate ETF
Pacer Healthcare Real Estate ETF
Pacer Industrial Real Estate ETF
Pacer Data & Infrastructure Real Estate ETF
Pacer Apartments & Residential Real Estate ETF
PTBD PTIN TRND BUL ALTL PAMC
Pacer Trendpilot® US Bond ETF
Pacer Trendpilot® International ETF
Pacer Trendpilot® Fund of Funds ETF
Pacer US Cash Cows Growth ETF
Pacer Lunt Large Cap Alternator ETF
Pacer Lunt MidCap Multi-Factor Alternator ETF

PEXL FLRT	Pacer US Export Leaders ETF Pacer Aristotle Pacific Floating Rate High Income ETF	PALC TRFK SHPP	Pacer Lunt Large Cap Multi-Factor Alternator ETF Pacer Data and Digital Revolution ETF Pacer Industrials and Logistics ETF
each of the above is listed on the NYSE Arca, Inc.

ECOW COWG HERD PTNQ	Pacer Emerging Markets Cash Cows 100 ETF Pacer US Large Cap Cash Cows Growth Leaders ETF Pacer Cash Cows Fund of Funds ETF Pacer Trendpilot® 100 ETF	CAFG	Pacer US Small Cap Cash Cows Growth Leaders ETF
		QQQG	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
		PATN	Pacer Nasdaq International Patent Leaders ETF
each of the above is listed on the Nasdaq Stock Market LLC
These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or the Commodity Futures Trading Commission (“CFTC”) nor has the SEC or the CFTC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Funds offered through this Prospectus are not money market funds and do not seek to maintain a fixed or stable NAV of $1.00 per share.

INVESTMENT PRODUCTS: ☐ ARE NOT FDIC INSURED ☐ MAY LOSE VALUE ☐ ARE NOT BANK GUARANTEED

SUMMARY SECTION

Pacer Trendpilot® US Large Cap ETF
Investment Objective
The Pacer Trendpilot® US Large Cap ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500® Index (the “S&P 500”), (ii) 50% to the S&P 500 and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P 500 is based on the total return version of the S&P 500 and reflects the reinvestment of dividends paid by the securities in the S&P 500. The Index is expected to be predominantly invested in the components of the S&P 500 over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below. The S&P 500 consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective at the close of business on the first business day after the indicator for the change is triggered. The Index will be in a new position effective on the second business day.
Equity Indicator. When the S&P 500 closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the S&P 500, effective at the close of business on the first business day following the date of the Equity Indicator. The Index will be in a new position effective on the second business day.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the S&P 500 and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective at the close of business on the first business day following the date of the indicator(s). The Index will be in a new position effective on the second business day.
50/50 Indicator. When the S&P 500 closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the S&P 500 and 50% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the second business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the S&P 500 and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the S&P 500 if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective at the close of business on the first business day following the date of the indicator. The Index will be in a new position effective on the second business day.
T-Bill Indicator. When the S&P 500’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”) and the 50/50 Indicator has been triggered, the exposure of the Index will be 100% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the T-Bill Indicator. The Index will be in a new position effective on the second business day.
For example, if today is Wednesday and the S&P 500’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the S&P 500 to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the S&P 500 if the Equity Indicator is triggered, effective at the close of business on the first business day following the date of the indicator. The Index will be in a new position effective on the second business day. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is first triggered, followed by the 50/50 Indicator being triggered.
The Index aims to mitigate, to some extent, the volatility of the S&P 500 by tracking 3-Month US Treasury bills (instead of the S&P 500) when the S&P 500 is in a negative trend.
Special Indicator. In the event the S&P 500 closes 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P 500 and 50% to 3-Month US Treasury bills. If the Index exposure is 50% S&P 500 and 50% 3-Month U.S. Treasury Bills before the Special Indicator, no rebalance is needed. This new exposure will continue until the Equity Indicator is triggered.

The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. Other than in response to one of the triggers set forth above in accordance with the Index methodology, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
▪Trend Lag Risk. At least six consecutive trading days will elapse after the S&P 500 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P 500 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P 500). As a result, if the S&P 500 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P 500 for up to six consecutive trading days (or conversely, if the S&P 500 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P 500 for up to six consecutive trading days). This lag will be shorter (one business day) under the Special Indicator. Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P 500 and does not provide immediate exposure to upward trends and/or volatility in the S&P 500.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, ten year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 4.82%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 11.96% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -19.33% (quarter ended March 31, 2020).

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Since Inception (6/11/15)
Pacer Trendpilot® US Large Cap ETF
Return Before Taxes	5.15%	12.27%	10.31%	8.94%
Return After Taxes on Distributions	4.89%	11.95%	10.02%	8.66%
Return After Taxes on Distributions and Sale of Fund Shares	3.24%	9.72%	8.44%	7.27%
Pacer Trendpilot® US Large Cap Index (reflects no deduction for fees, expenses, or taxes)	5.78%	12.93%	10.97%	9.60%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%	13.77%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Trendpilot® US Mid Cap ETF
Investment Objective
The Pacer Trendpilot® US Mid Cap ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Mid Cap Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400® Index (the “S&P MidCap 400”), (ii) 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P MidCap 400 is based on the total return version of the S&P MidCap 400 and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400. The Index is expected to be predominantly invested in the components of the S&P MidCap 400 over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below. The S&P MidCap 400 measures the performance of mid-capitalization stocks in the United States.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective at the close of business on the first business day after the indicator for the change is triggered. The Index will be in a new position effective on the second business day.
Equity Indicator. When the S&P MidCap 400 closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the S&P MidCap 400, effective at the close of business on the first business day following the date of the Equity Indicator. The Index will be in a new position effective on the second business day.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective at the close of business on the first business day following the date of the indicator(s). The Index will be in a new position effective on the second business day.
50/50 Indicator. When the S&P MidCap 400 closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the second business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the S&P MidCap 400 and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the S&P MidCap 400 if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective at the close of business on the first business day following the date of the indicator.
T-Bill Indicator. When the S&P MidCap 400’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”) and the 50/50 Indicator has been triggered, the exposure of the Index will be 100% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the T-Bill Indicator. The Index will be in a new position effective on the second business day.
For example, if today is Wednesday and the S&P MidCap 400’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the S&P MidCap 400 to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was first triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the S&P MidCap 400 if the Equity Indicator is triggered, effective at the close of business on the first business day following the date of the indicator. The Index will be in a new position effective on the second business day. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is simultaneously triggered, followed by the 50/50 Indicator being triggered.
The Index aims to mitigate, to some extent, the volatility of the S&P MidCap 400 by tracking 3-Month US Treasury bills (instead of the S&P MidCap 400) when the S&P MidCap 400 is in a negative trend.
Special Indicator. In the event the S&P MidCap 400 closes 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P MidCap 400 and 50% to 3-Month US Treasury bills. If the Index exposure is 50% S&P MidCap 400 and 50% 3-Month U.S. Treasury Bills before the Special Indicator, no rebalance is needed. This new exposure will continue until the Equity Indicator is triggered.

The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. Other than in response to one of the triggers set forth above in accordance with the Index methodology, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
▪Trend Lag Risk. At least six consecutive trading days will elapse after the S&P MidCap 400 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P MidCap 400 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P MidCap 400). As a result, if the S&P MidCap 400 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P MidCap 400 for up to six consecutive trading days (or conversely, if the S&P MidCap 400 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P MidCap 400 for up to six consecutive trading days). This lag will be shorter (one business day) under the Special Indicator. Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P MidCap 400 and does not provide immediate exposure to upward trends and/or volatility in the S&P MidCap 400.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, ten year, and since inception periods compared with those of the Index, a broad measure of market performance and an index that aligns with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 17.14%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.16% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -7.67% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Since Inception (6/11/15)
Pacer Trendpilot® US Mid Cap ETF
Return Before Taxes	-1.52%	2.93%	5.42%	4.39%
Return After Taxes on Distributions	-2.05%	2.58%	5.13%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares	-0.71%	2.17%	4.27%	3.42%
Pacer Trendpilot® US Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	-1.01%	3.51%	6.05%	5.01%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	10.72%	9.24%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%	13.37%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Trendpilot® 100 ETF
Investment Objective
The Pacer Trendpilot® 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer NASDAQ-100 Trendpilot® Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100® Index (the “NASDAQ-100”), (ii) 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the NASDAQ-100 is based on the total return version of the NASDAQ-100 and reflects the reinvestment of dividends paid by the securities in the NASDAQ-100. The Index is expected to be predominantly invested in the components of the NASDAQ-100 over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.
The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ-100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements. As of June 30, 2026, the range of market capitalizations of companies in the NASDAQ-100 Index was approximately $7.1 billion to $5.0 trillion.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective on the second business day after the indicator for the change is triggered. The Index will be in a new position effective at the close of business on the first business day.
Equity Indicator. When the NASDAQ-100 closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the NASDAQ-100, effective at the close of business on the first business day following the date of the Equity Indicator. The Index will be in a new position effective on the second business day.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective on the second business day following the date of the indicator(s). The Index will be in a new position effective at the close of business on the first business day.
50/50 Indicator. When the NASDAQ-100 closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”) and the 50/50 Indicator has been triggered, the exposure of the Index will be 50% to the NASDAQ-100 and 50% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the second business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the NASDAQ-100 and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the NASDAQ-100 if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective at the close of business on the first business day following the date of the indicator(s). The Index will be in a new position effective on the second business day.
T-Bill Indicator. When the NASDAQ-100’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”), the exposure of the Index will be 100% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the T-Bill Indicator. The Index will be in a new position effective on the second business day.
For example, if today is Wednesday and the NASDAQ-100’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the NASDAQ-100 to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was first triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the NASDAQ-100 if the Equity Indicator is triggered, effective at the close of business on the first business day following the date of the indicator. The Index will be in a new position effective on the second business day. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is simultaneously triggered, followed by the 50/50 Indicator being triggered.
The Index aims to mitigate, to some extent, the volatility of the NASDAQ-100 by tracking 3-Month US Treasury bills (instead of the NASDAQ-100) when the NASDAQ-100 is in a negative trend.
Special Indicator. In the event the NASDAQ-100 closes 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the NASDAQ-100 and 50% to 3-Month US

Treasury bills. If the Index exposure is 50% NASDAQ-100 and 50% 3-Month U.S. Treasury Bills before the Special Indicator, no rebalance is needed. This new exposure will continue until the Equity Indicator is triggered.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. Other than in response to one of the triggers set forth above in accordance with the Index methodology, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

◦Communication Services Sector Risk. The Fund may invest in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of the such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
▪Trend Lag Risk. At least six consecutive trading days will elapse after the NASDAQ-100 first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the NASDAQ-100 to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the NASDAQ-100). As a result, if the NASDAQ-100 is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the NASDAQ-100 for up to six consecutive trading days (or conversely, if the NASDAQ-100 is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the NASDAQ-100 for up to six consecutive trading days). This lag will be shorter (one business day) under the Special Indicator. Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the NASDAQ-100 and does not provide immediate exposure to upward trends and/or volatility in the NASDAQ-100.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, ten year, and since inception periods compared with those of the Index, a broad measure of market performance and an index that aligns with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 12.90%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 23.12% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -14.07% (quarter ended March 31, 2020).

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Since Inception (6/11/15)
Pacer Trendpilot® 100 ETF
Return Before Taxes	7.08%	9.69%	13.39%	12.19%
Return After Taxes on Distributions	6.76%	9.31%	13.15%	11.96%
Return After Taxes on Distributions and Sale of Fund Shares	4.25%	7.53%	11.18%	10.15%
Pacer NASDAQ-100 Trendpilot® Index (reflects no deduction for fees, expenses, or taxes)	7.78%	10.37%	14.07%	12.86%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%	13.77%
NASDAQ-100 Index (reflects no deduction for fees, expenses, or taxes)	21.02%	15.30%	19.70%	18.90%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Trendpilot® European Index ETF
Investment Objective
The Pacer Trendpilot® European Index ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® European Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Index and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the FTSE Eurozone Index is based on the total return version of the FTSE Eurozone Index and reflects the reinvestment of dividends paid by the securities in the FTSE Eurozone Index. The Index is expected to be predominantly invested in the components of the FTSE Eurozone Index over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.
The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which targets coverage of over 99% of investable market capitalization globally.

The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective at the close of business on the first business day after the indicator for the change is triggered. The Index will be in a new position effective on the second business day.
Equity Indicator. When the FTSE Eurozone Index closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the FTSE Eurozone Index, effective at the close of business on the first business day following the date of the Equity Indicator. The Index will be in a new position effective on the second business day.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective at the close of business on the first business day following the date of the indicator(s). The Index will be in a new position effective on the second business day.
50/50 Indicator. When the FTSE Eurozone Index closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, effective at the close of business on the first business following the date of the 50/50 Indicator. The Index will be in a new position effective on the second business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the FTSE Eurozone Index and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the FTSE Eurozone Index if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective at the close of business on the first business following the date of the indicator. The Index will be in a new position effective on the second business day.
T-Bill Indicator. When the FTSE Eurozone Index’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”) and the 50/50 Indicator has been triggered, the exposure of the Index will be 100% to 3-Month US Treasury bills, effective at the close of business on the first business day following the date of the T-Bill Indicator. The Index will be in a new position effective on the second business day.
For example, if today is Wednesday and the FTSE Eurozone Index’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the FTSE Eurozone Index to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the FTSE Eurozone Index if the Equity Indicator is triggered, effective at the close of business on the first business following the date of the indicator. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is first triggered, followed by the 50/50 Indicator being triggered. The Index will be in a new position effective on the second business day.
The Index aims to mitigate, to some extent, the volatility of the FTSE Eurozone Index by tracking 3-Month US Treasury bills (instead of the FTSE Eurozone Index) when the FTSE Eurozone Index is in a negative trend.

The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. As of June 30, 2026 the Index had significant exposure to the financials sector and the industrials sector.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪ European Investment Risk. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
▪Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.

▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Index’s, and therefore the Fund’s, heavy equity exposure to two countries (France and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.
•Risks Related to Investing in Germany. The German economy is dependent on trade, with exports accounting for more than one-third of Germany’s output. Therefore, a reduction in spending by Germany’s trade partners on German products and services, or negative changes in any of these countries, may cause an adverse impact on the German economy. Internal factors, such as high unemployment and government regulation of labor markets, also may affect the performance of the German economy. The European financial markets recently have experienced volatility due to concerns about rising government debt levels of several European countries.
•Risks Related to Investing in France. The Fund’s investment in French issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns regarding the economic outlook for certain EU countries as well as the negative impact of the Russian war in Ukraine continue to constrain growth forecasts across Eurozone countries, including France. As a result, the French economy has experienced significant volatility and adverse trends due to concerns about a prolonged economic downturn and rising government debt levels. The French economy is dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products.
•Risks Related to Investing in Netherlands. The Fund’s investment in issuers from the Netherlands subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Netherlands. Concerns regarding the economic outlook for certain EU countries as well as the negative impact of the Russian war in Ukraine continue to constrain growth forecasts across Eurozone countries, including Netherlands. The Netherlands economy is dependent on fishing, shipping, trade, energy, agricultural exports and banking, and as a result, is susceptible to fluctuations in demand for such products and services.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. Other than in response to one of the triggers set forth above in accordance with the Index methodology, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Financials Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer, and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
▪Trend Lag Risk. At least six consecutive trading days will elapse after the FTSE Eurozone Index first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the FTSE Eurozone Index to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the FTSE Eurozone Index). As a result, if the FTSE Eurozone Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the FTSE Eurozone Index for up to six consecutive trading days (or conversely, if the FTSE Eurozone Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the FTSE Eurozone Index for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the FTSE Eurozone Index or provide immediate exposure to upward trends and/or volatility in the FTSE Eurozone Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, ten year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 8.64%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 13.13% (quarter ended March 31, 2023) and the Fund’s lowest return for a calendar quarter was -13.49% (quarter ended March 31, 2020).

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Since Inception (12/14/15)
Pacer Trendpilot® European Index ETF
Return Before Taxes	31.10%	8.94%	3.79%	3.77%
Return After Taxes on Distributions	30.87%	8.72%	3.62%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	19.19%	7.29%	3.16%	3.14%
Pacer Trendpilot® European Index (reflects no deduction for fees, expenses, or taxes)	33.19%	10.33%	5.23%	5.21%
FTSE Eurozone Index (reflects no deduction for fees, expenses, or taxes)	42.21%	11.53%	9.95%	10.21%
MSCI THE WORLD INDEX Net (USD) (reflects no deduction for fees, expenses, or taxes)	21.09%	12.15%	12.17%	12.32%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Trendpilot® International ETF
Investment Objective
The Pacer Trendpilot® International ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® International Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P Developed Ex-U.S. LargeCap Index is based on the total return version of the S&P Developed Ex-U.S. LargeCap Local Currency Index and reflects the reinvestment of dividends paid by the securities in the S&P Developed Ex-U.S. LargeCap Index. The Index is expected to be predominantly invested in the components of the S&P Developed Ex-U.S. LargeCap Index over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.
The S&P Developed Ex-U.S. LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States. The S&P Developed Ex-U.S. LargeCap Index is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance.

The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective on the second business day after the indicator for the change is triggered.
As of June 30, 2026, the Index was entirely invested in the S&P Developed Ex-U.S. LargeCap Index constituents.
Equity Indicator. When the S&P Developed Ex-U.S. LargeCap Index closes above its 200-day moving average for five consecutive business days (the “Equity Indicator”), the exposure of the Index will be 100% to the S&P Developed Ex-U.S. LargeCap Index, effective on the second business day following the date of the Equity Indicator.
Once the Equity Indicator has been triggered, the exposure of the Index will next change to either be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the T-Bill Indicator (described below) are triggered simultaneously, effective on the second business day following the date of the indicator(s).
50/50 Indicator. When the S&P Developed Ex-U.S. LargeCap Index closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, effective on the second business day following the date of the 50/50 Indicator. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the S&P Developed Ex-U.S. LargeCap Index and 3-Month US Treasury bills depending on their respective performance until either the Equity Indicator or T-Bill Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the S&P Developed Ex-U.S. LargeCap Index if the Equity Indicator is triggered or 100% to 3-Month US Treasury bills if the T-Bill Indicator (described below) is triggered, effective on the second business day following the date of the indicator.
T-Bill Indicator. When the S&P Developed Ex-U.S. LargeCap Index’s 200-day moving average closes lower than its value from five business days earlier (the “T-Bill Indicator”), the exposure of the Index will be 100% to 3-Month US Treasury bills, effective on the second business day following the date of the T-Bill Indicator.
For example, if today is Wednesday and the S&P Developed Ex-U.S. LargeCap Index’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bill Indicator is triggered. Unlike the operation of the Equity Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bill Indicator has been triggered; rather, the T-Bill Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the S&P Developed Ex-U.S. LargeCap Index to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Equity Indicator.
Once the T-Bill Indicator has been triggered, the exposure of the Index will next change to be 100% to the S&P Developed Ex-U.S. LargeCap Index if the Equity Indicator is triggered, effective on the second business day following the date of the indicator. Once the T-Bill Indicator has been triggered, the Index will not return to its 50/50 position unless the Equity Indicator is first triggered, followed by the 50/50 Indicator being triggered.
The Index aims to mitigate, to some extent, the volatility of the S&P Developed Ex-U.S. LargeCap Index by tracking 3-Month US Treasury bills (instead of the S&P Developed Ex-U.S. LargeCap Index) when the S&P Developed Ex-U.S. LargeCap Index is in a negative trend.
Special Indicator. In the event the S&P Developed Ex-U.S. LargeCap Index closes 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills. If the Index exposure is 50% Developed Ex-U.S. LargeCap Index and 50% 3-Month U.S. Treasury Bills before the Special Indicator, no rebalance is needed. This new exposure will continue until the Equity Indicator is triggered.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. The Fund’s assets may include investments denominated in non-U.S. currencies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
At times, the Fund may have a portfolio turnover rate substantially greater than 100%.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in Western Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Financials Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer, and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.

▪Trend Lag Risk. At least six consecutive trading days will elapse after the S&P Developed Ex-U.S. LargeCap Index first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the S&P Developed Ex-U.S. LargeCap Index to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the S&P Developed Ex-U.S. LargeCap Index ). As a result, if the S&P Developed Ex-U.S. LargeCap Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the S&P Developed Ex-U.S. LargeCap Index for up to six consecutive trading days (or conversely, if the S&P Developed Ex-U.S. LargeCap Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the S&P Developed Ex-U.S. LargeCap Index for up to six consecutive trading days). This lag will be shorter (one business day) under the Special Indicator. Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the S&P Developed Ex-U.S. LargeCap Index or provide immediate exposure to upward trends and/or volatility in the S&P Developed Ex-U.S. LargeCap Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 15.58%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 16.55% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -12.13% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (5/2/19)
Pacer Trendpilot® International ETF
Return Before Taxes	17.60%	5.84%	5.55%
Return After Taxes on Distributions	16.88%	5.47%	5.24%
Return After Taxes on Distributions and Sale of Fund Shares	10.87%	4.64%	4.45%
Pacer Trendpilot® International Index (reflects no deduction for fees, expenses, or taxes)	20.87%	6.87%	6.68%
S&P Developed Ex-US Large Cap Index (reflects no deduction for fees, expenses, or taxes)	33.77%	9.92%	10.41%
MSCI THE WORLD INDEX Net (USD) (reflects no deduction for fees, expenses, or taxes)	21.09%	12.15%	13.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Trendpilot® US Bond ETF
Investment Objective
The Pacer Trendpilot® US Bond ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Bond Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 623% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx® USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the “Risk Ratio,” described below.
The iBoxx USD Liquid High Yield Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued in the U.S. The iBoxx USD Treasuries 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years. The Index uses a “Risk Ratio” to signal a change in the position of the Index. The Risk Ratio is calculated by dividing the value of the iBoxx USD Liquid High Yield Index by the value of the iBoxx USD Treasuries 7-10 Year Index.
The Index, and consequently the Fund, may stay in any of its three possible positions for an extended period of time. As described below, the Index will change its position based on the following indicators, and each change will become effective by the close of business on the sixth business day after the indicator for the change is triggered. The Index will be in a new position effective on the seventh business day.
High Yield Indicator. When the Risk Ratio closes above its 100-day historical simple moving average (the “100-day moving average”) for five consecutive business days (the “High Yield Indicator”), the exposure of the Index will be 100% to the iBoxx USD Liquid High Yield Index, effective by the close of business on the sixth business day following the date of the High Yield Indicator. The Index will be in a new position effective on the seventh business day.
Once the High Yield Indicator has been triggered, the exposure of the Index will next change to either be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index if the 50/50 Indicator (described below) is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if both the 50/50 Indicator and the Treasury Bond (“T-Bond”) Indicator (described below) are triggered simultaneously, effective by the close of business on the sixth business day following the date of the High Yield Indicator. The Index will be in a new position effective on the seventh business day.
50/50 Indicator. When the Risk Ratio closes below its 100-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Index will be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the seventh business day. Following the effectiveness of the 50/50 Indicator, the exposure of the Index may be greater than or less than 50% with respect to the iBoxx USD Liquid High Yield Index and iBoxx USD Treasuries 7-10 Year Index depending on their respective performance until either the High Yield Indicator or T-Bond Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Index will next change to either be 100% to the iBoxx USD Liquid High Yield Index if the High Yield Indicator is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if the T-Bond Indicator (described below) is triggered, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. The Index will be in a new position effective on the seventh business day.
T-Bond Indicator. When the Risk Ratio’s 100-day moving average closes lower than its value from five business days earlier (the “T-Bond Indicator”), the exposure of the Index will be 100% to iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the T-Bond Indicator. The Index will be in a new position effective on the seventh business day.
For example, if today is Wednesday and the Risk Ratio 100-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the T-Bond Indicator is triggered. Unlike the operation of the High Yield Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the T-Bond Indicator has been triggered; rather, the T-Bond Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Index will not move directly from 100% exposure to the iBoxx USD Liquid High Yield Index to 100% exposure to iBoxx USD Treasuries 7-10 Year Index unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the High Yield Indicator.
Once the T-Bond Indicator has been triggered, the exposure of the Index will next change to be 100% to the iBoxx USD Liquid High Yield Index if the High Yield Indicator is triggered, effective by the close of business on the sixth business day following the date of the indicator. The Index will be in a new position effective on the seventh business day. Once the T-Bond Indicator has been triggered, the Index will not return to its 50/50 position unless the High Yield Indicator is first triggered, followed by the 50/50 Indicator being triggered.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in bonds denominated in U.S. dollars. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. However, the Fund may use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index does not involve practical difficulties or substantial costs).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
Principal Investment Risks
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
▪High Yield Risk. High yield debt obligations (commonly known as “junk bonds”) are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated because of their greater exposure to credit risk. The high yield market at times is subject to substantial volatility and high yield debt obligations may be less liquid than higher quality securities. As a result, the value of the Fund may be subject to greater volatility than other funds, and the Fund may be exposed to greater tracking risk (described below) than other funds.
▪Management Risk. To the extent the Fund uses a representative sampling strategy to obtain exposure to the Index, the Fund’s ability to track the performance of the Index will be contingent on the ability of the Fund’s Sub-Adviser to identify a subset of Index components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
•Communication Services Sector Risk. The Fund may invest in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of the such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Additionally, to the extent the high yield market experiences greater volatility or reduced liquidity, the Fund may not be able to acquire or dispose of the high yield securities in the Index at exactly the same time and price reflected in a reconstitution of the Index, and consequently, the Index’s exposure to the iBoxx USD Liquid High Yield Index may result in a greater difference between the returns of the Fund and those of the Index.
▪Trend Lag Risk. At least six consecutive trading days will elapse after the Risk Ratio first drops below its historical 100-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the iBoxx USD Liquid High Yield Index to the iBoxx USD Treasuries 7-10 Year Index (or conversely, from the iBoxx USD Treasuries 7-10 Year Index to the iBoxx USD Liquid High Yield Index). As a result, if the iBoxx USD Liquid High Yield Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days (or conversely, if the iBoxx USD Liquid High Yield Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the iBoxx USD Liquid High Yield Index and does not provide immediate exposure to upward trends and/or volatility in the iBoxx USD Liquid High Yield Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an Index aligned with the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 1.12%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 7.09% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was -10.65% (quarter ended June 30, 2022).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (10/22/19)
Pacer Trendpilot® US Bond ETF
Return Before Taxes	2.44%	-1.42%	0.81%
Return After Taxes on Distributions	0.17%	-3.58%	-1.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.43%	-1.98%	-0.22%
Pacer Trendpilot® US Bond Index (reflects no deduction for fees, expenses, or taxes)	3.58%	0.21%	2.35%
iBoxx USD Liquid High Yield Index (reflects no deduction for fees, expenses, or taxes)	8.83%	4.34%	4.63%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	0.94%
* The Fund has changed its benchmark to the Bloomberg U.S. Aggregate Bond Index, which represents the overall bond market in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Vident Advisory, LLC d/b/a Vident Asset Management (“VA” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Jim Iredale, CFA, Senior Portfolio Manager, Jeff Kernagis, CFA, Senior Portfolio Manager of VA, and Devin Ryder, CFA, Senior Portfolio Manager of VA, have primary responsibility for the day-to-day management of the Fund. Mr.

Iredale has been a portfolio manager of the Fund since the Fund’s inception. Mr. Kernagis has been a portfolio manager of the Fund since June 2022. Ms. Ryder has been a portfolio manager of the Fund since August 2025.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Trendpilot® Fund of Funds ETF
Investment Objective
The Pacer Trendpilot® Fund of Funds ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® Fund of Funds Index (the “Index” or the “Fund of Funds Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.62%
Total Annual Fund Operating Expenses	0.77%
1 Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$79	$246	$428	$954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot® ETFs”). Each of the Trendpilot® ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot® Indexes”).
Each Trendpilot® Index other than the Pacer Trendpilot® US Bond Index (collectively, the “Trendpilot® Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.
The Pacer Trendpilot® US Bond Index (the “Trendpilot® Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot® ETF	Trendpilot® Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-U.S. LargeCap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index
The Trendpilot® Indexes
Each Trendpilot® Equity Index uses a systematic trend following strategy that directs the Trendpilot® Equity Index’s exposure to either the applicable Underlying Component, 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or 100% to 3-Month US Treasury bills and may stay in any of its three possible positions for an extended period of time. The Trendpilot® Bond Index uses a systematic trend following strategy that directs the Trendpilot® Bond Index’s exposure to either the applicable Underlying Component, 50% to the applicable Underlying Component and 50% to the iBoxx USD Treasuries 7-10 Year Index, or 100% to the iBoxx USD Treasuries 7-10 Year Index and may stay in any of its three possible positions for an extended period of time. As described below, each Trendpilot® Index will change its position based on the following indicators, and each change will become effective on the second business day after the indicator for the change is triggered.
Underlying Component Indicator. When the applicable Underlying Component for the Trendpilot® Equity Indexes closes above its 200-day moving average for five consecutive business days (the “Underlying Component Indicator” for such indexes), the exposure of the applicable Trendpilot® Index will be 100% to the Underlying Component, effective on the second business following the date of the Underlying Component Indicator.
Once the Underlying Component Indicator has been triggered, the exposure of the applicable Trendpilot® Equity Index will next change to either be 50% to the Underlying Component and 50% to 3-Month US Treasury bills if the 50/50 Indicator (described below) is triggered or 100% to 3-Month US Treasury bills if both the 50/50 Indicator and the Treasury Indicator (described below) are triggered simultaneously, effective on the second business day following the date of the indicator(s).
With respect to the Trendpilot® Bond Index, when the Risk Ratio closes above its 100-day historical simple moving average (the “100-day moving average”) for five consecutive business days (the “Underlying Component Indicator” for such index), the exposure of the Trendpilot® Bond Index will be 100% to the iBoxx USD Liquid High Yield Index, effective by the close of business on the sixth business day following the date of the Underlying Component Indicator.
Once the Underlying Component Indicator has been triggered, the exposure of the Trendpilot® Bond Index will next change to either be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index if the 50/50 Indicator (described below) is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if both the 50/50 Indicator and the Treasury Indicator (described below) are triggered simultaneously, effective by the close of business on the sixth business day following the date of the Underlying Component Indicator.
50/50 Indicator. With respect to each Trendpilot® Equity Index, when the applicable Underlying Component closes below its 200-day moving average for five consecutive business days (the “50/50 Indicator” for such index), the exposure of the Trendpilot® Equity Index will be 50% to the Underlying Component and 50% to 3-Month US Treasury bills, effective on the second business day following the date of the 50/50 Indicator (“50/50 Exposure”). Following the effectiveness of the 50/50 Indicator, the exposure of the Trendpilot® Equity Index may be greater than or less than 50%

with respect to the Underlying Component and 3-Month US Treasury bills depending on their respective performance until either the Underlying Component Indicator or Treasury Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Trendpilot® Equity Index will next change to either be 100% to the Underlying Component if the Underlying Component Indicator is triggered or 100% to 3-Month US Treasury bills if the Treasury Indicator (described below) is triggered, effective on the second business day following the date of the indicator.
With respect to each Trendpilot® Bond Index, when the Risk Ratio closes below its 100-day moving average for five consecutive business days (the “50/50 Indicator”), the exposure of the Trendpilot® Bond Index will be 50% to the iBoxx USD Liquid High Yield Index and 50% iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the 50/50 Indicator. Following the effectiveness of the 50/50 Indicator, the exposure of the Trendpilot® Bond Index may be greater than or less than 50% with respect to the iBoxx USD Liquid High Yield Index and iBoxx USD Treasuries 7-10 Year Index depending on their respective performance until either the Underlying Component Indicator or Treasury Indicator (described below) is triggered.
Once the 50/50 Indicator has been triggered, the exposure of the Trendpilot® Bond Index will next change to either be 100% to the iBoxx USD Liquid High Yield Index if the Underlying Component Indicator is triggered or 100% to iBoxx USD Treasuries 7-10 Year Index if the Treasury Indicator (described below) is triggered, effective by the close of business on the sixth business day following the date of the 50/50 Indicator.
Treasury Indicator. With respect to each Trendpilot® Equity Index, when the applicable Underlying Component’s 200-day moving average closes lower than its value from five business days earlier (the “Treasury Indicator” for such index), the exposure of the Trendpilot® Equity Index will be 100% to 3-Month US Treasury bills, effective on the second business day following the date of the Treasury Indicator.
For example, if today is Wednesday and the applicable Underlying Component’s 200-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the Treasury Indicator is triggered. Unlike the operation of the Underlying Component Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the Treasury Indicator has been triggered; rather, the Treasury Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Trendpilot® Equity Index will not move directly from 100% exposure to the Underlying Component to 100% exposure to 3-Month US Treasury bills unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Underlying Component Indicator.
With respect to the Trendpilot® Bond Index, when the Risk Ratio’s 100-day moving average closes lower than its value from five business days earlier (the “Treasury Indicator” for such index), the exposure of the Trendpilot® Bond Index will be 100% to iBoxx USD Treasuries 7-10 Year Index, effective by the close of business on the sixth business day following the date of the Treasury Indicator.
For example, if today is Wednesday and the Risk Ratio 100-day moving average closes lower than it did on the fifth preceding business day (Wednesday of the preceding week), the Treasury Indicator is triggered. Unlike the operation of the Underlying Component Indicator and 50/50 Indicator, the closing values on the days in between today and the fifth preceding business day do not affect whether the Treasury Indicator has been triggered; rather, the Treasury Indicator simply compares today’s closing value to the closing value five business days earlier. However, the Trendpilot® Bond Index will not move directly from 100% exposure to the iBoxx USD Liquid High Yield Index to 100% exposure to iBoxx USD Treasuries 7-10 Year Index unless the 50/50 Indicator was simultaneously triggered following the most recent triggering of the Underlying Component Indicator.
Once the Treasury Indicator has been triggered, the exposure of the Trendpilot® Index will next change to be 100% to the Underlying Component if the Underlying Component Indicator is triggered, effective on the second business day following the date of the indicator. Once the Treasury Indicator has been triggered, the Trendpilot® Index will not return to its 50/50 position unless the Underlying Component Indicator is first triggered, followed by the 50/50 Indicator being triggered.
Each Trendpilot® Index aims to mitigate, to some extent, the volatility of the Underlying Component by tracking 3-Month US Treasury bills or the iBoxx USD Treasuries 7-10 Year Index (instead of the Underlying Component), as applicable, when the applicable Underlying Component is in a negative trend. Because the Underlying Component Indicator, 50/50 Indicator, and Treasury Indicator (collectively, the “Exposure Indicators”) for each Trendpilot® Index operate independent of the Exposure Indicators for each other Trendpilot® Index, the Fund of Funds Index may reflect Underlying Component exposure for each Trendpilot® ETF, a mix of Underlying Component exposures and 3-Month US Treasury bills, or entirely 3-Month US Treasury bills for short or long periods of time. When the 50/50 Indicator or Treasury Indicator has been triggered for a particular Trendpilot® ETF, the Fund of Funds Index will have reduced or no exposure, respectively, to the applicable Trendpilot® ETF’s Underlying Component.
Special Indicator. For each Trendpilot® Equity Index, in the event the Underlying Component closes 20% above or 20% below its 200-day simple moving average, the Trendpilot® Equity Index will change exposures effective at the end of the following business day to its 50/50 Exposure. This new exposure (the “Special Exposure”) will continue until the applicable Underlying Component Indicator, 50/50 Indicator, or Treasury Indicator is triggered.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Fund of Funds Index (i.e., the Trendpilot® ETFs). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Fund of Funds Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪High Yield Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield debt obligations are speculative investments and may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund. The market for high yield securities is generally thinner and less active than the market for higher quality securities. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become classified as “high risk.” Consequently, high yield securities and loans entail greater risk of loss of principal than securities and loans that are investment grade rated. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Other Investment Companies Risk. The Fund primarily invests in other ETFs and will incur higher and duplicative expenses as a result of such investments. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
▪Trend Lag Risk. At least six consecutive trading days will elapse after the applicable Equity Component first drops below its historical 200-day simple moving average (or conversely, first moves above such average) before a Trendpilot® Index will switch from tracking the Equity Component to 3-Month US Treasury bills (or conversely, from 3-Month US Treasury bills to the Equity Component). As a result, if the Equity Component is in an overall positive trend, the Trendpilot® Index and consequently the Fund of Funds Index and the Fund may be adversely affected by a downward trend and/or volatility in the Equity Component for up to six consecutive trading days (or conversely, if the Equity Component is in an overall negative trend, the Trendpilot® Index and consequently the Fund of Funds Index and the Fund may not benefit from an upward trend and/or volatility in the Equity Component for up to six consecutive trading days). Accordingly, the methodology employed by each Trendpilot® Index does not eliminate exposure to downward trends and/or volatility in the Equity Component and does not provide immediate exposure to upward trends and/or volatility in the Equity Component.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an Index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 10.56%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 12.48% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -13.36% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (5/3/19)
Pacer Trendpilot® Fund of Funds ETF
Return Before Taxes	5.89%	5.71%	6.07%
Return After Taxes on Distributions	5.10%	5.04%	5.50%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	4.23%	4.60%
Pacer Trendpilot® Fund of Funds Index (reflects no deduction for fees, expenses, or taxes)	7.24%	6.71%	7.11%
S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)	22.99%	12.79%	13.49%
FTSE All-World Total Return Index (reflects no deduction for fees, expenses, or taxes)	23.13%	11.70%	12.74%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer US Cash Cows 100 ETF
Investment Objective
The Pacer US Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows 100 Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (“IDG” or the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.”
The initial index universe is derived from the component companies of the Russell 1000® Index (excluding financial companies). Component companies of the initial universe are screened based on their market capitalization. The equity securities of the 400 companies with the highest market capitalization are included in the Index. Companies with negative average projected free cash flows or earnings are then removed from the Index universe.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve month free cash flow, and weightings are capped at the lesser of (i) 2% or (ii) a percentage equal to 5% of a company’s free float market capitalization, assuming Index market capitalization of $40 billion. The Index is reconstituted and rebalanced quarterly as of the close of business on the 3rd Friday of March, June, September, and December based on data as of the 1st Friday (or such other date determined by the Index Provider) of the applicable rebalance month.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in U.S.-listed equity securities that are the component securities of the Index. The Fund defines “equity securities” to mean common stocks, and may include preferred stocks, rights, warrants, and depositary receipts. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.
◦Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
▪Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 3.87%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.60% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -27.76% (quarter ended March 31, 2020).

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (12/16/16)
Pacer US Cash Cows 100 ETF
Return Before Taxes	8.99%	14.61%	12.54%
Return After Taxes on Distributions	8.40%	14.08%	11.98%
Return After Taxes on Distributions and Sale of Fund Shares	5.70%	11.69%	10.24%
Pacer US Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)	9.59%	15.24%	13.06%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.91%	11.33%	9.67%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer US Small Cap Cash Cows ETF
Investment Objective
The Pacer US Small Cap Cash Cows ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Small Cap Cash Cows Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (“IDG” or the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.
The initial Index universe is derived from the component companies of the S&P United States SmallCap Index. Component companies of the initial universe are screened based on their 3-month average daily trading volume. The equity securities of the companies with a 3-month average daily trading volume in the top 75% of the initial universe are included in the Index. The remaining universe is then screened based on the average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

Companies with negative average projected free cash flows or earnings are removed from the Index universe. Equity securities that are not listed for trading on a U.S. securities exchange are excluded from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.
The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 200 companies with the highest free cash flow yield are included in the Index.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve month free cash flow, and weightings are capped at the lesser of (i) 2% or (ii) a percentage equal to 5% of a company’s free float market capitalization, assuming Index market capitalization of $20 billion. Weight above the 2% foregoing limitation is redistributed among the other Index constituents in proportion to their weights. As of June 30, 2026, the companies included in the Index had a market capitalization range of $244 million to $26 billion. From time to time, the Index may include more or less than 200 companies as a result of events such as acquisitions, spinoffs and other corporate actions. The Index is reconstituted and rebalanced quarterly as of the close of business on the 3rd Friday of March, June, September, and December based on data as of the 2nd Friday (or such other date determined by the Index Provider) of the applicable rebalance month and will be completed over the next five days. As of June 30, 2026 the Index had significant exposure to the consumer discretionary sector and information technology sector.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in U.S.-listed small-capitalization equity securities that are the component securities of the Index. The Fund considers “small-capitalization” companies to be companies within the S&P United States SmallCap Index. The Fund defines “equity securities” to mean common stocks, and may include preferred stocks, rights, warrants, and depositary receipts. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.”
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
▪Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
▪Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and two indexes aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 14.45%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 35.33% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -35.46% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (6/16/17)
Pacer US Small Cap Cash Cows ETF
Return Before Taxes	2.34%	8.88%	8.53%
Return After Taxes on Distributions	1.98%	8.50%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares	1.63%	6.99%	6.85%
Pacer US Small Cap Cash Cows Index (reflects no deduction for fees, expenses, or taxes)	2.68%	9.36%	8.88%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	12.81%	6.09%	8.33%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	8.25%
S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses, or taxes)	6.71%	8.96%	7.83%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Global Cash Cows Dividend ETF
Investment Objective
The Pacer Global Cash Cows Dividend ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Global Cash Cows Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yields backed by a high free cash flow yield.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The initial index universe is derived from the component companies of the FTSE All-World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years.
Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.

The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.
At the time of each rebalance of the Index, the companies included in the Index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve month period, and weightings are capped at 2% of the weight of the Index for any individual company. The Index is reconstituted and rebalanced semi-annually as of the close of business on the 3rd Friday of June and December based on data as of the 1st Friday (or such other date determined by the Index Provider) of the applicable rebalance month.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

◦Risks Related to Investing in the United States. The Fund may have significant exposure to investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.
◦Risks Related to Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Staples Sector Risk. The Fund may invest in companies in the consumer staples sector, and therefore the performance of the Fund could be negatively impacted affected by the events affecting this sector. The permissibility of using various food additives and production methods, fads, marketing campaigns and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
◦Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

▪Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 6.66%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.08% (quarter ended December 31, 2022) and the Fund’s lowest return for a calendar quarter was -27.03% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (2/22/16)
Pacer Global Cash Cows Dividend ETF
Return Before Taxes	27.56%	12.65%	9.72%
Return After Taxes on Distributions	26.66%	11.66%	8.85%
Return After Taxes on Distributions and Sale of Fund Shares	17.47%	10.12%	7.90%
Pacer Global Cash Cows Dividend Index (reflects no deduction for fees, expenses, or taxes)	28.60%	13.56%	10.67%
MSCI World Index* (reflects no deduction for fees, expenses, or taxes)	21.09%	12.15%	13.07%
MSCI World Value Index (reflects no deduction for fees, expenses, or taxes)	20.79%	11.35%	10.00%

* The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Developed Markets International Cash Cows 100 ETF
Investment Objective
The Pacer Developed Markets International Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Developed Markets International Cash Cows 100 Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).

The Index

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe.
Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), and companies with a market capitalization of less than $3 billion are excluded from the Index universe.
The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve month free cash flow, and weightings are capped at 2% of the weight of the Index for any individual company. As of June 30, 2026, the Index had significant exposure to companies in Europe and Japan, and the companies included in the Index had a market capitalization of $3.0 billion to $140.0 billion. As of June 30, 2026 the Index had significant exposure to the industrials sector. The Index is reconstituted and rebalanced semi-annually as of the close of business on the 3rd Friday of June and December based on data as of the 1st Friday (or such other date determined by the Index Provider) of the applicable rebalance month.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Because the Index constituents are a subset of those of the FTSE Developed ex US Index, the geographic concentrations of the Index, and consequently the Fund, may be different than those of the broader FTSE Developed ex US Index.
◦Risks Related to Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
◦Risks Related to Investing in Japan. A significant portion of the Fund’s assets may be invested in Japanese securities. To the extent the Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
▪Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 7.99%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 24.37% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -28.31% (quarter ended March 31, 2020).

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (6/16/17)
Pacer Developed Markets International Cash Cows 100 ETF
Return Before Taxes	36.71%	10.18%	8.71%
Return After Taxes on Distributions	36.07%	9.50%	8.15%
Return After Taxes on Distributions and Sale of Fund Shares	22.77%	8.14%	7.11%
Pacer Developed Markets International Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)	37.66%	11.06%	9.65%
MSCI World Index* (reflects no deduction for fees, expenses, or taxes)	21.09%	12.15%	12.05%
FTSE All World Developed ex-US Index (reflects no deduction for fees, expenses, or taxes)	30.92%	6.46%	5.58%
* The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Emerging Markets Cash Cows 100 ETF
Investment Objective
The Pacer Emerging Markets Cash Cows 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Emerging Markets Cash Cows 100 Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.70%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.”

The initial index universe is derived from the component companies of the FTSE Emerging Markets Index. The Fund defines emerging markets countries as those countries included in the FTSE Emerging Markets Index. As of June 30, 2026, the Index had significant exposure to companies in China. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.

Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.

Free Cash Flow Yield: FCF/EV

Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), companies with a market capitalization of less than $2 billion, and companies whose average daily trading value (“ADTV”) for the prior 90 days does not exceed $5 million are excluded from the Index universe.
The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield (the “Top 100 Companies”) are included in the Index, subject to the exceptions described below.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve-month free cash flow, and weightings are capped at 2% of the weight of the Index for any individual company. Additionally, the Index is limited to a maximum of twenty companies from any individual country and any sector. As of June 30, 2026, the Index had significant exposure to companies in the communication services sector and the consumer discretionary sector. If the Top 100 Companies include more than 20 companies from an individual country or sector (the “Exposure Limit”), the Index will exclude the companies with the lowest free cash flow yield from each country and/or sector needed to meet the Exposure Limit and will include companies outside the Top 100 Companies based on their free cash flow yield until the Index includes 100 companies and satisfies the Exposure Limit. As of June 30, 2026, the companies included in the Index had a market capitalization range of $2.0 billion to $83.0 billion. The Index is reconstituted and rebalanced semi-annually as of the close of business on the third Friday of June and December based on data as of the first Friday (or such other date determined by the Index Provider) of the applicable rebalance month.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts or other investment companies). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Because the Index is a subset of the FTSE Emerging Markets Index, the geographic concentrations of the Index, and consequently the Fund, may be different than those of the broader FTSE Emerging Markets Index.
◦Risks Related to Investing China. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Communications Services Sector Risk. The Fund is generally expected to invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of the such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.
◦Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
▪Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31

For the year-to-date period ended June 30, 2026, the Fund’s total return was 8.82%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 19.68% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -31.97% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (5/2/19)
Pacer Emerging Markets Cash Cows 100 ETF
Return Before Taxes	30.89%	6.63%	6.01%
Return After Taxes on Distributions	28.98%	5.34%	4.60%
Return After Taxes on Distributions and Sale of Fund Shares	19.06%	5.09%	4.55%
Pacer Emerging Markets Cash Cows 100 Index (reflects no deduction for fees, expenses, or taxes)	33.14%	8.82%	8.21%
MSCI World Index* (reflects no deduction for fees, expenses, or taxes)	21.09%	12.15%	13.10%
FTSE Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	26.01%	4.89%	6.85%
* The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer US Large Cap Cash Cows Growth Leaders ETF
Investment Objective
The Pacer US Large Cap Cash Cows Growth Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Pacer US Large Cap Cash Cows Growth Leaders Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 110% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index

The Index uses a rules-based methodology that seeks to provide exposure to large-capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.”
The initial Index universe is typically derived from the component companies of the Russell 1000 Index®. The initial universe of companies is typically screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will typically remain in the Index universe. A company’s projected free cash flows and earnings are typically determined by the Index Provider.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

Companies with negative average projected free cash flows or earnings are typically removed from the Index universe. Additionally, companies in the financial or real estate sectors are typically excluded from the Index universe.
The remaining companies are typically ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are typically included in the Index. Companies included in the Index are typically weighted by their price momentum score and a company’s price momentum score is typically calculated on each of the reconstitution dates.
The weight of any individual company included in the Index is typically capped at 5%. Weight above the 5% limitation is typically redistributed among the other Index constituents in proportion to their weights. As of June 30 2026, the companies included in the Index had a market capitalization range of $3.0 billion to $4.0 trillion. As of June 30, 2026 the Index had significant exposure to the health care sector and information technology sector. The Index is typically reconstituted and rebalanced quarterly as of the close of business on the third Friday of March, June, September, and December based on data as of the first Friday (or such other date determined by the Index Provider) of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will seek to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies (“large cap”) that are principally traded in the United States. The Fund considers a company to be a large-capitalization at the time of purchase if it was included in the Russell 1000 Index at any time within the prior 12 months. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
•Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
•Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Growth Investing Risk. Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
•Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 14.18%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.07% (quarter ended June 30, 2025) and the Fund’s lowest return for a calendar quarter was -3.80% (quarter ended March 31, 2025).

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	Since Inception (12/21/22)
Pacer US Large Cap Cash Cows Growth Leaders ETF
Return Before Taxes	10.33%	20.32%
Return After Taxes on Distributions	10.25%	20.20%
Return After Taxes on Distributions and Sale of Fund Shares	6.18%	16.10%
Pacer US Large Cap Cash Cows Growth Leaders Index (reflects no deduction for fees, expenses, or taxes)	10.95%	20.93%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	22.12%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.70%	30.05%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer US Small Cap Cash Cows Growth Leaders ETF
Investment Objective
The Pacer US Small Cap Cash Cows Growth Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Pacer US Small Cap Cash Cows Growth Leaders Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).

The Index

The Index uses a rules-based methodology that seeks to provide exposure to small-capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.” The Fund considers a company to be a small-capitalization at the time of purchase if it was included in the S&P SmallCap 600® Index (the “S&P SmallCap 600”) at any time within the prior six months.
The initial Index universe is derived from the component companies of the S&P SmallCap 600. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. A company’s projected free cash flows and earnings are determined by the Index Provider.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, companies in the financial or real estate sectors are excluded from the Index universe.
The remaining companies are ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are included in the Index. Companies included in the Index are weighted by their price momentum score and a company’s price momentum score is calculated on each of the reconstitution dates. The effect of the price momentum score is to overweight companies with relative positive price momentum, while underweighting companies with relative negative price momentum over a period of approximately the prior six months.
The weight of any individual company included in the Index is capped at 5%. Weight above the 5% limitation is redistributed among the other Index constituents in proportion to their weights. As of June 30, 2026, the companies included in the Index had a market capitalization range of $514 million to $7.9 billion. As of June 30, 2026, the Index had significant exposure to the information technology, industrials and health care sectors. The Index is reconstituted and rebalanced quarterly as of the close of business on the third Friday of March, June, September, and December based on data as of the first Friday (or such other date determined by the Index Provider) of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will seek to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies (“small cap”) that are principally traded in the United States. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Fund.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser (as defined below) can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

•Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
•Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
•Growth Investing Risk. Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
•High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Small-Capitalization Companies Risk. The equity securities of small-capitalization companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of small-capitalization companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
•Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 34.22%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 7.65% (quarter ended September 30, 2024) and the Fund’s lowest return for a calendar quarter was -4.79% (quarter ended March 31, 2025).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	Since Inception (5/1/23)
Pacer US Small Cap Cash Cows Growth Leaders ETF
Return Before Taxes	0.27%	9.45%
Return After Taxes on Distributions	0.18%	9.34%
Return After Taxes on Distributions and Sale of Fund Shares	0.22%	7.32%
Pacer US SmallCap Cash Cows Growth Leaders Index (reflects no deduction for fees, expenses, or taxes)	0.94%	10.22%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	21.37%
S&P SmallCap 600 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.38%	12.38%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer US Cash Cows Growth ETF
Investment Objective
The Pacer US Cash Cows Growth ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows Growth Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.

The initial Index universe is derived from the component companies of the S&P 900® Pure Growth Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 50 companies with the highest free cash flow yield are included in the Index. As of June 30, 2026, the Index had significant exposure to companies in the consumer discretionary, health care, and information technology sectors.
At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their current market capitalization, and weightings are capped at 5% of the weight of the Index for any individual company. Weight above the 5% limitation is redistributed among the other Index constituents in proportion to their weights. As of June 30, 2026, the Index had a market capitalization range of $3.4 billion to $261 billion. The Index is reconstituted and rebalanced quarterly as of the close of business on the 3nd Friday of March, June, September, and December based on data as of the 2nd Friday (or such other date determined by the Index Provider) of the applicable rebalance month.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Growth Investing Risk. Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
▪Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 7.12%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 31.88% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -23.98% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (5/2/19)
Pacer US Cash Cows Growth ETF
Return Before Taxes	19.20%	11.85%	13.66%
Return After Taxes on Distributions	19.12%	11.67%	13.45%
Return After Taxes on Distributions and Sale of Fund Shares	11.42%	9.42%	11.11%
Pacer US Cash Cows Growth Index (reflects no deduction for fees, expenses, or taxes)	19.91%	12.13%	13.91%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	15.46%
S&P 900 Pure Growth Index (reflects no deduction for fees, expenses, or taxes)	11.46%	7.28%	10.75%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Cash Cows Fund of Funds ETF
Investment Objective
The Pacer Cash Cows Fund of Funds ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Cash Cows Fund of Funds Index (the “Index” or the “Fund of Funds Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.59%
Total Annual Fund Operating Expenses	0.74%
1 Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group, an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
The Index
The Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 Index	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE All-World Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index
The Cash Cows Indexes

Each Cash Cows Index is derived from the component companies of the applicable Equity Universe. The companies in the applicable Equity Universe are screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available remain eligible for inclusion in the applicable Cash Cows Index. Companies with negative average projected free cash flows or earnings are not eligible for inclusion in the applicable Cash Cows Index. Additionally, financial companies, other than real estate investment trusts (“REITs”), are not eligible for inclusion in the applicable Cash Cows Index. For the Pacer Developed Markets International Cash Cows 100 ETF, companies with a market capitalization of less than $3 billion are also excluded.
Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Enterprise Value (EV): A company’s market capitalization plus its debt and minus its cash and cash equivalents.
Free Cash Flow Yield: FCF / EV

For each Cash Cows Index, the remaining eligible companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 applicable companies with the highest free cash flow yield are included in the Pacer US Cash Cows 100 Index, Pacer Developed Markets International Cash Cows 100 Index, and Pacer US Small Cap Cash Cows Index. The equity securities of the 50 applicable companies with the highest free cash flow yield are included in the Pacer US Cash Cows Growth Index. For the Pacer Global Cash Cows Dividend Index, the equity securities of the 300 applicable companies with the highest free cash flow yield are selected and then narrowed to the 100 companies with the highest dividend yield.
Each of the Pacer US Cash Cows Growth Index, Pacer US Cash Cows 100 Index, and Pacer US Small Cap Cash Cows Index is rebalanced and reconstituted quarterly, and each of the Pacer Developed Markets International Cash Cows 100 Index and Pacer Global Cash Cows Dividend Index is rebalanced and reconstituted semi-annually.
At the time of each rebalance and reconstitution, companies in the Pacer US Cash Cows 100 Index, Pacer US Small Cap Cash Cows Index, and Pacer Developed Markets International Cash Cows 100 Index are weighted in proportion to their trailing twelve month free cash flow, companies in the Pacer Global Cash Cows Dividend Index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve-month period, and companies in the Pacer US Cash Cows Growth Index are market capitalization weighted. Companies in each Cash Cows Index are limited at the time of each rebalance and reconstitution to a maximum of 2% weight for any individual company (5% with respect to the Pacer US Cash Cows Growth Index).
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in (i) the component securities of the Fund of Funds Index (i.e., the Cash Cows ETFs) or (ii) the underlying holdings of one or more Cash Cows ETFs in the same approximate weight as such holdings are assigned in the applicable Cash Cows ETF, adjusted to reflect the weight of such Cash Cows ETF in the Fund of Funds Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Fund of Funds Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as the Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Other Investment Companies Risk. The Fund primarily invests in other ETFs and will incur higher and duplicative expenses as a result of such investments. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
▪Style Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may have a negative impact on the Fund’s performance.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 8.40%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 23.08% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -28.87% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (5/3/19)
Pacer Cash Cows Fund of Funds ETF
Return Before Taxes	18.91%	11.94%	11.37%
Return After Taxes on Distributions	17.90%	11.28%	10.73%
Return After Taxes on Distributions and Sale of Fund Shares	11.96%	9.48%	9.12%
Pacer Cash Cows Fund of Funds Index (reflects no deduction for fees, expenses, or taxes)	19.30%	12.36%	11.88%
MSCI World Index* (reflects no deduction for fees, expenses, or taxes)	21.09%	12.15%	12.97%
FTSE Developed ex US All Cap Index (reflects no deduction for fees, expenses, or taxes)	34.86%	9.14%	9.63%
* The Fund has changed its benchmark to the MSCI World Index, which represents the overall equity market in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer US Export Leaders ETF
Investment Objective
The Pacer US Export Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Export Leaders Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.49%
1 The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 1, 2026.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).

The Index

The Index uses an objective, rules-based methodology to measure the performance of a portfolio of approximately 100 large- and mid- capitalization U.S. companies with a high percentage of foreign sales and high free cash flow margin.
Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales.
The remaining companies are ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are included in the Index, and those companies are weighted based on market capitalization, with a 5% cap for each Index constituent.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

As of June 30, 2026, the Index was made up of 100 companies and included significant allocations to companies in the information technology sectors.
The Index is reconstituted and rebalanced quarterly. At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their market capitalization, and weightings are capped at 5% of the weight of the Index for any individual company.
From time to time, the Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.
The S&P 500 consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The S&P MidCap 400 measures the performance of mid-capitalization stocks in the United States.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Sales Risk. The Fund invests in companies that derive a significant portion of their sales to non-U.S. customers. Consequently, investments in such companies may be subject to risk of loss due to unfavorable changes in currency exchange rates, political, economic or social changes or instability in such non-U.S. countries, events affecting the transportation, shipping or delivery of goods to such customers, and changes in U.S. or foreign laws or regulations affecting exports.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The index the Fund tracks changed its methodology in December 2025 to select companies based on a company’s free cash flow margin, rather than free cash flow growth, and moved from an equal-weighted index to a market capitalization weighted index with a 5% cap on constituent companies. This change may limit the relevance of this information. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 24.49%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 26.73% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -24.91% (quarter ended March 31, 2020).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (7/23/18)
Pacer US Export Leaders ETF
Return Before Taxes	26.73%	11.57%	13.28%
Return After Taxes on Distributions	26.58%	11.45%	13.15%
Return After Taxes on Distributions and Sale of Fund Shares	15.91%	9.21%	10.89%
Pacer US Export Leaders Index (reflects no deduction for fees, expenses, or taxes)	27.41%	12.22%	13.97%
S&P 900 IndexTM (reflects no deduction for fees, expenses, or taxes)	17.30%	14.13%	14.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer International Export Leaders ETF
Investment Objective
The Pacer International Export Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer International Export Leaders Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.49%
1 The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 1, 2026.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period of December 22, 2025 (commencement of operations) through the fiscal period ended April 30, 2026, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).

The Index

The Index uses an objective, rules-based methodology to measure the performance of approximately 100 large- and mid-capitalization non-U.S. companies with a high percentage of foreign sales and high free cash flow margin.
Construction of the Index begins with an initial universe of the 200 companies included in the FTSE Developed ex US Index that have the highest annual foreign sales as a percentage of total sales.
The remaining companies are ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are included in the Index, and those companies are weighted based on market capitalization, with a 5% cap for each index constituent.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

The Index is reconstituted and rebalanced semi-annually. At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their market capitalization, and weightings are capped at 5% of the weight of the Index for any individual company.
From time to time, the Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.
The FTSE Developed ex US Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in twenty-four non-U.S. countries. The FTSE Developed ex US Index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪ European Investments Risk. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
▪Foreign Sales Risk. The Fund invests in companies that derive a significant portion of their sales to foreign customers. Consequently, investments in such companies may be subject to risk of loss due to unfavorable changes in currency exchange rates, political, economic or social changes or instability in such foreign countries, events affecting the transportation, shipping or delivery of goods to such customers, and changes in foreign laws or regulations affecting exports.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Index’s, and therefore the Fund’s, heavy equity exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Fund Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.

Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Hotel & Lodging Real Estate ETF
Investment Objective
The Pacer Hotel & Lodging Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Hotel & Lodging Real Estate Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.60%
1 Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$61	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Pacer Advisers Inc. (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”), and measures the performance of the hotel, motel, and lodging real estate sectors of the U.S. equity market.
The Index
The Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the hotel, motel, and lodging real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index

Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the hotel and lodging real estate sector. The Fund defines the hotel and lodging real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing hotels, motels, resorts, or other lodging properties that rent space to guests. Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Hotel & Lodging Real Estate Sector. Companies in the Hotel & Lodging Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Weak economic conditions in some parts of the world, changes in oil prices and currency values, political instability in some areas, and the uncertainty over how long any of these conditions will continue, could continue to have a negative impact on the lodging industry. As a result of such current economic conditions and uncertainty, the lodging industry may continue to experience weakened demand for occupancy in some markets.
▪REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
▪Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
▪Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the

Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Fund Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Apartments & Residential Real Estate ETF
Investment Objective
The Pacer Apartments & Residential Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Apartments & Residential Real Estate Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.60%
1 Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$61	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Pacer Advisers Inc. (the “Index Provider”) an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”), and measures the performance of the apartment, student housing, and residential rental real estate sectors of the U.S. equity market.
The Index
The Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the apartment, student housing, and residential rental real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the apartments and residential real estate sector. The Fund defines the apartments and residential real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing apartment buildings, student housing, manufactured homes, and single-family homes. Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Apartments & Residential Real Estate Sector. Companies in the Apartments & Residential Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Residential real estate development is particularly subject to changes in financing costs, occupancy rates, the ability to obtain zoning or other permits or government approvals, labor costs, and scheduling delays. Additionally, such companies may face significant costs associated with compliance (or failure to comply with) the accessibility provisions of federal, state or local requirements.
▪REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values, vacancy, and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
▪Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
▪Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the

Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Fund Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Healthcare Real Estate ETF
Investment Objective
The Pacer Healthcare Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer Healthcare Real Estate Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.60%
1 Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$61	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Pacer Advisers Inc. (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”), and measures the performance of the healthcare real estate sectors of the U.S. equity market.
The Index
The Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the healthcare real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index

Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the healthcare real estate sector. The Fund defines the healthcare real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing healthcare real estate (e.g., senior living facilities, hospitals, medical office buildings, skilled nursing facilities). Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Healthcare Real Estate Sector. Companies in the Healthcare Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Such companies may be subject to risks related to severe cold and flu seasons, epidemics, or any other widespread illnesses that could affect the occupancy of healthcare properties, including seniors housing. Additionally, healthcare companies may be significantly dependent on one or a small number of long-term management agreements for seniors housing communities, which may subject such companies to the risks affecting such management companies.
▪REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
▪Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
▪Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the

Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Fund Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Industrial Real Estate ETF
Investment Objective
The Pacer Industrial Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.49%
1 The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 29, 2025.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Global Property Research B.V. and Solactive AG (the “Index Provider”), and measures the performance of the industrial real estate sector primarily of the U.S. equity market, which includes warehouse and self-storage real estate sub-sectors.
The Index
The Index is generally composed of the equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derive at least 85% of their earnings or revenues from self-storage real estate operations (“Self-Storage Companies”). At the time of each reconstitution of the Index, Industrial Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares that are part of the GPR 250 Index are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.

The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. The sum of all Industrial Companies that are not Self-Storage Companies cannot exceed 80% of the total Index weight, and the remaining weight will be composed of Self-Storage Companies. Additionally, each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies the industrial real estate sector. The Fund defines the industrial real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing land or buildings used for industrial purposes (e.g., warehouses, distribution facilities, storage or self-storage facilities). Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.

▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Industrial Real Estate Sector. Companies in the Industrial Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. For example, industrial real estate may be more susceptible to changes in interest rates, macroeconomic trends, government regulation, and tax regulation than other real estate sectors. Industrial real estate may also be concentrated in logistics-related industries, which could expose industrial real estate companies to the risks of a downturn affecting logistics companies.
▪REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940

Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
▪Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
▪Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31

For the year-to-date period ended June 30, 2026, the Fund’s total return was 9.27%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 28.28% (quarter ended December 31, 2021) and the Fund’s lowest return for a calendar quarter was -19.52% (quarter ended June 30, 2022).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (5/14/18)
Pacer Industrial Real Estate ETF
Return Before Taxes	8.16%	3.00%	8.22%
Return After Taxes on Distributions	6.98%	2.10%	7.25%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	2.10%	6.25%
Solactive GPR Industrial Real Estate Index[1] (reflects no deduction for fees, expenses, or taxes)	8.88%	4.85%	8.85%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.65%
FTSE NAREIT All Equity REITS Total Return Index (reflects no deduction for fees, expenses, or taxes)	2.27%	4.85%	5.94%
1 Effective November 1, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Industrial Real Estate Index. Performance shown for periods prior to November 1, 2022, is that of the Kelly Industrial Real Estate Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Data & Infrastructure Real Estate ETF
Investment Objective
The Pacer Data & Infrastructure Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.49%
1 The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 29, 2025.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was developed by Global Property Research B.V. and Solactive AG (the “Index Provider”), and measures the performance of the data and infrastructure real estate sectors primarily of the U.S. equity market.
The Index
The Index is generally composed of equity securities of U.S. and global Data and Infrastructure Real Estate Companies (defined below) and equity securities of U.S. and global Power Generation Companies (defined below) (collectively, “Eligible Companies”).

The Index includes securities across the following categories of companies. Such categories and the “weight” (defined as the percentage of the total Index) assigned to each category at the time of each rebalance of the Index are as follows:

Data and Infrastructure Real Estate Companies (80%)
Equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors and are (i) components of the GPR Pure Infrastructure Index that are allocated to the communication sector or (ii) global data center companies that are components of the GPR 250 Index (collectively, “Data and Infrastructure Real Estate Companies”).

Power Generation Companies (20%)
Equity securities of companies that are components of the Solactive Small Modular Reactor Index. Companies are eligible to be included in the Solactive Small Modular Reactor Index if they generate at least 50% of their revenues from activities that make use of one or more of the following technologies (collectively, “Power Generation Companies”):
•Small Modular Reactors (SMRs): Companies involved in the development, manufacturing, engineering, or supply of technologies, components, or services related to small modular reactors, including activities that support the deployment, operation, and integration of SMRs into energy systems.
•Nuclear Power: Companies engaged in activities connected to nuclear energy generation, including the construction, operation, maintenance, or supply of technologies and services for nuclear power plants, as well as companies that provide equipment, engineering, or infrastructure solutions that enable nuclear power production.
•Power Infrastructure & Energy Systems: Companies that provide products, technologies, or services that enable the generation, transmission, and/or distribution of electricity, including grid equipment, power conversion systems, backup and reserve power solutions, and other infrastructure related to maintaining energy supply for industrial, commercial, and utility-scale applications.
•Digital Infrastructure & Connectivity Systems: Companies that deliver hardware, software, and services that support the power, cooling, networking, and/or operational resilience of digital infrastructure, including data center power and thermal management solutions, networking and connectivity equipment, and integrated systems that assist in the operation of information technology and communication facilities.

At the time of each reconstitution of the Index, Eligible Companies must meet the following requirements: (1) have a primary listing exchange in one of the countries that are part of the Developed Markets or Emerging Markets as defined by the Solactive Country Classification (excluding India and Mexico); (2) have a free float market capitalization of at least $250 million at the time of reconstitution and at least $500 million on any day within two years prior to the reconstitution date; and (3) have an average daily volume traded in the last 12 months of at least 10,000 shares.
To be eligible to be included in the GPR Pure Infrastructure Index, companies must have at least 50% of operational turnover derived from infrastructure activities. To be eligible to be included in the GPR 250 Index, companies must derive at least 75% of their operational turnover from investment activities (for property investment companies) or from a combination of investment and development activities (for hybrid property companies). In the case of hybrid property companies, at least 25% of operational turnover must originate from investment activities.
To be eligible for inclusion in the Solactive Small Modular Reactor Index, companies must have a free float market capitalization of at least $100 million and minimum average daily value traded of at least $1 million over the six month period prior to the reconstitution date. Companies are selected for inclusion in the Solactive Small Modular Reactor Index by Solactive AG (“Solactive”), using ARTIS®, Solactive’s proprietary natural language processing algorithm. ARTIS uses key words to review large volumes of publicly available data, such as company annual reports, published business descriptions, company publications, and financial news reports, which Solactive believes will identify and classify companies eligible for inclusion in the Solactive Small Modular Reactor Index.
A portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) quarterly as of the close of business on the third Friday of March, June, September, and December. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. Each Index Constituent’s weight is capped at 15% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. The aggregate weight of the Index Constituents from emerging markets is capped at 10%. If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Data and Infrastructure Real Estate Companies and Power Generation Companies. The Fund defines Data and Infrastructure Real Estate Companies as U.S. and global companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure sectors. The Fund defines Power Generation Companies as U.S. and global companies that generate at least 50% of their revenues from activities that make use of small modular reactors (SMRs), nuclear power, power infrastructure and energy systems, or digital infrastructure and connectivity systems. Pacer Advisors, Inc. (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration in Real Estate Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the real estate industry may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your

Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.

▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Natural Language Processing (NLP) Model Risk. Solactive uses NLP models to assist in the development of the Solactive Small Modular Reactor Index, which in turn is used in selecting components of the Index. Solactive’s description of the investment theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes of the Solactive Small Modular Reactor Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Fund’s investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Solactive Small Modular Reactor Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Solactive Small Modular Reactor Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors. There is no guarantee that the Solactive Small Modular Reactor Index will reflect the theme exposures intended. Solactive relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Nuclear Power Companies Risk. Nuclear power companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in the case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on nuclear infrastructure companies. In addition, nuclear infrastructure companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear infrastructure companies may decline with a corresponding impact on earnings. Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations, including terrorist threats in particular. These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on nuclear power companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Real Estate Companies Risk. The Fund invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance.
In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Data & Infrastructure Real Estate Sector. Companies in the Data & Infrastructure Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors, such as changes in demand for communications infrastructure, consolidation of tower sites, new technologies that may affect demand for communications towers, and changes in demand for wireless infrastructure and wireless connectivity.
▪REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
▪Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.
▪Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Additionally, the Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Index the Fund tracks updated its methodology in December 2025 expanding its investment universe to include companies from both developed and emerging market countries that are involved in small modular reactors, nuclear power, power infrastructure and energy systems, or digital infrastructure and connectivity systems. This change may limit the relevance of this information. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 11.51%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.82% (quarter ended March 31, 2019) and the Fund’s lowest return for a calendar quarter was -16.38% (quarter ended September 30, 2022).

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (5/15/18)
Pacer Data & Infrastructure Real Estate ETF
Return Before Taxes	-1.86%	-2.17%	4.29%
Return After Taxes on Distributions	-2.64%	-2.85%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares	-0.84%	-1.80%	3.14%
Solactive GPR Data & Infrastructure Real Estate Index[1] (reflects no deduction for fees, expenses, or taxes)	-1.29%	0.17%	6.50%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.76%
FTSE NAREIT All Equity REITS Total Return Index (reflects no deduction for fees, expenses, or taxes)	2.27%	4.85%	6.17%
1 Effective November 1, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Data Center & Tech Infrastructure Index. Performance shown for periods prior to November 1, 2022, is that of the Kelly Data Center & Tech Infrastructure Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer WealthShield ETF
Investment Objective
The Pacer WealthShield ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer WealthShield Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 664% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Index utilizes a systematic risk management strategy that directs the Index’s exposure to U.S. equity securities, U.S. Treasury securities, or a mix of each.
The Index
The Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds, as described below.
Exponential Moving Average: An exponential moving average (EMA) is a type of moving average that reacts faster to recent price changes than a simple moving average.
Exposure to Equities or Fixed Income
On the third-to-last business day of each month (the “Selection Date”), the Index will observe the ratio between the S&P U.S. High Yield Corporate Bond Index and the S&P U.S. Treasury Bond 7-10 Year Index (the “Risk Ratio”). The Risk Ratio relative to its 5-month exponential moving average determines whether the Index will be in Equity Mode or Fixed

Income Exposure, each as described below, for the following month effective on the first day of such month. If the Risk Ratio is at or above its 5-month exponential moving average, the Index will be in Equity Exposure for the following month. If the Risk Ratio is below its 5-month exponential moving average, the Index will be in Fixed Income Exposure for the following month.
Equity Exposure
If the Risk Ratio dictates that the Index will be in Equity Exposure for the following month, the Index will select the five U.S. equity market components (“Equity Components”) from the list below with the best performance. The performance of each Equity Component is updated quarterly as of the Selection Date in each March, June, September, and December, and is based on the total return for the 6-month period ending on such Selection Date.

S&P 500® Energy Sector Total Return Index	S&P 500® Materials Sector Total Return Index
S&P 500® Information Technology Sector Total Return Index	S&P 500® Industrials Sector Total Return Index
S&P 500® Financials Sector Total Return Index	S&P 500® Health Care Sector Total Return Index
S&P 500® Utilities Sector Total Return Index	S&P 500® Real Estate Sector Total Return Index
S&P 500® Consumer Staples Sector Total Return Index	S&P Biotechnology Select Industry Total Return Index
S&P 500® Consumer Discretionary Sector Total Return Index	Dow Jones Internet Composite Index
Each of the five Equity Components selected will be equally weighted (i.e., 20% to each Equity Component). However, if the value of any of the Equity Components selected is below such Equity Component’s 7-month exponential moving average, the 20% allocation to each such Equity Component will instead be allocated to 3-month U.S. Treasury bills. For each Equity Component included in the Index, the individual equity securities of such Equity Component will be included in the Index holdings in the proportion they had as of the Selection Date. When all five Equity Components selected are included in the Index, the Index will be comprised of approximately 400 individual equity securities.
Fixed Income Exposure
If the Risk Ratio dictates that the Index will be in Fixed Income Exposure for the following month, the Index will be 100% allocated to the S&P U.S. Treasury Bond 20+ Year Total Return Index (the “20+ Year Index”). However, if the value of the 20+ Year Index is below its 7-month exponential moving average, the Index will instead be 100% allocated to 3-month U.S. Treasury bills.
The constituents identified as of the Selection Date will become effective on the first business day of the month following the Selection Date.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up (i) the component securities of the Index or (ii) ETFs that seek to track the performance of some or all of the component securities of the Index in the same approximate weight as such component securities. The Fund’s investments in the component securities of the Index will consist of equity and/or fixed income securities or other ETFs investing in such equity and/or fixed income securities. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index.
The Fund may invest in other ETFs whose holdings correspond to the holdings of an Equity Component when such Equity Component is included in the Index. Similarly, the Fund may invest in other ETFs whose holdings correspond to the holdings of the 20+ Year Index or are comprised of 3-month U.S. Treasury bills when such components are included in the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Monthly Exposure Risk. Because the Index will only change its exposure monthly, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
▪Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the ETF Risks described above.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in

REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s net asset value than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks may be greater.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and two broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31

For the year-to-date period ended June 30, 2026, the Fund’s total return was 1.17%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.69% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was -9.46% (quarter ended December 31, 2018).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (12/11/17)
Pacer WealthShield ETF
Return Before Taxes	8.66%	3.76%	4.74%
Return After Taxes on Distributions	8.06%	3.25%	4.27%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	2.74%	3.56%
Pacer WealthShield Index (reflects no deduction for fees, expenses, or taxes)	8.93%	4.04%	5.03%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.31%
S&P U.S. Treasury Bond 20+ Year Total Return Index (reflects no deduction for fees, expenses, or taxes)	4.47%	-8.24%	-1.69%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer CFRA-Stovall Global Seasonal Rotation ETF
Investment Objective
The Pacer CFRA-Stovall Global Seasonal Rotation ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the CFRA-Stovall Global Seasonal Rotation Index (USD) (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.60%
1 Estimated for the current fiscal year.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$61	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by CFRA (the “Index Provider”), a leading independent investment research firm.
The Index
The Index uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P® Global 1200 Index (S&P Global 1200”). The S&P Global 1200 is a free-float weighted index that captures approximately 70% of the world market capitalization, including stocks in 30 countries and covering all 11 Global Industry Classification Standard (“GICS®”) sectors, six of which are eligible for inclusion in the Index as described below. The size of each region included in the S&P Global 1200 generally corresponds to the region’s relative size in the global equity market based on float- adjusted market values.
On the last business day of each April, the Index is equally weighted in the S&P Global 1200 Consumer Staples and Healthcare sectors. The Index holdings then float until the last business day of the following October, when the Index is reconstituted and rebalanced to an equal weighting in the S&P Global 1200 Consumer Discretionary, Industrials, Information Technology, and Materials sectors. The Index holdings then float until the last business day of the following

April (the next calendar year), when the Index is reconstituted and rebalanced back to an equal weighting in the S&P Global 1200 Consumer Staples and Healthcare sectors.

S&P® Global 1200 Sector Rotation Schedule
January 1 – April 30		May 1 – October 31		November 1 – December 31
Consumer Discretionary	Rebalance	Consumer Staples	Rebalance	Consumer Discretionary
Industrials				Industrials
Information Technology		Healthcare		Information Technology
Materials				Materials
At the time of each reconstitution of the Index, the Index is equally weighted in the applicable S&P Global 1200 sectors. Within each sector allocation, the weight of each individual stock is identical to its proportion of the applicable sector weight in the S&P Global 1200. For example, on the last business day of each April, the Index is reconstituted to include the individual stock components of the S&P Global 1200 Consumer Staples and Healthcare sectors, and the sum of the weight of the individual stock components of the S&P Global 1200 Consumer Staples sector will equal the sum of the weight of the individual stock components of the S&P Global 1200 Healthcare sector.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts), or in one or more ETFs that track the performance of all or a portion of such component securities in the same approximate proportion as in the Fund’s underlying Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Calculation Methodology Risk.The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the ETF Risks described above.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Rotation Risk. Because the Index generally only changes its exposure to certain sectors semi-annually, the Index, and consequently the Fund, may be significantly exposed for short or long periods of time to sectors that underperform the broader equity market and may have no exposure to the strongest performing sectors of the market.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected.
Fund Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Lunt Large Cap Alternator ETF
Investment Objective
The Pacer Lunt Large Cap Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. Large Cap Equity Rotation Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 467% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”).
The Index
The Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500 Low Volatility Index and the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the 100 components of the S&P 500 Index that most strongly exhibit a particular trait (e.g., low volatility or high beta). Each Sub-Index is composed of the 100 securities comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P 500 is a free-float weighted index that measures the performance of the large-cap segment of the U.S. equity market. The S&P 500 includes approximately 500 leading companies and captures approximately 80% of the U.S. market capitalization. Accordingly, each Sub-Index is composed of large-capitalization equity securities. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P 500 Index and the Sub-Indices.
The S&P 500 Low Volatility Index is composed of the 100 securities comprising the S&P 500 Index that have exhibited the lowest realized volatility over the prior 12 months. Each stock comprising the S&P 500 Low Volatility Index is weighted by the inverse of its volatility with the least volatile stocks receiving the highest weights. Volatility is a statistical measurement of the magnitude of price fluctuations in a stock’s price over time.
The S&P 500 High Beta Index is composed of the 100 securities comprising the S&P 500 Index that have exhibited the highest sensitivity to market movements, or “beta,” over the prior 12 months. The weight of each stock in the S&P 500 High Beta Index is proportionate to its beta, rather than to its market capitalization. Beta is a measure of relative risk and is the rate of change of a security’s price.
The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which Sub-Index is likely to exhibit better price performance than the other Sub-Index. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. Each Sub-Index’s “Risk-Adjusted Score” is calculated using the Sub-Index’s standard deviation of returns over the prior 12 months. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers the Sub-Index with the higher Risk-Adjusted Score to have the higher relative strength. The Index is composed of the securities comprising the Sub-Index demonstrating the greater relative strength. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Index comprising the Index at such time.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large cap companies. The Fund considers a company to be a “large cap company” at the time of purchase if it was included in the S&P 500 at any time within the prior 12 months. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Alternator Strategy Risk. Because the Index will be comprised of only one Sub-Index each month, the Index may be comprised of low volatility securities during a period when such securities underperform high beta securities, or vice versa.
◦High Beta Risk. High beta investing entails investing in securities that are more volatile based on historical market index data. Volatile stocks may be subject to sharp swings in value, and may change unpredictably, affecting the value of such equity securities and, consequently, the value of Shares. High beta stocks are likely to underperform the broader market during periods of rapidly declining stock prices.
◦Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Monthly Exposure Risk. Because the Index will only change its exposure monthly, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction

(up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
▪Passive Investment Risk. The Fund is not actively managed, and the Fund’s investment adviser would not sell a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Financials Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer, and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Utilities Sector Risk. Utility stock prices tend not to fluctuate, which reduces the potential for capital gain. Utility stocks are not insured by the Federal Deposit Insurance Corporation or protected by the government in any way. A foreseeable risk to investing in utilities is the rising market of renewable energy. The downside of the rising energy market is that it may threaten the futures of traditional utility companies.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the

Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 19.66%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 22.25% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -12.24% (quarter ended September 30, 2022).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (6/24/20)
Pacer Lunt Large Cap Alternator ETF
Return Before Taxes	16.67%	7.42%	12.90%
Return After Taxes on Distributions	16.40%	7.10%	12.55%
Return After Taxes on Distributions and Sale of Fund Shares	10.05%	5.79%	10.34%
Lunt Capital U.S. Large Cap Equity Rotation Index (reflects no deduction for fees, expenses, or taxes)	17.42%	8.21%	13.76%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	17.50%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Lunt MidCap Multi-Factor Alternator ETF
Investment Objective
The Pacer Lunt MidCap Multi-Factor Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. MidCap Multi-Factor Rotation Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 630% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”).
The Index
The Index uses an objective, rules-based methodology to provide exposure to mid-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P MidCap 400 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P MidCap 400 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

The Index will include holdings for two of the following eight Sub-Indices:

	Momentum	Quality	Value	Volatility
Highest Quintile	S&P MidCap 400 Momentum Index	S&P MidCap 400 Quality Index	S&P MidCap 400 Enhanced Value Index	S&P MidCap 400 Volatility - Highest Quintile Index
Lowest Quintile	S&P MidCap 400 Momentum - Lowest Quintile Index	S&P MidCap 400 Quality - Lowest Quintile Index	S&P MidCap 400 Enhanced Value - Lowest Quintile Index	S&P MidCap 400 Low Volatility Index
Each Sub-Index is composed of the 80 securities (a quintile) comprising the S&P MidCap 400 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P MidCap 400 Index is a market-weighted index and measures the performance of mid-capitalization stocks in the United States. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P MidCap 400 Index and the Sub-Indices.
The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which two Sub-Indices are likely to exhibit better price performance than the other Sub-Indices. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers a higher Risk-Adjusted Score to indicate greater relative strength. The Index is composed of the securities comprising the two Sub-Indices demonstrating the greatest relative strength unless such Sub-Indices include both the highest and lowest quintile from the same factor group, in which case only the Sub-Indices with the highest and third-highest Risk-Adjusted Score would be selected. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Indices comprising the Index at such time.
The Fund’s Investment Strategy
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid cap companies. The Fund considers a company to be a “mid cap company” at the time of purchase if it was included in the S&P MidCap 400 at any time within the prior 12 months. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Alternator Strategy Risk. Because the Index will be comprised of only two Sub-Indices each month, the Index may be comprised of securities during a period when such securities underperform the securities of one or more other Sub-Indices.
◦Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
◦Momentum Investing Risk. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments.
◦Quality Investing Risk. Securities that have previously been identified with quality characteristics may not continue to be quality companies, and the returns of such securities may be less than returns on other styles of investing. In addition, there may be periods when the quality style of investing is out of favor and therefore, the performance of the Fund may suffer.
◦Value Investing Risk. A “value” style of investing could produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, The Adviser, nor the Fund’s distributor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Passive Investment Risk. The Fund is not actively managed, and the Fund’s investment adviser would not sell a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Financials Sector Risk. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer, and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 19.31%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 23.20% (quarter ended March 31, 2024) and the Fund’s lowest return for a calendar quarter was -15.39% (quarter ended June 30, 2022).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Year	Since Inception (6/24/20)
Pacer Lunt MidCap Multi-Factor Alternator ETF
Return Before Taxes	1.51%	8.75%	13.89%
Return After Taxes on Distributions	1.22%	8.51%	13.65%
Return After Taxes on Distributions and Sale of Fund Shares	1.06%	6.87%	11.19%
Lunt Capital U.S. MidCap Multi-Factor Rotation Index (reflects no deduction for fees, expenses, or taxes)	2.20%	9.68%	14.78%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	14.16%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	17.02%	13.96%	17.23%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Investment Objective
The Pacer Lunt Large Cap Multi-Factor Alternator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the Fund’s portfolio turnover rate was 451% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Lunt Capital Management, Inc. (“Lunt Capital” or the “Index Provider”).
The Index
The Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P 500 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P 500 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

The Index will include holdings for two of the following eight Sub-Indices:

	Momentum	Quality	Value	Volatility
Highest Quintile	S&P 500 Momentum Index	S&P 500 Quality Index	S&P 500 Enhanced Value Index	S&P 500 Volatility - Highest Quintile Index
Lowest Quintile	S&P 500 Momentum - Lowest Quintile Index	S&P 500 Quality - Lowest Quintile Index	S&P 500 Enhanced Value - Lowest Quintile Index	S&P 500 Low Volatility Index
Each Sub-Index is composed of the 100 securities (a quintile) comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index. The S&P 500 is a free-float weighted index that measures the performance of the large-cap segment of the U.S. equity market. The S&P 500 includes approximately 500 leading companies and captures approximately 80% of the U.S. market capitalization. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains, and calculates the S&P 500 Index and the Sub-Indices.
The Index utilizes Lunt Capital’s proprietary relative strength analysis in its attempt to determine which two Sub-Indices are likely to exhibit better price performance than the other Sub-Indices. Pursuant to this methodology, the Index Provider calculates the “Risk Adjusted Score” for each Sub-Index. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing each Sub-Index’s Risk-Adjusted Score. The Index Provider considers a higher Risk-Adjusted Score to indicate greater relative strength. The Index is composed of the securities comprising the two Sub-Indices demonstrating the greatest relative strength unless such Sub-Indices include both the highest and lowest quintile from the same factor group, in which case only the Sub-Indices with the highest and third-highest Risk-Adjusted Score would be selected. The Index is reconstituted and rebalanced monthly, except when the Index methodology would not result in a change in the Sub-Indices comprising the Index at such time.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large cap companies. The Fund considers a a company to be a “large cap company” at the time of purchase if it was included in the S&P 500 at any time within the prior 12 months. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
▪Alternator Strategy Risk. Because the Index will be comprised of only two Sub-Indices each month, the Index may be comprised of securities during a period when such securities underperform the securities of one or more other Sub-Indices.
◦Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.
◦Momentum Investing Risk. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments.
◦Quality Investing Risk. Securities that have previously been identified with quality characteristics may not continue to be quality companies, and the returns of such securities may be less than returns on other styles of investing. In addition, there may be periods when the quality style of investing is out of favor and therefore, the performance of the Fund may suffer.
◦Value Investing Risk. A “value” style of investing could produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. APs are generally large institutional investors that have been authorized by the Fund’s distributor to purchase and redeem large blocks of Shares (known as “Creation Units”) pursuant to legal requirements by which the Fund may offer and redeem Shares. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process Creation Units and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
▪High Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed, and the Fund’s investment adviser would not sell a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
▪Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year, five year, and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 14.63%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.47% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -11.72% (quarter ended June 30, 2022).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	Since Inception (6/24/20)
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Return Before Taxes	7.33%	12.96%	16.03%
Return After Taxes on Distributions	7.05%	12.68%	15.73%
Return After Taxes on Distributions and Sale of Fund Shares	4.53%	10.34%	13.00%
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index (reflects no deduction for fees, expenses, or taxes)	8.12%	13.83%	16.94%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	17.50%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kavanaugh has served as a portfolio manager since the Fund’s inception and Mr. Wang has served as a portfolio manager since June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Aristotle Pacific Floating Rate High Income ETF
Investment Objective
The Pacer Aristotle Pacific Floating Rate High Income ETF (the “Fund” or “FLRT”) is an exchange traded fund (“ETF”) that seeks to provide a high level of current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 38% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Aristotle Pacific Capital, LLC (the “Sub-Adviser”) seeks to achieve the Fund’s investment objective by selecting a focused portfolio comprised primarily of income-producing adjustable rate securities.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans and other adjustable rate securities. Other adjustable rate securities will typically include collateralized loan obligations (“CLOs”), asset-backed securities (“ABS”), and commercial mortgage backed securities (“CMBS”) (collectively, “Adjustable Rate Securities”). The Fund is expected to invest primarily in loans and Adjustable Rate Securities that are rated below investment grade (i.e., high yield securities, sometimes called “junk bonds” or non-investment grade securities) or, if unrated, of comparable quality as determined by the Sub-Adviser, each at the time of purchase.
The Fund may invest in U.S.-dollar denominated senior floating rate loans and Adjustable Rate Securities of domestic and foreign issuers. Senior floating rate loans are debt instruments that may have a right to payment that is senior to most other debts of borrowers. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions, which may from time to time prepay their loan obligations in response, for example, to changes in interest rates. Senior loans in which the Fund may invest include secured and unsecured loans. Generally, secured floating rate loans are secured by specific assets of the borrower. An adjustable rate security includes any fixed income security that requires periodic changes in its interest rate based upon changes in a recognized index interest rate or another method of determining prevailing interest rates. The Fund invests in various types of ABS, such as auto loan and student loan ABS. The Fund is actively managed.

The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities, including corporate bonds (including floating rate investment grade bonds) and secured or unsecured second lien floating rate loans. Second lien loans generally are second in line behind senior loans in terms of prepayment priority with respect to pledged collateral and therefore have a lower credit quality as compared to senior loans but may produce a higher yield to compensate for the additional risk.
The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high yield security or the price at which the Fund could sell a high yield security, and could adversely affect the daily NAV of Fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).
When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objectives. The Fund may invest from time to time more heavily in one or more sectors of the economy than in other sectors.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Fund.”
•Floating Rate Loan Risk. Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. Floating rate loans are also subject to prepayment risk. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.
◦Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher nonpayment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.
◦Covenant-Lite Loan Risk. Covenant-lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans may be “covenant-lite” loans.
◦Loan Participation Risk. The Fund may not have a readily available market for loan participation interests and, in some cases, the Fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.
•CLO Risk. CLOs are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from CLOs are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches as well as market anticipation of defaults.
•Asset-Backed Securities Risk. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of asset-backed securities. Although certain asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying assets. Investments in asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
•CMBS Risk. The Fund may invest in CMBS. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. The value of the collateral securing CMBS may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, CMBS may not be fully collateralized and may decline significantly in value. In addition, commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. In the event of any default under a mortgage, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the commercial mortgage loan. Stressed conditions in the markets for CMBS and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CMBS. To the extent that the market for CMBS suffers such a contraction, securities that were previously considered liquid could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund.
•High Yield Securities Risk. High yield debt obligations (commonly known as “junk bonds”) are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated because of their greater exposure to credit risk. The high yield market at times is subject to substantial volatility and high yield debt obligations may be less liquid than higher quality securities. As a result, the value of the Fund may be subject to greater volatility than other funds, and the Fund may be exposed to greater tracking risk (described below) than other funds.
•Fixed Income Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
◦Income Risk. The income from the Fund’s investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund’s portfolio current earnings rate.
•Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting the securities markets generally or a specific issuer or market. The Fund is subject to the risk that its investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices. Certain securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, and the Fund may experience premiums and discounts greater than those of ETFs that hold securities that are traded only in the United States.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
•Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Trading opportunities are more limited for Adjustable Rate Securities that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Infrequent trading of securities may also lead to an increase in their price volatility.
•Privately Issued Securities Risk. The Fund may invest in privately-issued securities, including those that may be resold only in accordance with Rule 144A or Regulation S under the 1933 Act (“Restricted Securities”). Restricted Securities are not publicly traded and are subject to a variety of restrictions, which limit a purchaser’s ability to acquire or resell such securities. Delay or difficulty in selling such securities may result in a loss to the Fund.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
Fund Performance
The Fund is the successor to the Pacific Global Senior Loan ETF, a series of Pacific Global ETF Trust, as a result of the reorganization into the Fund at the close of business on October 22, 2021. In addition, the Pacific Global Senior Loan ETF was the successor to the investment performance of AdvisorShares Pacific Asset Enhanced Floating Rate ETF, a series of AdvisorShares Trust, as a result of the reorganization into the Pacific Global Senior Loan ETF that occurred on December 27, 2019 (together, the “Predecessor FLRT Fund”). The AdvisorShares Pacific Asset Enhanced Floating Rate ETF commenced operations on February 18, 2015.
Accordingly, any performance information for periods prior to October 22, 2021 is that of the Predecessor FLRT Fund. While the Predecessor FLRT Fund had the same investment objective as the Fund, the Fund’s investment strategies and policies changed after the reorganization into the Fund. The Predecessor FLRT Fund invested at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans. After the reorganization into the Fund, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans and other adjustable rate securities. As part of the Fund’s 80% policy, other adjustable rate securities will typically include CLOs, ABS, and CMBS (collectively, “Adjustable Rate Securities”). Other than each Fund’s respective 80% policy and the associated risks with investing in Adjustable Rate Securities, the Funds had similar investment objectives, strategies, and policies.
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the one year, five year, ten year, and since inception periods compare to (i) the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks; (ii) the Morningstar LSTA U.S. Leveraged Loan 100 Index, which measures the performance of the 100 largest facilities in the U.S. leveraged loan market; and (iii) Bloomberg U.S. Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 1.82%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.83% for the quarter ended June 30, 2020 and the lowest quarterly return was -9.07% for the quarter ended March 31, 2020.

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Since Inception (2/18/15)
Pacer Aristotle Pacific Floating Rate High Income ETF
Return Before Taxes	6.34%	5.99%	5.13%	4.50%
Return After Taxes on Distributions	3.39%	3.24%	2.96%	2.40%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	3.37%	2.98%	2.50%
Morningstar LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	7.24%	6.29%	5.80%	4.93%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%	13.47%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%	1.83%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Aristotle Pacific Capital, LLC (the “Sub-Adviser” or “Aristotle Pacific”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Bob Boyd, Portfolio Manager and Senior Managing Director of the Sub-Adviser, and Ying Qiu, CFA, Portfolio Manager and Managing Director of the Sub-Adviser, are the primary persons responsible for the day-to-day management of the Fund. Mr. Boyd has served as the Sub-Adviser’s portfolio manager for the Fund since the Predecessor Fund’s inception in February 2015. Ms. Qiu has served as the Sub-Adviser’s portfolio manager for the Fund since October 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Data and Digital Revolution ETF
Investment Objective
The Pacer Data and Digital Revolution ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Data Transmission and Communication Revolution Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.49%
1 The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 1, 2025.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 19% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was established in 2022 and is based on a proprietary methodology owned and maintained by Index Design Group (the “Index Provider” or “IDG”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
Pacer Data Transmission and Communication Revolution Index
The Index is a rules-based index that consists of globally-listed stocks and depositary receipts of companies that, at the time of being added to the Index, derive at least 50% of their revenues from one of the following activities related to the use, manipulation, transmission, or storage of data (i.e., information that is stored in a digital or electronic format) and the ancillary services that enable these processes (i.e., services that enable companies to use, manipulate, transmit, or store data): electrical equipment and component manufacturing; automatic environmental control or heating and cooling equipment; computer storage device manufacturing; computer systems design services; computer equipment or telephone equipment manufacturing; custom computer programming or record reproducing services; data processing and hosting services; software publishing; semiconductor manufacturing; wireless communications equipment manufacturing; communication and energy wire or wiring device manufacturing or producers of raw materials; cybersecurity systems and data protection services; power and distribution transformer manufacturing; satellite and digital telecommunications; electrical equipment component manufacturing; industrial value manufacturing; commercial machinery manufacturing; instruments used for measuring, displaying, and controlling industrial process variables (e.g., instruments used for testing electricity and glass thermometers for non-medical uses); computer facilities management services; or electrical equipment or wiring supplies wholesalers (collectively, “Data and Digital Revolution”), as determined by the Index Provider.
To be added to the Index, an Index component must have a market capitalization greater than or equal to US$1 billion, have a three-month average-daily-value-traded of at least US$2 million, and must be a publicly-traded equity security that is the primary listing security on a major stock exchange (collectively, the Index’s “Investibility Requirements”). The Index may include companies of any market capitalization that meets the Investibility Requirements, but has significant exposure to large- and mid-capitalization companies.
Data and Digital Revolution companies include companies in the Information Technology Sector and the Industrials Sector, as categorized by a third-party classification system. Index constituents meeting the Investibility Requirements are screened by the Index Provider from the universe of globally-listed stocks based primarily on descriptions of a company’s business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, a company’s website, and industry-specific trade publications.
The Index reconstitutes (companies are added or deleted) annually in May and rebalances (weights are reset) quarterly in February, May, August and November. All changes are effective after the close on the third Friday of February, May, August and November. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each annual reconstitution and quarterly rebalance of the Index. Each Index Constituent’s weight is capped at 10% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of each annual reconstitution and/or quarterly rebalance of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
As of June 30, 2026, the Index was composed of 90 constituents, 7 of which were listed on a non-U.S. exchange.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the Industrials and Information Technology Sectors. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
~~▪~~Associated Risks of Data and Digital Revolution Companies. Data and digital revolution companies include companies that develop and provide goods and services related to the transmission of data and communications. Transmission and communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Such companies are also subject to intense competition and thus affected by mergers or consolidations by and among customers, competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
~~▪~~Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 66.35%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 32.40% (quarter ended June 30, 2025) and the Fund’s lowest return for a calendar quarter was -11.68% (quarter ended March 31, 2025).

Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	Since Inception (6/8/22)
Pacer Data and Digital Revolution ETF
Return Before Taxes	26.84%	30.17%
Return After Taxes on Distributions	26.84%	30.04%
Return After Taxes on Distributions and Sale of Fund Shares	15.89%	24.50%
Pacer Data Transmission and Communication Revolution Index (reflects no deduction for fees, expenses, or taxes)	27.57%	31.00%
S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)	22.99%	16.20%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception in June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Industrials and Logistics ETF
Investment Objective
The Pacer Industrials and Logistics ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Global Supply Chain Infrastructure Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 50% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index was established in 2022 and is based on a proprietary methodology owned and maintained by Index Design Group (the “Index Provider” or “IDG”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
Pacer Global Supply Chain Infrastructure Index
The Index consists of globally-listed stocks and depositary receipts of industrials and logistics companies, as described below. Companies eligible to be added to the Index are those that derive at least 50% of their revenue from the following activities: (i) transportation, including air, ocean, and rail freight, long and short haul trucking, and other courier services that contribute to the movement of products within global supply chains; (ii) software, including transportation management services, logistics software, and other software services that enable companies to draw insights and maximize supply chain efficiency; (iii) hardware, including robotics, forklifts, and other equipment that is instrumental in the logistics process such as conveyor belt technology in warehouses; or (iv) consulting companies responsible for increasing the efficiency of companies with operations in supply chain and logistics management (collectively, “Industrials and Logistics”), as determined by the Index Provider. “Industrials” companies are those companies that are engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment (e.g., capital goods, construction services, machinery, and transportation). “Logistics” companies are those companies involved in the supply chain movements required to move raw materials, intermediate goods, and finished products around the world (e.g., the provision of logistics support, logistics software, rail and air freight, trucking, and marine shipping).
To be added to the Index, an Index component must have a market capitalization greater than or equal to US$1 billion, have a three-month average-daily-value-traded of at least US$2 million, and must be a publicly-traded equity security that is the primary listing security on a major stock exchange (collectively, the Index’s “Investibility Requirements”). The Index may include companies of any market capitalization that meets the Investibility Requirements, but has significant exposure to large- and mid-capitalization companies.
Industrials and Logistics companies include companies in the Information Technology Sector and the Industrials Sector, as categorized by a third-party classification system. Index constituents meeting the Investibility Requirements are screened by the Index Provider from the universe of globally-listed stocks based primarily on descriptions of a company’s business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, a company’s website, and industry-specific trade publications.
The Index reconstitutes (companies are added or deleted) annually in May and rebalances (weights are reset) quarterly in February, May, August and November. All changes are effective after the close on the third Friday of February, May, August and November. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each annual reconstitution and each quarterly rebalance of the Index. Each Index Constituent’s weight is capped at 10% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of each annual reconstitution and/or quarterly rebalance of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.
As of June 30, 2026, the Index was composed of 98 constituents, 65 of which were listed on a non-U.S. exchange.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in companies that derive at least 50% of their revenues from Industrials and Logistics, as defined above.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the industrials and information technology Sectors. As of June 30, 2026, the Index had significant exposure to companies in North America and Europe. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
~~▪~~Associated Risk of Industrials and Logistics Companies. Industrials and Logistics companies support the global supply chain. These companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for shipping, ports, trade routes, and freight. Such companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, labor strikes, insurance costs, commodities prices in general, international politics and conflicts, changes in transportation patterns, changes to shipping and air freight routes, weather patterns and events, including hurricane activity, road conditions, pandemic diseases, the congestion, blockage or shutdown of key routes, ports, and canals, commodity prices, taxes, tariffs, trade wars, imposition of emissions standards and other environment-related rules and regulations, domestic or international politics and conflicts, including war or threat of war, computer and/or software malfunction, logistics interference, piracy, cyber attacks and terrorism. Industrials and Logistics companies may also be highly dependent on aircraft, ships, trucks, heavy machinery, technology, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such equipment may have a significant effect on the operations and profitability of such companies. In addition, regulatory changes and competition from foreign companies subject to more favorable government regulation may affect the success of these companies.
▪Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
~~▪~~Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
~~▪~~Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Canada. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
◦Risks Related to Investing in the United States. The Fund may have significant exposure to investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
~~▪~~Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index, a broad measure of global equity market performance and a broad measure of US market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.

Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 14.08%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 11.32% (quarter ended March 31, 2023) and the Fund’s lowest return for a calendar quarter was -5.37% (quarter ended December 31, 2024).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	Since Inception (6/8/22)
Pacer Industrials and Logistics ETF
Return Before Taxes	12.77%	7.43%
Return After Taxes on Distributions	12.39%	6.97%
Return After Taxes on Distributions and Sale of Fund Shares	8.00%	5.85%
Pacer Global Supply Chain Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)	13.94%	8.35%
S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)	22.99%	16.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	17.06%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception in June 2022.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer MSCI World Industry Advantage ETF
Investment Objective
The Pacer MSCI World Industry Advantage ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the MSCI World Ricardo Comparative Advantage Select Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.65%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended April 30, 2026, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by MSCI Index Metrics (the “Index Provider”).
MSCI World Ricardo Comparative Advantage Select Index
The Index is a rules-based index that aims to represent the performance of the securities from a set of countries which have the highest active weight in each of the twenty-five GICS® Industry Groups as measured against the MSCI World Index (the “Parent Index”). GICS® Industry Groups comprise one of the four tiers of GICS®, a hierarchical industry classification system maintained by MSCI and S&P Dow Jones Indices. Securities in the eligible universe of the constituent companies of the Parent Index are screened to identify the country with the highest active country weight in each GICS® Industry Group. Securities with a three-month average daily traded value greater than or equal to $5 million are eligible for inclusion in the Index. The securities that meet the screening criteria are grouped by country and each group is weighted by the product of their aggregated free-float adjusted market capitalization and the corresponding country’s gross domestic product. Additionally, the constituent security weights are capped at 5% to mitigate concentration risk in the Index. In case it is not feasible to cap the security weights at 5%, the capping will be relaxed to 10% in steps of 1%.

The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) on a quarterly basis, coinciding with the February, May, August and November index reviews of the Parent Index.
As of June 30, 2026, the Index was composed of 369 constituents. The Index was established in 2024 and is owned and maintained by the Index Provider.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the information technology sector. In addition, the Index may have significant exposure to one or more countries at any given time. As of June 30, 2026, the Index had significant exposure to companies in the United States. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
~~▪~~Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪European Investments Risk. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
▪Risks Related to Investing in the United States. The Fund may have significant exposure to investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
~~▪~~Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 10.78%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.33% (quarter ended June 30, 2025) and the Fund’s lowest return for a calendar quarter was -5.60% (quarter ended March 31, 2025).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	Since Inception (9/16/24)
Pacer MSCI World Industry Advantage ETF
Return Before Taxes	19.94%	19.96%
Return After Taxes on Distributions	19.67%	19.72%
Return After Taxes on Distributions and Sale of Fund Shares	11.95%	15.28%
MSCI World Ricardo Comparative Advantage Select Index (reflects no deduction for fees, expenses, or taxes)	20.57%	20.70%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	21.09%	17.94%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Investment Objective
The Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended April 30, 2026, the portfolio turnover rate for the Fund was 77% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider” or “IDG”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”). Solactive AG serves as the calculation agent for the Index.

The Index

The Index uses a rules-based methodology that seeks to provide exposure to large-capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.”
The initial Index universe is typically derived from the component companies of the Nasdaq-100 Index® (the “Nasdaq-100”). The initial universe of companies is typically screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will typically remain in the Index universe. A company’s projected free cash flows and earnings are typically determined by the Index Provider. Companies with negative average projected free cash flows or earnings are typically removed from the Index universe. Additionally, companies in the financial or real estate sectors, real estate investment trusts, special purpose acquisition companies and when-issued securities are typically excluded from the Index universe.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

The remaining companies are typically ranked by their free cash flow margin (defined as a company's free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 50 companies with the highest free cash flow margin are typically included in the Index. Companies included in the Index are typically weighted by their price momentum score and a company’s price momentum score is typically calculated on each of the reconstitution dates.
The weight of any individual company included in the Index is typically capped at 5%. Weight above the 5% limitation is typically redistributed among the other Index constituents in proportion to their weights. As of June 30, 2026, the companies included in the Index had a market capitalization range of $18.4 billion to $3.9 trillion. As of June 30, 2026, the Index had significant exposure to the information technology sector. The Index is typically reconstituted and rebalanced quarterly as of the close of business on the third Friday of February, May, August and November based on data as of the first Friday (or such other date determined by the Index Provider) of the applicable rebalance month.
The Nasdaq-100 is designed to measure the performance of 100 of the largest non-financial companies by modified market capitalization listed on the Nasdaq Global Select Market or the Nasdaq Global Market. The Nasdaq-100 generally includes securities issued by U.S. and non-U.S. issuers, including american depositary receipts (“ADRs”), common stocks, ordinary shares and tracking stocks; real estate investment trusts are not eligible for index inclusion.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will seek to invest at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) in growth securities (i.e., the component securities of the Index). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the Information Technology Sector. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

~~▪~~Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
~~▪~~Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
~~▪~~Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Growth Investing Risk. Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
~~▪~~Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index, a broad measure of market performance and an index aligned with the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 36.44%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 19.17% (quarter ended June 30, 2025) and the Fund’s lowest return for a calendar quarter was -8.27% (quarter ended March 31, 2025).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	Since Inception (8/19/24)
Pacer Nasdaq-100 Top 50 Cash Cows Growth Leaders ETF
Return Before Taxes	14.67%	11.83%
Return After Taxes on Distributions	14.65%	11.80%
Return After Taxes on Distributions and Sale of Fund Shares	8.69%	9.06%
Pacer Nasdaq-100 Top 50 Cash Cows Growth Leaders Index (reflects no deduction for fees, expenses, or taxes)	15.18%	12.25%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	17.20%
NASDAQ-100 Index (reflects no deduction for fees, expenses, or taxes)	21.02%	20.48%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Management
Investment Adviser
The Adviser serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Pacer Nasdaq International Patent Leaders ETF
Investment Objective
The Pacer Nasdaq International Patent Leaders ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Nasdaq International Patent Leaders Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended April 30, 2026, the portfolio turnover rate for the Fund was 7% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Nasdaq, Inc (the “Index Provider”).
Nasdaq International Patent Leaders Index
The Index is a rules-based full market capitalization-weighted index that consists of companies from the Nasdaq Global Ex United States Large Mid Cap Index with the most valuable patent portfolios.
The Index universe consists of all issuers from the Nasdaq Global Ex United States Large Mid Cap Index. Issuers of all eligible securities are ranked by the patent values as determined by IPR Strategies. IPR Strategies is an independent data provider that seeks to determine the potential value of an issuer by quantifying such issuer’s intangible assets, such as its intellectual property and research and development activities, as represented by patents held by such issuer. To value a company’s patent portfolio, IPR Strategies utilizes a proprietary valuation model that takes into account patent data collected from multiple sources, including patent offices and corporate filings, as well as a variety of other economic data, including actual values from previously traded patents. The model determines a “patent value estimate,” which represents the estimated dollar value of an issuer’s portfolio of patents. The 100 issuers with the largest patent values as determined by IPR Strategies are selected for inclusion in the Index.

The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) semi-annually in June and December.
As of June 30, 2026, the Index was composed of 100 constituents. The Index was established on June 24, 2024 and is owned and maintained by the Index Provider.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the information technology sector. In addition, the Index may have significant exposure to one or more countries at any given time. The Index, and consequently the Fund, is expected to have significant exposure to Japanese companies. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
~~▪~~Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, the United Kingdom (UK) and the member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and/or the British pound and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro and/or the British pound, the default or threat of default by a European country on its sovereign debt, and/or an economic recession in a European country may have a significant adverse effect on the economies of the countries and their trading partners, including some or all of the European countries in which the Fund invests.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.

▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
▪Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
~~▪~~Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Fund Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance (based on NAV) for calendar years ended December 31. The table shows how the Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-800-617-0004.
Calendar Year Total Return as of December 31
For the year-to-date period ended June 30, 2026, the Fund’s total return was 35.91%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 13.26% (quarter ended June 30, 2025) and the Fund’s lowest return for a calendar quarter was 3.66% (quarter ended March 31, 2025).
Average Annual Total Returns
(for the periods ended December 31, 2025)

	1 Year	Since Inception (9/16/24)
Pacer Nasdaq International Patent Leaders ETF
Return Before Taxes	39.46%	28.27%
Return After Taxes on Distributions	38.53%	27.59%
Return After Taxes on Distributions and Sale of Fund Shares	23.69%	21.60%
Nasdaq International Patent Leaders Index (reflects no deduction for fees, expenses, or taxes)	40.71%	29.22%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	21.09%	17.94%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Each Fund’s ticker symbol appears on the cover of this Prospectus, and references to specific Funds in the sections below will refer to such Funds by their ticker symbol.
Additional Information About Each Fund’s Investment Objective
Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon written notice to shareholders. With respect to FLRT, the Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.
Additional Information About Each Fund’s Principal Investment Strategies
Each Fund (except for FLRT) will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of related industries to approximately the same extent that the Fund’s underlying index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) are not considered to be issued by members of any industry. The components of each Fund’s underlying index, and the degree to which these components represent certain industries, may change over time.
With respect to PTBD, ROOM, PAD, RXRE, INDS, and SRVR (each, a “Real Estate ETF”, and collectively, the “Real Estate ETFs”); and ALTL, PAMC, and PALC (each, a “Lunt ETF,” and collectively, the “Lunt ETFs”), each Fund has adopted a policy to comply with Rule 35d-1 under the 1940 Act. Each such policy has been adopted as a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
With respect to the Lunt ETFs, the Funds may invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in its applicable Index but which the Adviser believes will help a Fund track the applicable Index.
Additional Information About FLRT’s Investment Strategies
Aristotle Pacific seeks to achieve the Fund’s investment objective by selecting a focused portfolio comprised primarily of income producing adjustable-rate securities of domestic and U.S. dollar denominated foreign issuers.
Senior floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a senior floating rate loan may be acquired directly from the agent of the lender or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of such loan. The Fund invests in various types of ABS, such as auto and student loan ABS. The Fund is actively managed.
The Fund may invest up to 20% of its assets in certain other types of debt instruments or securities including corporate bonds (including floating rate investment grade bonds) and secured or unsecured second lien floating rate loans. Second lien loans generally are second in line behind senior loans in terms of prepayment priority with respect to pledged collateral and therefore have a lower credit quality as compared to senior loans but may produce a higher yield to compensate for the additional risk.
The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high yield security or the price at which the Fund could sell a high yield security, and could adversely affect the daily NAV of Fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act.
Investment Philosophy. Aristotle Pacific believes a disciplined portfolio decision-making process that focuses on credit fundamentals for individual security selection will lead to outstanding long-term performance versus the Fund’s peers and benchmark. Aristotle Pacific believes that the focus should be on the fundamentals of the businesses in which the Fund invests.
Selection Process. Aristotle Pacific’s selection process consists of four steps:
1.Determine Universe of Investable Securities: The Fund aims to provide exposure to the most liquid segment of the bank loan and adjustable rate securities marketplace. The factors considered by Aristotle Pacific when determining liquidity specifically for loans may include the frequency of trading or quotes, the number of dealers in the market willing to purchase or sell the loan, trading volume, the nature of the security, and the market for the security including prospects for future demand for the loan.
2.Portfolio Risk Assessment: Once Aristotle Pacific has determined the investable universe, both the macro-economic environment and technical factors that could materially impact the credit markets are assessed. Aristotle Pacific assesses the economic and market climates and then determines an overall target of portfolio risk to employ for the near term.
3.Portfolio Construction: Once Aristotle Pacific has determined the target risk and investable universe, Aristotle Pacific constructs what is believed to be the most effective mix of investments in accordance with the overall portfolio guidelines. As a result, investments with the most favorable risk/reward analyses will tend to have a greater representation in the Fund’s portfolio. Due to the nature of ETF structure and liquidity requirements, the portfolio will place a higher value on liquidity relative to products without such a requirement. The portfolio will be diversified by industry and issuer, with no individual issuer representing more than 5% of the portfolio. Aristotle Pacific will consider duration when constructing the portfolio. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time. The typical duration positioning of the portfolio will be between 0.25 years to 0.75 years or as determined by Aristotle Pacific.
4.Monitor: Once an investment is made, monitoring takes place each business day. Portfolio values are monitored through daily third-party pricing. Credit updates are captured through the Aristotle Pacific’s research system. This system serves as a centralized credit hub for Aristotle Pacific’s research team. The system aggregates information such as portfolio holdings, outlooks, analyst comments, and investment theses for the portfolio management, operations, and credit teams.
Investments are sold based upon relative value opportunities or changes in corporate fundamentals, or when Aristotle Pacific believes another security is a more attractive investment opportunity.
Additional Information About Each Index and the Underlying Indices
Index Calculation and Trademark Ownership
Each Index is calculated by a third party calculation agent that is not affiliated with the Funds, IDG, the Adviser, or the Funds’ distributor. Each such calculation agent shall have no liability for any errors or omissions in calculating any Index.
Each Index for which IDG is the Index Provider is owned by IDG, an affiliate of the Adviser, and was created and is sponsored by the Adviser or one of its affiliates. IDG owns all intellectual property rights to the “TRENDPILOT” mark, and any use of any such rights must be with the consent of IDG. NASDAQ OMX and Pacer Advisors, Inc. jointly own the Pacer Nasdaq 100 Trendpilot® Index. Nasdaq, Inc. owns the Nasdaq International Patent Leaders Index.
The Indices for the Real Estate ETFs may include the following security types: common stocks, REITs, American Depositary Receipts (“ADRs”), limited partnership interests, shares or units of beneficial interest, and shares of limited liability companies. If at any time a security no longer meets the eligibility criteria for being included in an Index, the security is removed from such Index and not replaced. Each Index for INDS and SRVR has contracted to calculate and maintain each Index and is the exclusive property of Global Property Research B.V. and Solactive AG.
The Indices for the Lunt ETFs are calculated by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices (“SPDJI”)), which is independent of the Adviser, the Index Provider, and the Funds’ distributor.
Simple Moving Average Calculation. The 200-day moving average for an index can be calculated by adding the closing price of the index for each of the 200 most recent business days and dividing the resulting sum by 200. With respect to PTBD, the 100-day moving average for an index can be calculated by adding the closing price of the index for each of the 100 most recent business days and dividing the resulting sum by 100.

Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
NASDAQ-100 Index®. The NASDAQ-100 Index was developed by NASDAQ OMX and is calculated, maintained and published by NASDAQ OMX.
The NASDAQ-100 Index includes 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. Index eligibility is limited to specific security types only. The security types eligible for the NASDAQ-100 Index include common stocks, ordinary shares, American Depositary Receipts, and tracking stocks.
As of June 30, 2026, the three largest components of the NASDAQ-100 Index were Nvidia Corporation (7.60%), Apple Inc. (6.67%), and Microsoft Corporation (4.35%) and the three largest sectors represented in the index were Information Technology (61.21%), Consumer Discretionary (10.66%), and Health Care (3.56%).
The NASDAQ-100® IndexSM is the exclusive property of NASDAQ OMX and has been licensed for use by the Adviser in connection with the NASDAQ-100 Trendpilot® Index. NASDAQ®, OMX®, NASDAQ OMX®, NASDAQ-100, NASDAQ-100 Index are registered trademarks and service marks of The NASDAQ OMX Group, Inc. The NASDAQ OMX Group, Inc. and NASDAQ OMX shall have no liability for any errors or omissions in calculating the NASDAQ-100 Trendpilot® Index. NASDAQ OMX AND ITS AFFILIATES AND SUBSIDIARIES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PTNQ.
FTSE All-World Developed Large Cap Index. The FTSE All-World Developed Large Cap Index is made up of common stocks of large capitalization companies located in twenty-three countries—mostly companies in the U.S. and Japan, which generally make up approximately 70.0% and 5.9%, respectively, of the FTSE All-World Developed Large Cap Index’s market capitalization as of June 30, 2026. Other countries represented in the Index include Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, and United Kingdom.
FTSE Developed ex US Index. The FTSE Developed ex US Index is made up of approximately 1,550 common stocks of large- and mid-capitalization companies located in twenty-four non-U.S. countries—mostly companies in Japan and the United Kingdom (which made up approximately 21.1% and 12.1%, respectively, of the FTSE Developed ex US Index’s market capitalization as of June 30, 2026). Other countries represented in the Index include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, and Switzerland.
FTSE Emerging Markets Index. The FTSE Emerging Markets Index is made up of common stocks of large and mid-capitalization companies located in twenty-four countries—mostly companies in Taiwan, China, and India (which made up approximately 33.8%, 26.6% and 16.0%, respectively, of the FTSE Emerging Markets Index’s market capitalization as of June 30, 2026).
FTSE Eurozone Index (formerly the FTSE Eurobloc Index). The FTSE Eurozone Index is made up of approximately 700 common stocks of companies located in 11 European countries—mostly companies in France, Germany, and the Netherlands (which made up approximately 26.83%, 24.16%, and 16.63%, respectively, of the FTSE Eurozone Index’s market capitalization as of June 30, 2026). Other countries represented in the Index include Austria, Belgium, Finland, Greece, Ireland, Italy, Portugal, and Spain.
Lunt Capital U.S. MidCap Multi-Factor Rotation Index. The Index utilizes Lunt Capital’s proprietary relative strength methodology to rotate its holdings of the highest quintile components and the lowest quintile components of the four factor-based indices of the S&P MidCap 400 Index. Each Sub-Index is a subset of the S&P MidCap 400 Index. The S&P MidCap 400 Momentum - Lowest Quintile Index measures the performance of the securities in the S&P MidCap 400 that exhibit the lowest persistence in their relative performance. The S&P MidCap 400 Momentum Index measures the performance of the securities in the S&P MidCap 400 universe that exhibit persistence in their relative performance. The S&P MidCap 400 Quality - Lowest Quintile Index measures the performance of the 80 lowest-ranked stocks in the S&P MidCap 400 based on quality score. Quality scores are calculated based on return on equity, accruals ratio, and financial leverage ratio. The S&P MidCap 400 Quality Index tracks high quality stocks in the S&P MidCap 400 by quality score, which is calculated based on return on equity, accruals ratio, and financial leverage ratio. The S&P MidCap 400 Enhanced

Value - Lowest Quintile Index measures the performance of the 80 lowest-ranked stocks in the S&P MidCap 400 based on value score. Value scores are calculated using three fundamental measures: book value-to-price, earnings-to-price, and sales-to-price. The S&P MidCap 400 Enhanced Value Index measures the performance of the top 80 stocks in the S&P MidCap 400 with attractive valuations based on value scores calculated using three fundamental measures: book value-to-price, earnings-to-price, and sales-to-price. The S&P MidCap 400 Volatility - Highest Quintile Index measures the performance of the 80 most-volatile stocks in the S&P MidCap 400, and constituents are selected based on their volatility and are then weighted by their corresponding volatility. The S&P MidCap 400 Low Volatility Index measures the performance of the 80 least-volatile stocks in the S&P MidCap 400, and the index is designed to serve as a benchmark for low volatility or low variance strategies in the U.S. mid-cap equities.
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index. The Index utilizes Lunt Capital’s proprietary relative strength methodology to rotate its holdings of the highest quintile components and the lowest quintile components of the four factor-based indices of the S&P 500 Index. Each Sub-Index is a subset of the S&P 500 Index. The S&P 500 Momentum - Lowest Quintile Index measures the performance of the securities in the S&P 500 that exhibit the lowest persistence in their relative performance. The S&P 500 Momentum Index measures the performance of the securities in the S&P 500 universe that exhibit persistence in their relative performance. The S&P 500 Quality - Lowest Quintile Index measures the performance of the 100 lowest-ranked stocks in the S&P 500 based on quality score. Quality scores are calculated based on return on equity, accruals ratio, and financial leverage ratio. The S&P 500 Quality Index tracks high quality stocks in the S&P 500 by quality score, which is calculated based on return on equity, accruals ratio, and financial leverage ratio. The S&P 500 Enhanced Value - Lowest Quintile Index measures the performance of the 100 lowest-ranked stocks in the S&P 500 based on value score. Value scores are calculated using three fundamental measures: book value-to-price, earnings-to-price, and sales-to-price. The S&P 500 Enhanced Value Index measures the performance of the top 100 stocks in the S&P 500 with attractive valuations based on value scores calculated using three fundamental measures: book value-to-price, earnings-to-price, and sales-to-price. The S&P 500 Volatility - Highest Quintile Index measures the performance of the 100 most-volatile stocks in the S&P 500, and constituents are selected based on their volatility and are then weighted by their corresponding volatility. The S&P 500 Low Volatility Index measures the performance of the 100 least-volatile stocks in the S&P 500, and the index is designed to serve as a benchmark for low volatility or low variance strategies in the U.S. mid-cap equities. Constituents in the S&P 500 Low Volatility Index are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights.
Morningstar LSTA U.S. Leveraged Loan 100 Index. The Morningstar LSTA U.S. Leveraged Loan 100 Index is designed to measure the performance of the 100 largest facilities in the U.S. leveraged loan market.
MSCI World Ricardo Comparative Advantage Select Index. The MSCI World Ricardo Comparative Advantage Select Index is based on a proprietary methodology developed and maintained by MSCI Index Metrics. The Index aims to represent the performance of the securities from a set of countries which have the highest active weight in each of the GICS® Industry Groups as measured against the MSCI World Index.
MSCI World Index. The MSCI World Index represents large and mid cap companies across developed markets countries. The Index covers approximately 85% of the free float-adjusted market capitalization in each country.
Russell 1000® Index. The Russell 1000 Index measures the performance of the approximately 1,000 largest companies in the Russell 3000® Index, which is composed of the approximately 3,000 largest publicly-traded companies in the U.S. The Russell 1000 Index is generally expected to represent more than 90% of the total market capitalization of the Russell 3000 Index and the overall market capitalization of publicly-traded U.S. equity securities. As of June 30, 2026, the average weighted market capitalization of companies in the Russell 1000 Index was $685.1 billion. To be included in the Russell 1000 Index, a company must not be structured as a royalty trust, limited liability company, registered investment company (including closed-end funds, mutual funds, and ETFs), blank-check company, special-purpose acquisition company, or limited partnership.
S&P 500® Index and S&P 500 Sector Indices. The S&P 500 Index measures the performance of approximately 500 leading companies in the United States representing approximately 80% of the total U.S. market capitalization. The S&P 500 Sector Total Return Indices are comprised of companies included in the S&P 500 Index that are classified as members of a particular GICS® sector as reflected in the name of each sector index.
S&P Global 1200 Index. The S&P Global 1200 measures the performance of large-cap stocks from major markets around the world. The S&P Global 1200 is a global composite index composed of constituents from seven country and regional equity benchmarks. The index is float-adjusted market capitalization (FMC) weighted.The S&P Global 1200 Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500 (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40.
S&P Developed Ex-U.S. LargeCap Index. The S&P Developed Ex-U.S. LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States.
S&P 900® Pure Growth Index. The S&P 900 Pure Growth Index measures the performance of growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. The constituents of the index are drawn from the S&P 900, which combines the S&P 500 and S&P MidCap 400®. As of June 30, 2026, the average market capitalization of companies in the S&P 900 Pure Growth Index was $160.36 billion.
S&P MidCap 400 Index. The S&P MidCap 400 Index measures the performance of approximately 400 mid-sized companies in the United States. As of June 30, 2026, the average market capitalization of companies in the S&P MidCap 400 Index was $9.61 billion.
S&P SmallCap 600® Index. The S&P SmallCap 600 Index measures the performance of approximately 600 small-size companies in the United States. As of June 30, 2026, the average market capitalization of companies in the S&P SmallCap 600 Index was $3.31 billion.
S&P U.S. High Yield Corporate Bond Index. The S&P U.S. High Yield Corporate Bond Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued by companies whose country of risk uses an official G-10 currency, excluding those countries that are members of the United Nations Eastern European Group (EEG). Qualifying securities must have a below-investment-grade rating (based on the lowest of S&P Global Ratings, Moody’s, and Fitch) and maturities of one or more months.
S&P U.S. Treasury Bond 7–10 Year Index. The S&P U.S. Treasury Bond 7–10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years.
S&P U.S. Treasury Bond 20+ Year Index. The S&P U.S. Treasury Bond 20+ Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 20 or more years.
S&P Biotechnology Select Industry Total Return Index. The S&P Biotechnology Select Industry Index represents the biotechnology sub-industry portion of the S&P Total Markets Index (“S&P TMI”). The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market, and NASDAQ Small Cap exchanges. The S&P Biotechnology Select Industry Index is a modified equal weight index and consisted of 149 companies as of June 30, 2026.
Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index is designed to measure the performance of the 40 largest and most actively traded stocks of U.S. companies in the internet industry. To be eligible for the index, a company must derive at least 50% of cash flows from the internet.
3-Month US Treasury Bills. The US Treasury issues Treasury bills, including 3-Month US Treasury bills, at a discount at public auctions, typically on a weekly basis. Two types of bids are accepted. With a competitive bid, the bidder specifies the discount rate it will accept. With a non-competitive bid, the bidder agrees to accept the discount rate set at auction. At the close of an auction, the US Treasury accepts all non-competitive bids that comply with the auction rules, and then accepts competitive bids in ascending order in terms of their discount rates (from lowest to highest) until the quantity of accepted bids reaches the offering amount. All bidders, competitive and non- competitive, will receive the same discount rate or yield at the highest accepted bid. This highest accepted bid is the auction high rate. Each of the Trendpilot® Indices references the most recent auction high rate for 3-Month US Treasury bills as reported by the U.S. Department of the Treasury and displayed on Bloomberg page “USB3MTA Index” in calculating any of the Trendpilot® Indices.
3-Month U.S. Treasury Bills Index. The 3-month U.S. Treasury Bills Index is designed to act as a U.S. dollar-denominated cash position through the use of nine 3-month U.S. Treasury Bills (T-Bills) with maturities ranging from 30–91 days in duration. The 3-month U.S. Treasury Bills Index is an equal weighted index.
iBoxx USD Liquid High Yield Index. The iBoxx USD Liquid High Yield Index is designed to track the performance of liquid U.S. dollar-denominated high yield bonds, selected to provide a balanced representation of the U.S. dollar high yield corporate bond universe.

iBoxx USD Treasuries 7-10 Year Index. The iBoxx USD Treasuries 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years.
Pacer WealthShield Index Risk Ratio Effect. The Pacer WealthShield Index utilizes a systematic risk management strategy that directs the Index’s exposure to U.S. equity securities, U.S. Treasury securities, or a mix of each. On each Selection Date, the Pacer WealthShield Index determines whether exposure for the following month should be Equity Exposure or Fixed Income Exposure based on the Risk Ratio. If the Risk Ratio is trending upward (i.e., the Risk Ratio is at or above its 5-month exponential moving average), the Index will be in Equity Exposure for the following month. If the Risk Ratio is trending downward (i.e., the Risk Ratio is below its 5-month exponential moving average), the Index will be in Fixed Income Exposure for the following month.
If the Risk Ratio dictates that the Index will be in Equity Exposure for the following month, the Index will select the five Equity Components with the best performance over the past six months and will allocate 20% to each such Equity Component. However, if an Equity Component selected for inclusion in the Index is in a downward trend (i.e., the Equity Component’s value is below its 7-month exponential moving average), the Index’s 20% allocation to such Equity Component will be allocated instead to 3-month U.S. Treasury bills. Consequently, in its Equity Exposure, the Index could have as much as 100% allocated to U.S. equity securities or as much as 100% allocated to 3-month U.S. Treasury bills.
If the Risk Ratio dictates that the Index will be in Fixed Income Exposure for the following month, the Index will be 100% allocated to the 20+ Year Index. However, if the value of the 20+ Year Index is in a downward trend (i.e., its value is below its 7-month exponential moving average), the Index will instead be 100% allocated to 3-month U.S. Treasury bills. Consequently, in its Fixed Income Exposure, the Index will be either 100% allocated to the 20+ Year Index or 100% allocated to 3-month U.S. Treasury bills.
Pacer Data Transmission and Communication Revolution Index and Pacer Global Supply Chain Infrastructure Index. At the time of each quarterly rebalance and annual reconstitution, constituents of the applicable Index must meet the following Investibility Requirements: (1) be a publicly-traded equity security; (2) be listed on a major stock exchange; (3) have a market capitalization of at least US$1 billion; (4) have a 3-month average daily value traded greater than or equal to US$2 million; and (5) be the primary listing security. In addition, a company cannot be included in the applicable Index if the company is currently involved with bankruptcy proceedings; has entered into a materially binding/definitive agreement which would otherwise disqualify the security from Index inclusion; or is listed on exchanges based in India, China (A-shares only), Saudi Arabia, or Russia. The list of excluded countries may be modified by the Index Provider from time to time with a primary goal of avoiding countries with excessive and/or onerous capital controls, trading constraints, regulatory hurdles, or other operational difficulties that would prevent an investor from fully replicating the index on their own.
Additional Information about the Principal Risks of Investing in the Funds
This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in each of the Fund Summaries. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a ‘principal risk’ of investing in the Funds as noted in the respective Fund Summaries, regardless of the order in which they appear. The factors below apply to each Fund as indicated in the following table; additional information about each such risk and how it impacts each Fund that is subject thereto is set forth below the chart. Each of the factors below could have a negative impact on the applicable Fund’s performance and trading prices.

	PTLC	PTMC	PTNQ	PTEU	PTIN	PTBD	TRND
Calculation Methodology Risk	X	X	X	X	X	X	X
Concentration Risk			X
Currency Exchange Rate Risk				X	X		X
Diversification Risk	X	X		X	X	X
Equity Market Risk	X	X	X	X	X		X
ETF Risks	X	X	X	X	X	X	X
European Investments Risk				X
Fixed Income Risk	X	X	X	X	X	X	X
Foreign Securities Risk				X	X		X
Geographic Concentration Risk				X	X
— Risks Related to Investing in France				X
— Risks Related to Investing in Germany				X
— Risks Related to Investing in Japan					X
— Risks Related to Investing in Netherlands				X
— Risks Related to Investing in Western Europe					X
Government Obligations Risk	X	X	X	X	X	X	X
High Portfolio Turnover Risk						X
High Yield Risk						X	X
Large-Capitalization Investing Risk	X		X	X	X		X
Management Risk						X
Mid-Capitalization Investing Risk		X		X	X		X
Non-Diversification Risk			X
Other Investment Companies Risk					X		X
Passive Investment Risk	X	X	X	X	X	X	X
Sector Risk	X	X	X	X	X	X
— Communication Services Sector Risk			X			X
— Consumer Discretionary Sector Risk						X
— Financials Sector Risk				X	X
— Industrials Sector Risk		X		X	X
— Information Technology Sector Risk	X		X
Tracking Risk	X	X	X	X	X	X	X
Trend Lag Risk	X	X	X	X	X	X	X

	COWZ	CALF	BUL	GCOW	ECOW	ICOW	COWG	HERD	CAFG
Calculation Methodology Risk	X	X	X	X	X	X	X	X	X
Concentration Risk	X	X	X	X	X	X	X		X
Currency Exchange Rate Risk				X	X	X		X
Diversification Risk	X	X		X	X	X	X		X
Emerging Markets Risk					X
Equity Market Risk	X	X	X	X	X	X	X	X	X
ETF Risks	X	X	X	X	X	X	X	X	X
Foreign Securities Risk				X	X	X		X
Geographic Concentration Risk				X	X	X
— Risks Related to Investing in China					X
— Risks Related to Investing in Europe				X		X
— Risks Related to Investing in Japan						X
— Risks Related to Investing in the United States				X
Growth Investing Risk			X				X		X
High Portfolio Turnover Risk		X	X				X		X
Large-Capitalization Investing Risk	X		X	X	X	X	X	X
Mid-Capitalization Investing Risk	X		X		X	X		X
Non-Diversification Risk			X
Other Investment Companies Risk					X			X
Passive Investment Risk	X	X	X	X	X	X	X	X	X
Sector Risk	X	X	X	X	X	X	X		X
— Communication Services Sector Risk					X
— Consumer Discretionary Sector Risk		X	X		X
— Consumer Staples Sector Risk				X
— Energy Sector Risk	X			X
— Health Care Sector Risk	X		X				X		X
— Industrials Sector Risk						X			X
— Information Technology Sector Risk	X	X	X				X		X
Small-Capitalization Investing Risk		X			X			X	X
Style Risk	X	X	X	X		X		X
Tracking Risk	X	X	X	X	X	X	X	X	X

	PEXL	PIEL	PWS	SZNG
Calculation Methodology Risk	X	X	X	X
Concentration Risk	X	X	X
Currency Exchange Rate Risk		X		X
Diversification Risk	X		X
Equity Market Risk	X	X	X	X
ETF Risks	X	X	X	X
European Investments Risk		X
Fixed Income Risk			X
Foreign Sales Risk	X	X
Foreign Securities Risk		X		X
Geographic Concentration Risk		X
Government Obligations Risk			X
High Portfolio Turnover Risk	X		X	X
Large-Capitalization Investing Risk	X	X	X	X
Limited Operating History Risk		X
Mid-Capitalization Investing Risk	X	X
Monthly Exposure Risk			X
New Fund Risk				X
Non-Diversification Risk		X		X
Other Investment Companies Risk			X	X
Passive Investment Risk	X	X	X	X
REIT Investment Risk			X
Sector Risk	X	X
— Consumer Discretionary Sector Risk		X
— Health Care Sector Risk		X
— Industrials Sector Risk		X
— Information Technology Sector Risk	X	X
Sector Rotation Risk				X
Tracking Risk	X	X	X	X

	ROOM	PAD	RXRE	INDS	SRVR	ALTL	PAMC	PALC
Alternator Strategy Risk						X	X	X
— High Beta Risk						X
— Low Volatility Risk						X	X	X
— Momentum Investing Risk							X	X
— Quality Investing Risk							X	X
— Value Investing Risk							X	X
Calculation Methodology Risk	X	X	X	X	X	X	X	X
Concentration in Real Estate Risk	X	X	X	X	X
Currency Exchange Rate Risk				X	X
Diversification Risk						X	X
Emerging Markets Risk					X
Equity Market Risk	X	X	X	X	X	X	X	X
ETF Risks	X	X	X	X	X	X	X	X
Foreign Securities Risk				X	X
Geographic Concentration Risk				X	X
High Portfolio Turnover Risk	X	X	X			X	X	X
International Operations Risk	X	X	X	X	X
Large-Capitalization Investing Risk	X	X	X	X	X	X		X
Mid-Capitalization Investing Risk	X	X	X	X	X		X
Monthly Exposure Risk						X
Natural Language Processing (NLP) Model Risk					X
New Fund Risk	X	X	X
Non-Diversification Risk	X	X	X	X	X			X
Nuclear Power Companies Risk					X
Passive Investment Risk	X	X	X	X	X	X	X	X
Real Estate Companies Risk	X	X	X	X	X
REIT Investment Risk	X	X	X	X	X
Sector Risk						X	X	X
— Financials Sector Risk						X	X
— Industrials Sector Risk						X	X	X
— Information Technology Sector Risk								X
— Utilities Sector Risk						X
Small-Capitalization Investing Risk	X	X	X	X	X
Tax Risk	X	X	X	X	X
Tracking Risk	X	X	X	X	X	X	X	X

	FLRT	TRFK	SHPP	GLBL	QQQG	PATN
Associated Risks of Data & Digital Revolution Companies		X
Associated Risks of Industrials and Logistics Companies			X
Asset-Backed Securities Risk	X
Calculation Methodology		X	X	X	X	X
Concentration Risk		X	X	X	X
CLO Risk	X
CMBS Risk	X
Currency Exchange Rate Risk		X	X	X	X	X
Equity Market Risk		X	X	X	X	X
ETF Risks	X	X	X	X	X	X
European Investments Risk				X
Fixed Income Risk	X
Floating Rate Loan Risk	X
Foreign Securities Risk	X	X	X	X	X	X
Geographic Concentration Risk		X	X	X		X
— Risks Related to Investing in Canada			X
— Risks Related to Investing in Europe		X	X			X
— Risks Related to Investing in Japan						X
— Risks Related to Investing in South Korea						X
— Risks Related to Investing in the United States			X	X
Growth Investing Risk					X
High Yield Securities Risk	X
International Operations Risk		X	X	X	X	X
Large-Capitalization Investing Risk		X	X	X	X	X
Limited Operating History				X	X	X
Liquidity Risk	X
Management Risk	X
Market Risk	X
Mid-Capitalization Investing Risk		X	X			X
Non-Diversification Risk		X	X	X	X	X
Passive Investment Risk		X	X	X	X	X
Privately Issued Securities Risk	X
Sector Risk	X	X	X	X	X	X
— Consumer Discretionary Sector Risk	X
— Industrials Sector Risk	X		X
— Information Technology Sector Risk		X		X	X	X
Tracking Error Risk		X	X	X	X	X
Alternator Strategy Risk
Because the Lunt Indices will be comprised of certain Sub-Indices each month, the Index may be comprised of securities during a period when such securities underperform the securities of one or more other Sub-Indices.
◦High Beta Risk. High beta investing entails investing in securities that are more volatile based on historical market index data. Volatile stocks may be subject to sharp swings in value, and may change unpredictably, affecting the value of such equity securities and, consequently, the value of Shares. High beta stocks are likely to underperform the broader market during periods of rapidly declining stock prices.
◦Low Volatility Risk. Low volatility investing entails investing in securities that are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices.

◦Momentum Investing Risk. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, investor perceptions of the value of a company may turn quickly, and stocks that have recently set multiple price peaks may not continue to do so, may be considered overvalued, and may decline faster than other investments.
◦Quality Investing Risk. Securities that have previously been identified with quality characteristics may not continue to be quality companies, and the returns of such securities may be less than returns on other styles of investing. In addition, there may be periods when the quality style of investing is out of favor and therefore, the performance of the Fund may suffer.
◦Value Investing Risk. A “value” style of investing could produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
Asset-Backed Securities Risk
Asset-backed securities represent interests in a pool of assets other than mortgages, such as home equity loans, automobile receivables or credit card receivables. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income asset (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. A structured asset-backed security is a multiclass instrument that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans.
Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many asset-backed securities, which increases the risk of depreciation due to future increases in market interest rates. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as interest rate risk, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value. If a structured asset-backed security is subordinated to other classes backed by the same pool of collateral, the likelihood that it will make payments of principal may be substantially limited.
Associated Risks of Data and Digital Revolution Companies
Data and digital revolution companies include companies that develop and provide goods and services related to the transmission of data and communications. Transmission and communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Such companies can are also be subject to intense competition and thus affected by mergers or consolidations by and among customers, competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the data and digital revolution companies may be out of favor and underperform other industries or groups of industries.
Associated Risks of Industrials and Logistics Companies
Industrials and Logistics companies support the global supply chain. These companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for shipping, ports, trade routes, and freight. Such companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, labor strikes, insurance costs, commodities prices in general, international politics and conflicts, changes in transportation patterns, changes to shipping and air freight routes, weather patterns and events, including hurricane activity, road conditions, pandemic diseases, the congestion, blockage or shutdown of key routes, ports, and canals, commodity prices, taxes, tariffs, trade wars, imposition of emissions standards and other environment-related rules and regulations, domestic or international politics and conflicts, including war or threat of war, computer and/or software malfunction, logistics interference, piracy, cyber attacks and terrorism. Industrials and Logistics companies may also be highly dependent on aircraft, ships, trucks, heavy machinery, technology, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such equipment may have a significant effect on the operations and profitability of such companies. In addition, regulatory changes and competition from foreign companies subject to more favorable government regulation may affect the success of these companies.
Calculation Methodology Risk
A Fund that seeks to track the performance of an Index is subject to calculation methodology risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser or the Sub-Adviser (as applicable) can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
CLO Risk
A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults.
For a CLO, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.
CMBS Risk
The Fund will invest in CMBS. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. The value of the collateral securing CMBS may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, CMBS may not be fully collateralized and may decline significantly in value. CMBS may also react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CMBS. The CMBS in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

In the event of any default under a mortgage, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the commercial mortgage loan. Foreclosure of a commercial mortgage loan can be an expensive and lengthy process which could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan. Stressed conditions in the markets for CMBS and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CMBS. To the extent that the market for CMBS suffers such a contraction, securities that were previously considered liquid could become temporarily illiquid, and Aristotle Pacific may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist. In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemptions in accordance with the Fund’s borrowing policy, suspending redemptions, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.
Concentration Risk
Concentration of investments may increase the risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Currency Exchange Rate Risk
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
Diversification Risk
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
Emerging Markets Risk
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
•Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
◦Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Equity Market Risk
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, public health, cyber, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers. Other conditions affecting the general economy, including political, public health, cyber, or economic instability at the local, regional, or global level and pandemics, epidemics, or other similar circumstances in one or more countries or regions may also affect the market value of a security.
For example, the COVID-19 pandemic and efforts to contain its spread resulted in extreme volatility in the financial markets. As the global pandemic illustrated, such events may affect certain regions, sectors and industries more significantly than others. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
ETF Risks
The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of a Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk (PTLC, PTMC, PTIN, COWZ, CALF, GCOW, ICOW, PWS, and FLRT only). To the extent the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Certain securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, and the Fund may experience premiums and discounts greater than those of ETFs that hold securities that are traded only in the United States.
◦Trading. Although Shares are listed for trading on its applicable Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than its applicable Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of its applicable Exchange, make trading in Shares inadvisable. In addition, trading in Shares on its applicable Exchange is subject to trading halts caused by extraordinary market volatility pursuant to each Exchange’s “circuit breaker” rules, which temporarily halt trading on such Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to each Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares and this could lead to differences between the market price of the shares of the Fund and the underlying value of those Shares.
European Investments Risk
The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the EU. The EU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, including, without limitation, the pending threat of default by Greece, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy,

Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and adversely affect the value of the Fund. The Fund’s investments could be negatively impacted by any economic or political instability in any European country.
The United Kingdom’s departure from the EU (referred to as “Brexit”) continues to cause significant uncertainty and may adversely impact the financial results and operations of various European companies and economies. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets. Brexit may result in legal and tax uncertainty and divergent national laws and regulations as the UK determines which EU laws to replace or replicate. The UK may be less stable than it has been in recent years and investments in the UK may be more volatile. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations. Any of these effects of Brexit, and other consequences that are difficult to predict at this time, could adversely affect the value of a Fund’s investments.
Fixed Income Risk
The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to increase interest rates. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Underlying Investment’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. An Underlying Investment may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Floating Rate Loan Risk
Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. The Fund’s investment in loans may take the form of a participation or an assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
Floating rate loans generally are subject to restrictions on transfer, and the Fund may be unable to sell its bank loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. The Fund may find it difficult to establish a fair value for loans it holds. Further, the trading market for floating rate loans could be impacted by regulatory action or reforms around the manner in which floating interest rates are determined. If a published rate is unavailable, the rate of interest on a floating rate loan could effectively become fixed, which would in turn adversely affect the value of the floating rate loan. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. A loan may not be fully collateralized and can decline significantly in value. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, loans held by the Fund may not be considered securities and, therefore, purchasers, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws.
If the Fund acquires a participation in a loan, the Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. A loan may also be in the form of a bridge loan, which are designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A borrower’s use of a bridge loan involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
◦Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. While senior loans are less risky than junior loans, they still have significant risk. Investments in senior loans, similar to junk bonds, typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher nonpayment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the SEC or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.
There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations.
◦Covenant-Lite Loan Risk. Covenant-lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle. A significant portion of floating rate loans may be “covenant-lite” loans.
◦Loan Participation Risk. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower’s principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.
Foreign Sales Risk
Investments in companies that derive a significant portion of their sales to foreign customers may be subject to risk of loss due to unfavorable changes in currency exchange rates, political, economic or social changes or instability in foreign countries, events affecting the transportation, shipping or delivery of goods to customers, and changes in U.S. or foreign laws or regulations affecting exports. In addition, conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Foreign Securities Risk
Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a foreign issuer than a U.S. issuer. Foreign issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in foreign securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of foreign securities or an Underlying ETF holding foreign securities may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Geographic Concentration Risk
The Fund is subject to geographic concentration risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.
◦Risks Related to Investing in Canada. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
◦Risks Related to Investing in China. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.
◦Risks Related to Investing in Europe. Please see “European Investment Risk” above.
◦Risks Related to Investing in France. The Fund’s investment in French issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns regarding the economic outlook for certain EU countries as well as the negative impact of the Russian war in Ukraine continue to constrain growth forecasts across Eurozone countries, including France. As a result, the French economy has experienced significant volatility and adverse trends due to concerns about a prolonged economic downturn and rising government debt levels. The French economy is dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products.
◦Risks Related to Investing in Germany. The German economy is dependent on trade, with exports accounting for more than one-third of Germany’s output. Therefore, a reduction in spending by Germany’s trade partners on German products and services, or negative changes in any of these countries, may cause an adverse impact on the German economy. Internal factors, such as high unemployment and government regulation of labor markets, also may affect the performance of the German economy. The European financial markets recently have experienced volatility due to concerns about rising government debt levels of several European countries.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000,

Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in Western Europe. Most developed countries in Western Europe are members of the EU, and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
◦Risks Related to Investing in Netherlands. The Fund’s investment in issuers from the Netherlands subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Netherlands. Concerns regarding the economic outlook for certain EU countries as well as the negative impact of the Russian war in Ukraine continue to constrain growth forecasts across Eurozone countries, including Netherlands. The Netherlands economy is dependent on fishing, shipping, trade, energy, agricultural exports and banking, and as a result, is susceptible to fluctuations in demand for such products and services.
◦Risks Related to Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
◦Risks Related to Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure. A decrease in imports or exports, changes in trade regulations, and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or the imposition of U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries continue to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Government Obligations Risk
The Fund may invest in securities issued by the U.S. government. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
Growth Investing Risk
Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.
High Portfolio Turnover Risk
At times, the Fund may have a portfolio turnover rate substantially greater than 100%. However, SEC rules regarding the calculation of a Fund’s portfolio turnover rate require the Fund to exclude the effect of certain transactions, such as the in-kind receipt or delivery of securities, and consequently, the Fund may report a portfolio turnover rate substantially less than 100%. A high portfolio turnover rate would result in correspondingly greater transaction costs, including brokerage commissions, dealer markups and other transaction costs on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
High Yield Risk
High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield debt obligations are speculative investments and may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund. The market for high yield securities is generally thinner and less active than the market for higher quality securities. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become classified as “high risk.” Consequently, high yield securities and loans entail greater risk of loss of principal than securities and loans that are investment grade rated. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. As a result, the value of the Fund may be subject to greater volatility than other funds, and the Fund may be exposed to greater tracking risk (described below) than other funds.
High Yield Securities Risk
Securities rated “BB+” or below by S&P or “Ba+” or below by Moody’s are known as high yield securities and are commonly referred to as “junk bonds.” Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high yield issuers is more complex than for higher-rated securities, making it more difficult for Aristotle Pacific to accurately predict risk. There is a greater risk with high yield fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Fund pursues missed payments, there is a risk that Fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these securities are generally considered to be speculative.
International Operations Risk
Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
Large-Capitalization Investing Risk
The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Limited Operating History
Prospective investors in a new Fund have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain an active market in Fund Shares.
Liquidity Risk
In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may change over time or experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Fund to dispose of such securities at a fair price at the time the Fund believes it is desirable to do so. Adjustable Rate Securities that have complex terms may have limited trading opportunities. Floating rate loans and Adjustable Rate Securities generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.
Management Risk (PTBD)
To the extent the Fund uses a representative sampling strategy to obtain exposure to the Index, the Fund’s ability to track the performance of the Index will be contingent on the ability of the Fund’s sub-adviser to identify a subset of Index components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
Management Risk (FLRT)
FLRT is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives.
Market Risk
Overall market risks may affect the value of the Fund. Factors such as U.S. economic growth and market conditions, interest rate levels and political events affect the securities markets. The prices of securities held by the Fund may decline in response to certain events taking place in the U.S. and around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.
Mid-Capitalization Investing Risk
The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, public health, cyber, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Monthly Exposure Risk
Because certain Indexes may only change its exposure based on data as of the Selection Date each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
Natural Language Processing (NLP) Model Risk
Solactive uses NLP models to assist in the development of the Solactive Small Modular Reactor Index, which in turn is used in selecting components of the Index. Solactive’s description of the investment theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes of the Solactive Small Modular Reactor Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Fund’s investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Solactive Small Modular Reactor Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Solactive Small Modular Reactor Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors. There is no guarantee that the Solactive Small Modular Reactor Index will reflect the theme exposures intended. Solactive relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.
New Fund Risk
The Fund has not yet commenced investment operations. As a result, prospective investors have no track record or history on which to base their investment decisions. An investment in a Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance. In addition, there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain an active market in Fund Shares.
Non-Diversification Risk
Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Nuclear Power Companies Risk
Nuclear power companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in the case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on nuclear infrastructure companies. In addition, nuclear infrastructure companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear infrastructure companies may decline with a corresponding impact on earnings. Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations, including terrorist threats in particular. These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on nuclear power companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.
Other Investment Companies Risk
When the Fund invests in other investment companies it will incur higher and duplicative expenses. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the ETF Risks listed above.
Passive Investment Risk
The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. Other than in response to a trigger if set forth in the Fund’s Index methodology, the Fund invests in securities included in, or representative of securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
Privately Issued Securities Risk
The Fund may invest in privately-issued securities, including those that may be resold only in accordance with Rule 144A or Regulation S under the 1933 Act (“Restricted Securities”). Restricted Securities are not publicly traded and are subject to a variety of restrictions, which limit a purchaser’s ability to acquire or resell such securities. Delay or difficulty in selling such securities may result in a loss to the Fund.
Real Estate Companies Risk
The Fund invests in real estate companies, including REITs and real estate holdings companies, it will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase a Fund’s volatility and losses. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Exposure to such real estate may adversely affect Fund performance. In addition, many investors may already have exposure to residential real estate through ownership of a home. So called “Acts of God,” such as hurricanes, earthquakes, tsunamis, and other natural disasters, as well as the effects of climate change, terrorist activity, political unrest, or civil strife may result in physical damage to properties or a decrease in demand, which can affect profits.

In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks.
◦Risks of Investing in the Apartments & Residential Real Estate Sector (PAD only). Companies in the Apartments & Residential Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Residential real estate development is particularly subject to changes in financing costs, occupancy rates, the ability to obtain zoning or other permits or government approvals, labor costs, and scheduling delays. Residential real estate companies may be more dependent on short-term leases (e.g., one year or less), which may expose such companies to the effects of declining market rents more than other types of real estate companies. Additionally, such companies may face significant costs associated with compliance (or failure to comply with) the accessibility provisions of the Americans with Disabilities Acts, the Fair Housing Act or other federal, state or local requirements.
◦Risks of Investing in the Data & Infrastructure Real Estate Sector (SRVR only). Companies in the Data & Infrastructure Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for communications towers. Data and infrastructure real estate companies are particularly affected by changes in demand for wireless infrastructure and wireless connectivity. Such demand is affected by numerous factors, including consumer demand for wireless connectivity; availability or capacity of wireless infrastructure or associated land interests; location of wireless infrastructure; financial condition of customers, including their profitability and availability or cost of capital; availability and cost of spectrum for commercial use; increased use of network sharing, roaming, joint development, or resale agreements by customers; mergers or consolidations by and among customers; governmental regulations, including local or state restrictions on the proliferation of wireless infrastructure; cost of constructing wireless infrastructure; and technological changes, including those affecting the number or type of wireless infrastructure needed to provide wireless connectivity to a given geographic area or resulting in the obsolescence or decommissioning of certain existing wireless networks.
◦Risks of Investing in the Healthcare Real Estate Sector (RXRE only). Companies in the Healthcare Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Such companies may be subject to risks related to severe cold and flu seasons, epidemics, or any other widespread illnesses that could affect the occupancy of healthcare properties, including seniors housing. Additionally, healthcare companies may be significantly dependent on one or a small number of long-term management agreements for seniors housing communities, which may subject such companies to the risks affecting such management companies. Legislation to address federal government operations and administration decisions affecting the Centers for Medicare and Medicaid Services could significantly affect healthcare real estate companies and their tenants, operators, and borrowers by reducing their liquidity, impairing their financial condition, or negatively affecting the results of their operations. Healthcare properties may also face high levels of regulation and the need to obtain governmental approvals or permits.
◦Risks of Investing in the Hotel & Lodging Real Estate Sector (ROOM only). Companies in the Hotel & Lodging Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Weak economic conditions in some parts of the world, the strength or continuation of recovery in countries that have experienced improved economic conditions, changes in oil prices and currency values, potential disruptions in the U.S. economy that might result from the new U.S. administration’s policies in such areas as trade, immigration, healthcare, and related issues, political instability in some areas, and the uncertainty over how long any of these conditions will continue, could continue to have a negative impact on the lodging industry. U.S. government travel is also a significant part of the lodging industry, and this aspect of the industry may continue to suffer due to U.S. federal spending cuts or government hiring freezes and any further limitations that may result from presidential or congressional action or inaction. As a result of such current economic conditions and uncertainty, the lodging industry may continue to experience weakened demand for occupancy in some markets.
Man-made disasters in recent years as well as the potential spread of contagious diseases such as MERS (Middle East Respiratory Syndrome), Zika virus, and Ebola in locations lodging companies own, manage, or franchise significant properties and areas of the world from which they draw a large number of customers, could cause a decline in business or leisure travel and reduce demand for lodging. Actual or threatened war, terrorist activity, political unrest, or civil strife, such as recent events in Fort Lauderdale, Orlando, Charlotte, Berlin, Brussels, Paris, Turkey, Ukraine and Russia, the Middle East, and other geopolitical uncertainty could have a similar effect. Any one or more of these events may reduce the overall demand for hotel rooms and corporate apartments or limit the prices that can be obtained for them, both of which could adversely affect company profits.
◦Risks of Investing in the Industrial Real Estate Sector (INDS only). Companies in the Industrial Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. For example, industrial real estate may be more susceptible to changes in interest rates, macroeconomic trends, government regulation, and tax regulation than other real estate sectors. Industrial real estate may also be concentrated in logistics-related industries, which could expose industrial real estate companies to the risks of a downturn affecting logistics companies.
REIT Investment Risk
Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Sector Risk
To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Communications Services Sector Risk. The Fund is generally expected to invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of the such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.
◦Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Consumer Staples Sector Risk. The Fund may invest in companies in the consumer staples sector, and therefore the performance of the Fund could be negatively impacted affected by the events affecting this sector. The permissibility of using various food additives and production methods, fads, marketing campaigns and other factors affecting consumer demand is tied closely to the performance of companies in this sector. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
◦Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions. Oil exploration and production companies may be at risk for environmental damage claims.
The energy sector is comprised of energy, energy industrial, energy infrastructure and energy logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Master Limited Partnerships (MLPs) and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs. Certain MLPs could, from time to time, be held responsible for implementing remediation measures, the cost of which may not be recoverable from insurance. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.
◦Financials Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.
Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.
Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Insurance companies are subject to extensive government regulation in some countries and can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps, or other changes in government regulation or tax law. Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.
During the financial crisis that began in 2007, the deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions failed during that time, merged with stronger institutions or had significant government infusions of capital. Instability in the financial markets caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. Those actions caused the securities of many financial companies to decline in value.
The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.
◦Health Care Sector Risk. The Fund may invest in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
◦Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
◦Materials Sector Risk. The Fund may invest in companies in the materials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.
◦Utilities Sector Risk. Utility stock prices tend not to fluctuate, which reduces the potential for capital gain. Utility stocks are not insured by the Federal Deposit Insurance Corporation or protected by the government in any way. A foreseeable risk to investing in utilities is the rising market of renewable energy. The downside of the rising energy market is that it may threaten the futures of traditional utility companies.

Sector Rotation Risk
In situations where the Index generally only changes its exposure to certain sectors semi-annually, the Index, and consequently the Fund, may be significantly exposed for short or long periods of time to sectors that underperform the broader equity market and may have no exposure to the strongest performing sectors of the market. Additionally, because each Index only includes securities from certain economic sectors, the Fund may underperform or be more volatile than a fund investing in more or even all sectors of the economy.
Small-Capitalization Investing Risk
The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, public health, cyber or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Style Risk
When a Fund has adopted a strategy to invest in dividend-paying stocks the Fund is subject to the risk that such stocks may fall out of favor with investors and underperform the market. Companies that issue dividend-paying stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.
Tax Risk
To qualify for the favorable tax treatment generally available to regulated investment companies, a Fund must satisfy certain diversification requirements. In particular, a Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of such Fund’s assets would be invested in (a) issuers in which such Fund has, in each case, invested more than 5% of its assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for a Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. A Fund’s efforts to satisfy the diversification requirements may affect such Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and a Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If a Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by such Fund in computing its taxable income.
Tracking Risk
The Fund seeks to track the performance of its underlying index and is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Tracking variance may prevent the Fund from achieving its investment objective. Additionally, a Fund’s return may not track the return of the Index if the Fund is not able to replicate the holdings of the Index due to the diversification requirements described above under “Tax Risk,” which apply to the Fund but not the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
Tracking Error Risk
As with all index funds, the performance of the Fund and its Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, the

Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
Trend Lag Risk
The Fund is managed to track the performance of an Index that adjusts its holdings based on market trends. The methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the Fund and does not provide immediate exposure to upward trends and/or volatility in the Fund.
For example, with respect to PTBD, at least six consecutive trading days will elapse after the Risk Ratio first drops below its historical 100-day simple moving average (or conversely, first moves above such average) before the Index will switch from tracking the iBoxx USD Liquid High Yield Index to the iBoxx USD Treasuries 7-10 Year Index (or conversely, from the iBoxx USD Treasuries 7-10 Year Index to the iBoxx USD Liquid High Yield Index). As a result, if the iBoxx USD Liquid High Yield Index is in an overall positive trend, the Index and consequently the Fund may be adversely affected by a downward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days (or conversely, if the iBoxx USD Liquid High Yield Index is in an overall negative trend, the Index and consequently the Fund may not benefit from an upward trend and/or volatility in the iBoxx USD Liquid High Yield Index for up to six consecutive trading days). Accordingly, the methodology employed by the Index does not eliminate exposure to downward trends and/or volatility in the iBoxx USD Liquid High Yield Index and does not provide immediate exposure to upward trends and/or volatility in the iBoxx USD Liquid High Yield Index.
ADDITIONAL NON-PRINCIPAL INVESTMENT STRATEGY INFORMATION
Each Fund, except for FLRT, will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the applicable Index in the same approximate proportion as in such Index, but may, when the Adviser believes it is in the best interests of such Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the applicable Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the applicable Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
Each Fund may invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser (or the Fund’s sub-adviser, as applicable) believes will help the Fund track the applicable Index.
ADDITIONAL NON-PRINCIPAL RISK INFORMATION
Cash Equivalents and Short-Term Investments. Normally, each Fund invests substantially all of its assets to meet its investment objective. A Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or each may hold cash. The percentage of a Fund invested in such holdings varies and depends on several factors, including market conditions. During periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or it may hold cash.
With respect to FLRT, for temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the FLRT may not be able to achieve its investment objective. FLRT may adopt a temporary defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances.
For more information on eligible short-term investments, see the SAI.
Absence of a Prior Active Market. Although the Funds’ Shares are approved for listing on the a national securities exchange, there can be no assurance that an active trading market will develop and be maintained for Fund Shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case such Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.
Liquidity Risk. The Funds may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Funds may not be able to sell or close out of such investments at favorable times or prices (or at all), or at prices approximating those at which a Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
Risk of Investing in the United States (All Funds except ECOW and ICOW). Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure. A decrease in imports or exports, changes in trade regulations, and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or the imposition of U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries continue to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, a Fund may lose money. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
PORTFOLIO HOLDINGS INFORMATION
Information about each Fund’s daily portfolio holdings is available at www.PacerETFs.com. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in each Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT
The Funds are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust, which is overseen by a board of trustees.
Investment Adviser
The Adviser has overall responsibility for the general management and administration of the Trust and each of its separate investment portfolios. The Adviser is a registered investment adviser with offices located at 500 Chesterfield Parkway, Malvern, Pennsylvania 19355. The Adviser has managed ETFs since 2015. The Adviser also arranges for sub-advisory (as applicable), transfer agency, custody, fund administration, securities lending and all other related services necessary for each Fund to operate. For its services, the Adviser receives a fee from each Fund, calculated daily and paid monthly, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
Pacer Trendpilot® US Large Cap ETF	0.60%
Pacer Trendpilot® US Mid Cap ETF	0.60%
Pacer Trendpilot® 100 ETF	0.65%
Pacer Trendpilot® European Index ETF	0.65%
Pacer Trendpilot® US Bond ETF	0.60%
Pacer Trendpilot® International ETF	0.65%
Pacer Trendpilot® Fund of Funds ETF	0.15%
Pacer US Cash Cows 100 ETF	0.49%
Pacer US Small Cap Cash Cows ETF	0.59%
Pacer Global Cash Cows Dividend ETF	0.60%
Pacer Developed Markets International Cash Cows 100 ETF	0.65%
Pacer Emerging Markets Cash Cows 100 ETF	0.70%
Pacer US Large Cap Cash Cows Growth Leaders ETF	0.49%
Pacer US Cash Cows Growth ETF	0.60%
Pacer Cash Cows Fund of Funds ETF	0.15%
Pacer US Small Cap Cash Cows Growth Leaders ETF	0.59%
Pacer US Export Leaders ETF[1]	0.49%
Pacer International Export Leaders ETF[1]	0.49%
Pacer Hotel & Lodging Real Estate ETF	0.60%
Pacer Apartments & Residential Real Estate ETF	0.60%
Pacer Healthcare Real Estate ETF	0.60%
Pacer Industrial Real Estate ETF[2]	0.49%
Pacer Data & Infrastructure Real Estate ETF[2]	0.49%
Pacer WealthShield ETF	0.60%
Pacer CFRA-Stovall Global Seasonal Rotation ETF	0.60%
Pacer Lunt Large Cap Alternator ETF	0.60%
Pacer Lunt MidCap Multi-Factor Alternator ETF	0.60%
Pacer Lunt Large Cap Multi-Factor Alternator ETF	0.60%
Pacer Aristotle Pacific Floating Rate High Income ETF	0.60%
Pacer Data and Digital Revolution ETF[3]	0.49%
Pacer Industrials and Logistics ETF	0.60%
Pacer MSCI World Industry Advantage ETF	0.65%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	0.49%
Pacer Nasdaq International Patent Leaders ETF	0.65%
[1] Effective August 1, 2026, the management fee for the Fund has been reduced from 0.60% to 0.49%.
[2] Effective August 29, 2025, the management fee for the Fund has been reduced from 0.60% to 0.49%.
[3] Effective August 1, 2025, the management fee for the Fund has been reduced from 0.60% to 0.49%.

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
With respect to PTBD and FLRT, the Adviser also arranges for sub-advisory services and provides oversight of each sub-adviser, monitoring of each sub-adviser’s buying and selling of securities for the respective Fund, and review of each sub-adviser’s performance. The Adviser compensates each sub-adviser from the management fee it receives.
The basis for the Board of Trustees’ approval of the Investment Advisory Agreement for each Fund that had not commenced operations as of April 30, 2026 (collectively, the “Future Funds”) will be available in such Funds’ first Annual or Semi-Annual Report to Shareholders.
The basis for the Board of Trustees’ approval of the Investment Advisory Agreement for each of GCOW, COWZ, COWG, PTBD, PTEU and PWS (the “Semi-Annual Report Funds”) is available in the Funds’ Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2025, which is included in such funds’ most recent Form N-CSRS filing. The basis for the Board of Trustees’ approval of the Investment Advisory Agreement for each Fund, other than the Future Funds and the Semi-Annual Report Funds, is available in such Funds’ Annual Report to Shareholders for the fiscal year ended April 30, 2026, which is included in such funds’ most recent Form N-CSR filing.
Sub-Advisers
Aristotle Pacific Capital, LLC (for FLRT)
The Adviser has retained Aristotle Pacific to serve as sub-adviser for the FLRT. Aristotle Pacific is responsible for the day-to-day management of the Fund. Its principal office is located at 840 Newport Center Drive, 7th Floor, Newport Beach, CA 92660. Aristotle Pacific, a registered investment adviser, is a subsidiary of Aristotle Capital Management, LLC. For its services, the Adviser pays Aristotle Pacific the following percentages of net profits as a sub-advisory fee: 40% on assets up to $500 million; 50% on assets of more than $500 million. Net profits for the Fund are determined as the management fee of the Fund, less (i) 0.10% of the Fund’s average net assets and (ii) expenses related to operating the Fund. For the fiscal year ended April 30, 2026, the Adviser paid Aristotle Pacific a sub-advisory fee of 0.17% of the Fund’s average daily net assets.
The basis for the Board of Trustees’ approval of the Fund’s Sub-Advisory Agreement with Aristotle Pacific for FLRT is available in the Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2026, which is included in such funds’ most recent Form N-CSR filing.
Vident Advisory, LLC (for PTBD)
The Adviser has retained Vident Advisory, LLC (“VA”) (d/b/a Vident Asset Management), a Delaware limited liability company located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, GA 30009, to serve as sub-adviser for the PTBD. VA is responsible for the day-to-day management of the Fund. VA was formed in 2016 and commenced operations and registered with the SEC as an investment adviser in January 2019. VA is majority owned by Vident Capital Holdings, LLC, which is a wholly-owned subsidiary of MM VAM, LLC, which is entirely controlled by Casey Crawford.
VA is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. For its services, VA is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund, and subject to a minimum annual fee as follows:

Sub-Advisory Fee	Minimum Annual Fee
0.06% on the first $250 million in net assets;	$40,000
0.05% on the next $250 million in net assets; and
0.04% on net assets in excess of $500 million
For the fiscal year ended April 30, 2026, the Adviser paid VA a sub-advisory fee of 0.09% of the Fund’s average daily net assets.

The basis for the Board of Trustees’ approval of the investment sub-advisory agreement with VA for PTBD is available in the Fund’s Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2025, which is included in such funds’ most recent Form N-CSRS filing
Portfolio Managers
With respect to each Fund other than FLRT and PTBD, the Funds’ portfolio management team consists of Bruce Kavanaugh and Danke Wang, CFA, FRM, who are jointly and primarily responsible for the day-to-day management of such Funds’ portfolios. The portfolio management team for FLRT consists of Bob Boyd and Ying Qiu, who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. The portfolio management team for PTBD consists of Jim Iredale, Jeff Kernagis, and Devin Ryder, who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Pacer Advisors, Inc.
Mr. Kavanaugh has been Vice President of the Adviser since it began operations in 2004. He has been a portfolio manager with the Adviser since 2015. Mr. Kavanaugh has more than 25 years of experience in financial services.
Mr. Wang, Head Portfolio Analyst and Portfolio Manager, joined the Adviser in 2014. He served as a Senior Portfolio Analyst of the Adviser from 2014 to 2022, and became Head Portfolio Analyst and a portfolio manager in 2022. Mr. Wang obtained an MS in Finance from Villanova University and holds the Chartered Financial Analyst and Financial Risk Manager designations.
Aristotle Pacific Capital, LLC (for FLRT)
Mr. C. Robert Boyd is a Senior Managing Director for Aristotle Pacific Capital, LLC and serves as a Portfolio Manager. He also has credit research responsibilities across select sectors. Mr. Boyd joined the firm in 2012. Previously, he was with Pacific Investment Management Company (“PIMCO”) for 14 years, where he was a Vice President, Bank Loan Portfolio Manager, and Credit Analyst. Mr. Boyd has over 27 years of investment experience, focused on leveraged finance, credit analysis, and structured products. He holds a bachelor’s degree from California State University, Long Beach and an MBA from the University of Southern California.
Ms. Qiu is a Managing Director for Aristotle Pacific Capital, LLC and serves as a Portfolio Manager for the Fund and various investment grade portfolios and the firm’s CLO Opportunities Strategy. In addition, Ms. Qiu has credit research responsibilities focusing on Asset-Backed Securities (“ABS”). Prior to joining the firm in 2016, Ms. Qiu was with PIMCO for 8 years, where she was a Senior Vice President, portfolio manager and trader for both investment grade corporate and ABS. Prior to that, she worked at ING Investment Management for 9 years and was an ABS portfolio manager and trader. Ms. Qiu has 25 years fixed income investment experience, is a CFA Charterholder, and holds a bachelor’s degree from Renmin University of China and an MBA from Emory University.
Vident Advisory, LLC (for PTBD)
Jim Iredale, CFA® has over 25 years of investment management experience. He specializes in the portfolio management and trading of fixed income portfolios and separately managed accounts. Prior to joining VA, Mr. Iredale was a Manager of Fixed Income with Ronald Blue & Co., where he was responsible for fixed income and macroeconomic analysis as well as fixed income portfolio evaluation and oversight. Mr. Iredale obtained a BBA in Finance from the University of Georgia, Terry College of Business and obtained his JD from the University of Georgia School of Law. He holds the Chartered Financial Analyst designation.
Jeff Kernagis, CFA® has over 30 years of investment experience. Prior to joining VA, Mr. Kernagis was a Senior Vice President at Northern Trust Asset Management. Before that, Mr. Kernagis spent almost 14 years at Invesco/PowerShares, where as Senior Portfolio Manager he directed the fixed income ETF PM team and helped grow assets to $40 billion in bond ETFs globally. Mr. Kernagis was also a PM at Claymore (Guggenheim) Securities where he managed both equity ETFs and bond Unit Investment Trusts. In addition, he was a senior bond trader at Mid-States (Alloya) Corporate Federal Credit Union. Prior to working in investment management, Mr. Kernagis held institutional derivative sales positions at ABN Amro, Bear Stearns, and Prudential Securities. Mr. Kernagis earned a BBA degree from the University of Notre Dame and an MBA from DePaul University. He also holds the Chartered Financial Analyst designation.
Devin Ryder, CFA® is a member of the Portfolio Management team at VA with over five years of industry experience. Prior to joining VA, Ms. Ryder was a Senior Software Engineer at Bloomberg, where she designed and built systems to connect ETF market participants and facilitate ETF primary market transactions. Before that, she was a Portfolio Manager at ETF Managers Group, where she specialized in domestic and international equity thematic strategies. Ms. Ryder holds a Bachelor of Science in Mathematics of Finance and Risk Management from the University of Michigan and holds the Chartered Financial Analyst designation.
The SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares of each Fund for which they are a portfolio manager.
ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES
Most investors will buy and sell Shares of the Funds through brokers. Shares of each Fund trade on the applicable exchange as listed on the cover of this Prospectus (each, the applicable “Exchange”) and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling Shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of each Fund trade under the trading symbol listed on the cover of this Prospectus. Only authorized participants (“Authorized Participants” or “APs”) who have entered into agreements with the Funds’ distributor may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to each Fund, at NAV in Creation Units. Once created, Shares trade in the secondary market in amounts less than a Creation Unit.
Share Trading Prices
Transactions in each Fund’s Shares will be priced at NAV only if you purchase Shares directly from each Fund in Creation Units. As with other types of securities, the trading prices of Shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your Shares in the secondary market may be more or less than the NAV of such Shares.
Determination of Net Asset Value
The NAV of each Fund’s Shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). If the NYSE closes before 4:00 p.m. Eastern Time, as it occasionally does, the NAV Calculation Time will be the time the NYSE closes. In addition, any U.S. fixed-income assets may be valued as of the announced closing time of trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund’s NAV per share is calculated by dividing the Fund’s net assets by the number of Fund Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has appointed the Adviser as the Fund’s valuation designee to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. Accordingly, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. Generally, when fair valuing a security held by the Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser and approved by the Board. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to the security upon the sale of such security.

Dividends and Distributions
Each of CAFG, COWG, GCOW, COWZ, CALF, ICOW, ECOW, BUL, HERD, PWS, PEXL, SZNG, RXRE, ROOM, PAD, INDS, SRVR, ALTL, PAMC, PALC, TRFK, SHPP, GLBL, PATN and QQQG expect to pay out dividends, if any, on a quarterly basis; and FLRT and PTBD expect to pay out dividends, if any, on a monthly basis. Each other Fund expects to pay out dividends, if any, on an annual basis. Nonetheless, each Fund may make more frequent dividend payments. Each Fund expects to distribute its net realized capital gains to investors annually. Each Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Book Entry
Shares of each Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of each Fund.
Investors owning Shares of each Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares of each Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of each Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Frequent Purchases and Redemptions of Fund Shares
Each Fund imposes no restrictions on the frequency of purchases and redemptions of Fund Shares. In determining not to impose such restrictions, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Fund Share trading prices in line with NAV. As such, each Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effective trades. In addition, each Fund and the Adviser reserve the right to reject any purchase order at any time.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the applicable Fund(s). Consequently, such relief is not expected to be available for TRND and HERD.
ADDITIONAL TAX INFORMATION
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund Shares, including the possible application of foreign, state, and local tax laws.

The Funds have qualified and intend to continue to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Fund Shares is made through a tax advantaged retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•A Fund makes distributions;
•You sell Fund Shares; and
•You purchase or redeem Creation Units (institutional investors only).
Taxes on Distributions
Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act made significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. The application of certain provisions of the Tax Act is uncertain, and the changes in the act may have indirect effects on the Funds, its investments and its shareholders that cannot be predicted. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or “qualified dividend income.” Taxes on distributions of capital gains (if any) depend on how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) are taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates and currently set at a maximum rate of 20%. Distributions of short-term capital gain are generally taxable as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at long term capital gain rates for non-corporate shareholders.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of Fund Shares).
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Funds before your investment (and thus were included in the Fund Shares’ NAV when you purchased your Fund Shares).
A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Nonresident aliens, foreign corporations and other foreign shareholders in the Funds will generally be exempt from U.S. federal income tax on Capital Gain Dividends. The exemption may not apply, however, if the investment in a Fund is connected to a trade or business for the foreign shareholder in the United States or if the foreign shareholder is present in the United States for 183 days or more in a year and certain other conditions are met.
Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a

Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year.
The Funds (or a financial intermediary, such as a broker, through which shareholders own Fund Shares) generally are required to withhold and to remit to the US Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund Shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their Shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.
To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Funds (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
Taxes When Fund Shares Are Sold
Any capital gain or loss realized upon a sale of Fund Shares is generally treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited depending on your circumstances.
A foreign shareholder will generally not be subject to U.S. tax on gains realized on sales or exchange of Fund Shares unless the investment in a Fund is connected to a trade or business of the investor in the United States or if the shareholder is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign shareholders should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.
Creation and Redemption Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
The Funds have the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Funds also have the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Foreign Investments by the Funds

Interest and other income received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, each such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
State and Local Taxes
Shareholders may also be subject to state and local taxes on income and gain attributable to your ownership of Fund Shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.
Foreign Taxes
To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.
DISTRIBUTION
The Distributor, Pacer Financial, Inc., is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for each Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of each Fund or the securities that are purchased or sold by each Fund. The Distributor’s principal address is 500 Chesterfield Parkway, Malvern, Pennsylvania, 19355. The Distributor is an affiliate of the Adviser.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
With respect to the Future Funds, information regarding how often Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the fund will be available in the future on the Funds’ website at www.PacerETFs.com. With respect to all other Funds, information regarding how often Shares of each Fund traded on an Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the fund is available on the Funds’ website at www.PacerETFs.com.
ADDITIONAL NOTICES
The Funds are not sponsored, endorsed, sold or promoted by FTSE Russell, or any of their respective affiliates or their third party licensors. Neither FTSE Russell nor their third party licensors make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell 1000 Index to track general stock market performance. FTSE Russell and their third party licensor’s only relationship to IDG is the licensing of certain trademarks, service marks and trade names of FTSE Russell and/or their third party licensors and for the providing of calculation and maintenance services related to the Index. Neither FTSE Russell nor their third party licensors are responsible for and have not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. FTSE Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds. FTSE Russell and its subsidiaries are not investment advisors. Inclusion of a security or futures contract within an index is not a recommendation by FTSE Russell or its subsidiaries to buy, sell, or hold such security or futures contract, nor is it considered to be investment advice.
NEITHER FTSE RUSSELL NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE RUSSELL 1000 OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. FTSE RUSSELL AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. FTSE RUSSELL ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THEIR MARKS, THE RUSSELL 1000 OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL FTSE RUSSELL INDICES ENTITIES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the ability of the Funds to track the total return performance of the Indexes or the ability of the Indexes identified herein to track the performance of its constituent securities. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Indexes, nor in the determination of the timing of, prices of, or quantities of Fund Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Fund Shares in connection with the administration, marketing, or trading of Fund Shares.
The Exchange does not guarantee the accuracy and/or the completeness of the Indexes or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of each Fund, owners of the Shares, or any other person or entity from the use of the Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Indexes or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, each sub-adviser, the Index Provider, the Exchange, and each Fund make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly. The Adviser has no obligation to take the needs of each Fund or the owners of Shares of each Fund into consideration in determining, composing, or calculating each Index.
The Funds are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Pacer NASDAQ-100 Trendpilot® Index or NASDAQ-100® Index to track general market performance. The Corporations’ only relationship to Pacer Advisers, Inc. (“Company”) is in the licensing of the NASDAQ-100® Index registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100® Index and Pacer NASDAQ-100 Trendpilot® Index which are determined, composed and calculated by NASDAQ OMX without regard to Company or the Funds. NASDAQ OMX has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the NASDAQ-100® Index and Pacer NASDAQ-100 Trendpilot® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® INDEX AND PACER NASDAQ-100 TRENDPILOT® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY COMPANY, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100® INDEX AND PACER NASDAQ-100 TRENDPILOT® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® INDEX AND PACER NASDAQ-100 TRENDPILOT® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Pacer Trendpilot® US Large Cap Index, Pacer Trendpilot® US Mid Cap Index, Pacer US Small Cap Cash Cows Index, and Pacer US Cash Cows Growth Index (each, an “Index” and collectively, the “Indexes”) are the property of IDG, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain each Index. The Indexes are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Indexes. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by IDG. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.
PTLC, PTMC, CALF, PWS, PTIN and BUL, (for this section only, the “Funds”), each based on an Index, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, or any of their respective affiliates or their third party licensors. Neither S&P Dow Jones Indices nor their third party licensors make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Indexes to track general market performance. S&P Dow Jones Indices and their third party licensor’s only relationship to IDG is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices and/or their third party licensors and for the providing of calculation and maintenance services related to the Index. Neither S&P Dow Jones Indices nor their third party licensors are responsible for and have not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security or futures contract within an index is not a recommendation by S&P Dow Jones Indices or its subsidiaries to buy, sell, or hold such security or futures contract, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THEIR MARKS, THE S&P OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF

THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
TRFK and SHPP (for this section only, the “Funds”) are not sponsored, endorsed, or promoted by NYSE Arca, Inc. (the “Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the ability of the Funds to track the total return performance of their respective Index or the ability of the Indexes identified herein to track the performance of their constituent securities. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Indexes, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares. The Exchange does not guarantee the accuracy and/or the completeness of the Indexes or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares, or any other person or entity from the use of the Indexes or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Indexes or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the Index Provider, the Exchange, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The Funds do not guarantee the accuracy, completeness, or performance of the Indexes or the data included therein and shall have no liability in connection with the Indexes or Index calculation.
The Index Provider owns the Indexes and each Index methodology and is a licensor of the Indexes to the Adviser and index receipt agent. The Index Provider has contracted with an index calculation agent to maintain and calculate the Indexes used by the Funds. The index calculation agents maintain and calculate the Indexes used by the Funds. The index calculation agent shall have no liability for any errors or omissions in calculating the Indexes.
IDG and its affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to each Index. IDG makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly, or the ability of the Index to track general market performance. IDG’s only relationship to the Funds is in the licensing to the Adviser of certain indexes, related trademarks, and certain trade names of IDG and the use of each Index for which it is the Index Provider. Each such Index is determined, composed, and calculated independently by a third party on behalf of IDG without regard to the Adviser or the Funds. IDG has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Index. IDG is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash. IDG has no liability in connection with the administration, marketing, or trading of the Fund.
IDG DOES NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF ANY INDEX OR ANY DATA INCLUDED THEREIN. IDG MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY INDEX. IDG MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
SZNG is not sponsored, endorsed, sold or promoted by the Exchange, SPDJI, or any of their respective affiliates or their third party licensors. None of the Exchange, SPDJI or their third party licensors make any representation or warranty, express or implied, to the owners of SZNG or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P Indices to track general stock market performance. SPDJI and their third party licensor’s only relationship to the Adviser is the licensing of certain trademarks, service marks, and trade names of SPDJI and/or their third party licensors and for the providing of calculation and maintenance services related to the Index. None of the Exchange, SPDJI, or their third party licensors are responsible for or have participated in the determination of the prices and amount of SZNG or the timing of the issuance or sale of SZNG or in the determination or calculation of the equation by which SZNG is to be converted into cash. Neither the Exchange nor SPDJI has any obligation or liability in connection with the administration, marketing, or trading of SZNG. SPDJI and its subsidiaries are not investment advisers. Inclusion of a security or futures contract within an index is not a recommendation by SPDJI or its subsidiaries to buy, sell, or hold such security or futures contract, nor is it considered to be investment advice.
NONE OF THE EXCHANGE, SPDJI OR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, OR COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NONE OF THE EXCHANGE, SPDJI OR THEIR THIRD PARTY LICENSORS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. THE EXCHANGE AND SPDJI ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THEIR MARKS, THE S&P INDICES, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL THE EXCHANGE, SPDJI ENTITIES, OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
HERD, INDS, and SRVR are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Pacer Cash Cows Fund of Funds Index, Solactive GPR Industrial Real Estate Index, and Solactive GPR Data & Infrastructure Real Estate Index (for this paragraph only, the “Indexes”) and/or Indexes trade mark or the Indexes price at any time or in any other respect. The Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Indexes to third parties including but not limited to investors and/or financial intermediaries of HERD, INDS, and SRVR. Neither publication of the Indexes by Solactive AG nor the licensing of the Indexes or Indexes trade mark for the purpose of use in connection with HERD, INDS, and SRVR constitutes a recommendation by Solactive AG to invest capital in said Fund, nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Funds.
Lunt Capital Management, Inc. (“Lunt Capital”) is not affiliated with the Trust, the Lunt ETF’s administrator, custodian, transfer agent, or distributor. The Lunt Capital U.S. Large Cap Equity Rotation Index, the Lunt Capital MidCap Multi-Factor Rotation Index, and the Lunt Capital Large Cap Multi-Factor Rotation Index (each, a “Lunt Index”) are products of Lunt Capital. The Adviser (or, the “Licensee”) has entered into a license agreement with Lunt Capital pursuant to which the Licensee pays a fee to use each Index and the marketing names and licensed trademarks of Lunt Capital (the “Trademarks”). The Licensee is sub-licensing rights to each Index to its respective Fund. Lunt Capital has no obligation to take the needs of the Licensee or the owners of the Lunt ETFs into consideration in determining, composing or calculating the Lunt Indexes. Lunt Capital shall not be liable (whether in negligence or otherwise) to any person for any error in the Lunt Index and shall not be under any obligation to advise any person of any error therein. Neither the publication of each Lunt Index by Lunt Capital nor the granting of a license of rights relating to each Index or to the Trademarks for the utilization in connection with the Fund represents a recommendation by Lunt Capital for a capital investment or contains in any manner a warranty or opinion by Lunt Capital with respect to the attractiveness of an investment in the Fund. The Lunt ETFs are not sponsored, endorsed, or sold by Lunt Capital. Lunt Capital makes no representation or warranty, express or implied, to the owners of the Lunt ETFs or any member of the public regarding the advisability of trading in the Lunt ETFs. Lunt Capital is not responsible for and have not participated in the determination of the timing of, prices at, or quantities of each Fund to be sold or in the determination or calculation of the equation by which a Fund is to be converted into cash. Notwithstanding the foregoing, Lunt Capital may independently issue and/or sponsor financial products unrelated to the Lunt ETFs currently being issued by the Licensee, but which may be similar to and competitive with the Lunt ETFs. In addition, Lunt Capital may trade financial products which are linked to the performance of each Index. It is possible that this trading activity will affect the value of each Lunt Index and its respective Fund.

LUNT CAPITAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LUNT INDEXES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LUNT CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE LUNT INDEXES OR ANY DATA INCLUDED THEREIN. LUNT CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE LUNT INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LUNT CAPITAL HAVE ANY LIABIL1TY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Each Lunt Index is the property of Lunt Capital Management, Inc., which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Lunt Indexes. The Lunt Indexes are not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third-party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Lunt Indexes. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed/or use by Lunt Capital Management, Inc. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. The Lunt ETFs based on each Lunt Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Lunt ETFs or any member of the public regarding the advisability of investing in securities generally or in the Lunt ETFs particularly or the ability of each Index to track general market performance. S&P Dow Jones Indices’ only relationship to Lunt Capital Management, Inc. with respect to each Index is the licensing of the underlying S&P Indices, certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Lunt Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Lunt ETFs or the timing of the issuance or sale of the Lunt ETFs or in the determination or calculation of the equation by which each Fund may converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Lunt ETFs. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within a Lunt Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.
The Lunt ETFs are not sponsored, endorsed, sold or promoted by the Exchange, SPDJI, or any of their respective affiliates or their third party licensors. None of the Exchange, SPDJI or their third party licensors make any representation or warranty, express or implied, to the owners of the Lunt ETFs or any member of the public regarding the advisability of investing in securities generally or in the Lunt ETFs particularly or the ability of the S&P Indices to track general stock market performance. SPDJI and their third party licensor’s only relationship to the Adviser is the licensing of certain trademarks, service marks, and trade names of SPDJI and/or their third party licensors and for the providing of calculation and maintenance services related to the Lunt Indexes. None of the Exchange, SPDJI, or their third party licensors are responsible for or have participated in the determination of the prices and amount of the Lunt ETFs or the timing of the issuance or sale of the Lunt ETFs or in the determination or calculation of the equation by which the Lunt ETFs are to be converted into cash. Neither the Exchange nor SPDJI has any obligation or liability in connection with the administration, marketing, or trading of the Lunt ETFs. SPDJI and its subsidiaries are not investment advisers. Inclusion of a security or futures contract within an index is not a recommendation by SPDJI or its subsidiaries to buy, sell, or hold such security or futures contract, nor is it considered to be investment advice.
NONE OF THE EXCHANGE, SPDJI OR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, OR COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NONE OF THE EXCHANGE, SPDJI OR THEIR THIRD PARTY LICENSORS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. THE EXCHANGE AND SPDJI ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A

PARTICULAR PURPOSE OR USE WITH RESPECT TO THEIR MARKS, THE S&P INDICES, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL THE EXCHANGE, SPDJI ENTITIES, OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or, if shorter, for the period of each Fund’s operations.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Sanville & Company, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request. No financial information has been included for Funds that were not in operation as of April 30, 2026.

PACER TRENDPILOT® US LARGE CAP ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$48.66	$45.80	$38.63	$37.54	$36.54

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.42	0.54	0.42	0.66	0.28
Net Realized and Unrealized Gain (Loss) on Investments(b)	7.44	2.68	7.26	0.90	1.03
Total from Investment Operations	7.86	3.22	7.68	1.56	1.31

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.59)	(0.36)	(0.51)	(0.47)	(0.31)
Total Distributions	(0.59)	(0.36)	(0.51)	(0.47)	(0.31)
ETF transaction fees per share	0.00(c)	—	—	—	—
Net Asset Value, End of Year	$55.93	$48.66	$45.80	$38.63	$37.54
Total Return	16.17%	6.94%	19.96%	4.20%	3.48%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$3,207,647	$3,213,687	$2,619,782	$2,039,609	$1,841,243
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.78%	1.04%	0.98%	1.75%	0.71%
Portfolio Turnover Rate(d)	55%	3%	51%	1%	58%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Portfolio turnover rate excludes in-kind transactions.

PACER TRENDPILOT® US MID CAP ETF

FINANCIAL HIGHLIGHTS
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$34.69		$33.87	$32.25	$34.52	$35.63

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.47		0.46	0.56	0.39	0.00	(b)
Net Realized and Unrealized Gain (Loss) on Investments(c)	4.95		0.68	1.69	(2.41)	(1.07)
Total from Investment Operations	5.42		1.14	2.25	(2.02)	(1.07)
		`
LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.66)		(0.32)	(0.63)	(0.25)	(0.04)
Total Distributions	(0.66)		(0.32)	(0.63)	(0.25)	(0.04)
Net Asset Value, End of Year	$39.45		$34.69	$33.87	$32.25	$34.52
Total Return	15.78%		3.30%	7.02%	-5.81%	-2.98%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$392,519		$423,241	$384,469	$390,252	$441,894
Ratio of Expenses to Average Net Assets	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.31%		1.25%	1.72%	1.19%	0.01%
Portfolio Turnover Rate(d)	23%		14%	262%	441%	16%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Amount represents less than $0.005 per share.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Portfolio turnover rate excludes in-kind transactions.

PACER TRENDPILOT® 100 ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$67.29	$67.13	$55.22	$52.18	$54.01

INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.18	1.49	1.43	0.48	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments(b)	13.74	0.12	11.44	2.87	(1.70)
Total from Investment Operations	13.92	1.61	12.87	3.35	(1.83)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.69)	(1.45)	(0.96)	(0.31)	—
Total Distributions	(0.69)	(1.45)	(0.96)	(0.31)	—
Net Asset Value, End of Year	$80.52	$67.29	$67.13	$55.22	$52.18
Total Return	20.70%	2.17%	23.36%	6.47%	-3.38%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$1,243,967	$1,227,993	$1,181,469	$750,925	$688,816
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24%	2.06%	2.24%	0.93%	-0.22%
Portfolio Turnover Rate(c)	66%	5%	20%	6%	7%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.

PACER TRENDPILOT® EUROPEAN INDEX ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$26.49	$25.86	$26.57	$22.40	$24.33

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.62	0.68	0.68	0.34	0.34
Net Realized and Unrealized Gain (Loss) on Investments(b)	5.38	0.78	(0.71)	3.99	(1.89)
Total from Investment Operations	6.00	1.46	(0.03)	4.33	(1.55)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.59)	(0.83)	(0.68)	(0.16)	(0.38)
Total Distributions	(0.59)	(0.83)	(0.68)	(0.16)	(0.38)
ETF transaction fees per share	—	—	—	—	0.00	(c)
Net Asset Value, End of Year	$31.90	$26.49	$25.86	$26.57	$22.40
Total Return	22.73%	5.94%	-0.02%	19.43%	-6.47%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$35,086	$30,459	$40,091	$43,843	$45,925
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.06%	2.56%	2.68%	1.48%	1.39%
Portfolio Turnover Rate(d)	10%	153%	111%	5%	7%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Portfolio turnover rate excludes in-kind transactions.

PACER TRENDPILOT® INTERNATIONAL ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2026	April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$27.36	$28.16		$26.91		$24.40		$28.22

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.65	0.62		0.65		0.45		0.44
Net Realized and Unrealized Gain (Loss) on Investments(b)	7.57	(0.68)		1.18		2.16		(3.57)
Total from Investment Operations	8.22	(0.06)		1.83		2.61		(3.13)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.80)	(0.74)		(0.58)		(0.10)		(0.69)
Total Distributions	(0.80)	(0.74)		(0.58)		(0.10)		(0.69)
ETF transaction fees per share	0.01	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net Asset Value, End of Year	$34.79	$27.36		$28.16		$26.91		$24.40
Total Return	30.33%	-0.26%		6.85%		10.75%		-11.46%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$182,641	$147,748		$150,672		$125,141		$130,527
Ratio of Expenses to Average Net Assets(d)	0.65%	0.65%		0.65%		0.65%		0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.10%	2.13%		2.38%		1.82%		1.56%
Portfolio Turnover Rate(e)	13%	74%		58%		3%		202%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)Portfolio turnover rate excludes in-kind transactions.

PACER TRENDPILOT® US BOND ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024		April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$19.94	$20.00	$20.20		$23.33	$27.45

INVESTMENT OPERATIONS:
Net Investment Income(a)	1.04	1.17	1.41		1.11	0.80
Net Realized and Unrealized Gain (Loss) on Investments(b)	(0.70)	(0.07)	(0.19)		(2.83)	(4.17)
Total from Investment Operations	0.34	1.10	1.22		(1.72)	(3.37)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(1.10)	(1.16)	(1.42)		(1.41)	(0.75)
Total Distributions	(1.10)	(1.16)	(1.42)		(1.41)	(0.75)
ETF transaction fees per share	—	—	0.00	(c)	—	—
Net Asset Value, End of Year	$19.18	$19.94	$20.00		$20.20	$23.33
Total Return	1.73%	5.58%	6.30%		-7.30%	-12.54%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$93,968	$161,501	$178,021		$232,340	$949,550
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%		0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.29%	5.80%	7.03%		5.26%	3.01%
Portfolio Turnover Rate(d)	623%	431%	131%		711%	652%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Portfolio turnover rate excludes in-kind transactions.

PACER TRENDPILOT® FUND OF FUNDS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$30.98	$30.48	$27.80	$27.81	$29.82

INVESTMENT OPERATIONS:
Net Investment Income(a)(e)	0.73	0.74	0.77	0.48	0.35
Net Realized and Unrealized Gain (Loss) on Investments(b)	4.35	0.51	2.66	(0.03)	(2.07)
Total from Investment Operations	5.08	1.25	3.43	0.45	(1.72)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.78)	(0.75)	(0.75)	(0.46)	(0.29)
Total Distributions	(0.78)	(0.75)	(0.75)	(0.46)	(0.29)
Net Asset Value, End of Year	$35.28	$30.98	$30.48	$27.80	$27.81
Total Return	16.55%	3.96%	12.39%	1.71%	-5.87%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$56,453	$55,758	$50,294	$52,819	$63,968
Ratio of Expenses to Average Net Assets(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(c)	2.21%	2.26%	2.61%	1.77%	1.16%
Portfolio Turnover Rate(d)	6%	8%	6%	6%	5%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)Portfolio turnover rate excludes in-kind transactions.
(e)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

PACER US CASH COWS 100 ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$51.94	$54.82	$46.73	$47.94	$41.95

INVESTMENT OPERATIONS:
Net Investment Income(a)	1.15	1.12	1.10	1.08	0.84
Net Realized and Unrealized Gain (Loss) on Investments(b)	11.71	(2.99)	8.02	(1.32)	5.87
Total from Investment Operations	12.86	(1.87)	9.12	(0.24)	6.71

LESS DISTRIBUTIONS FROM:
Net Investment Income	(1.29)	(1.01)	(1.03)	(0.97)	(0.72)
Total Distributions	(1.29)	(1.01)	(1.03)	(0.97)	(0.72)
Net Asset Value, End of Year	$63.51	$51.94	$54.82	$46.73	$47.94
Total Return	24.95%	-3.52%	19.70%	-0.38%	16.08%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$18,172,509	$20,965,678	$22,641,886	$13,219,876	$4,554,750
Ratio of Expenses to Average Net Assets	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.98%	1.99%	2.15%	2.30%	1.78%
Portfolio Turnover Rate(c)	86%	151%	77%	90%	114%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.

PACER US SMALL CAP CASH COWS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$35.70	$45.83	$37.05	$38.06	$41.82

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.54	0.51	0.54	0.51	0.72
Net Realized and Unrealized Gain (Loss) on Investments(b)	12.44	(10.18)	8.76	(1.09)	(3.37)
Total from Investment Operations	12.98	(9.67)	9.30	(0.58)	(2.65)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.64)	(0.46)	(0.52)	(0.43)	(0.67)
Return of Capital	—	—	—	—	(0.44)
Total Distributions	(0.64)	(0.46)	(0.52)	(0.43)	(1.11)
ETF transaction fees per share	0.00(c)	—	—	—	—
Net Asset Value, End of Year	$48.04	$35.70	$45.83	$37.05	$38.06
Total Return	36.54%	-21.28%	25.18%	-1.46%	-6.57%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$3,439,307	$4,185,670	$9,399,691	$2,035,764	$831,675
Ratio of Expenses to Average Net Assets	0.59%	0.59%	0.59%	0.59%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.26%	1.16%	1.20%	1.36%	1.70%
Portfolio Turnover Rate(d)	130%	146%	108%	101%	133%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Portfolio turnover rate excludes in-kind transactions.

PACER GLOBAL CASH COWS DIVIDEND ETF

FINANCIAL HIGHLIGHTS
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2026		April 30, 2025		April 30, 2024		April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$36.74		$34.17		$34.15		$32.83	$31.10

INVESTMENT OPERATIONS:
Net Investment Income(a)	1.64		1.56		1.75		1.94	1.39
Net Realized and Unrealized Gain (Loss) on Investments(b)	9.92		2.46		0.27		0.65	1.69
Total from Investment Operations	11.56		4.02		2.02		2.59	3.08

LESS DISTRIBUTIONS FROM:
Net Investment Income	(2.03)		(1.45)		(2.00)		(1.28)	(1.35)
Total Distributions	(2.03)		(1.45)		(2.00)		(1.28)	(1.35)
ETF transaction fees per share	0.00	(c)	0.00	(c)	0.00	(c)	0.01	0.00	(c)
Net Asset Value, End of Year	$46.27		$36.74		$34.17		$34.15	$32.83
Total Return	32.26%		12.14%		6.17%		8.50%	10.22%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$3,349,668		$2,189,516		$1,916,683		$1,579,560	$351,302
Ratio of Expenses to Average Net Assets	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.96%		4.42%		5.21%		6.07%	4.32%
Portfolio Turnover Rate(d)	64%		49%		65%		47%	39%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Portfolio turnover rate excludes in-kind transactions.

PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF

FINANCIAL HIGHLIGHTS
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2026		April 30, 2025		April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$31.77		$31.58		$29.82	$29.69	$31.95

INVESTMENT OPERATIONS:
Net Investment Income(a)	1.07		1.00		1.19	1.52	1.03
Net Realized and Unrealized Gain (Loss) on Investments(b)	12.37		0.66		1.72	(0.18)	(2.43)
Total from Investment Operations	13.44		1.66		2.91	1.34	(1.40)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.96)		(1.47)		(1.16)	(1.23)	(0.87)
Total Distributions	(0.96)		(1.47)		(1.16)	(1.23)	(0.87)
ETF transaction fees per share	0.00	(c)	0.00	(c)	0.01	0.02	0.01
Net Asset Value, End of Year	$44.25		$31.77		$31.58	$29.82	$29.69
Total Return	42.96%		5.53%		10.00%	5.26%	-4.48%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$1,787,847		$1,050,033		$1,405,198	$554,584	$111,346
Ratio of Expenses to Average Net Assets	0.65%		0.65%		0.65%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.81%		3.25%		3.89%	5.43%	3.28%
Portfolio Turnover Rate(d)	74%		79%		67%	59%	71%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Portfolio turnover rate excludes in-kind transactions.

PACER EMERGING MARKETS CASH COWS 100 ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$20.44	$20.44	$19.32	$22.14	$25.94

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.93	0.90	1.03	1.12	1.36
Net Realized and Unrealized Gain (Loss) on Investments(b)	7.29	0.49	1.15	(2.70)	(4.03)
Total from Investment Operations	8.22	1.39	2.18	(1.58)	(2.67)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(1.27)	(1.40)	(1.07)	(1.30)	(1.14)
Total Distributions	(1.27)	(1.40)	(1.07)	(1.30)	(1.14)
ETF transaction fees per share	0.04	0.01	0.01	0.06	0.01
Net Asset Value, End of Year	$27.43	$20.44	$20.44	$19.32	$22.14
Total Return	41.46%	7.07%	11.79%	-6.43%	-10.67%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$204,368	$80,749	$97,086	$55,051	$11,070
Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.78%	4.35%	5.28%	5.93%	5.50%
Portfolio Turnover Rate(c)	80%	94%	73%	66%	97%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.

PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$31.74	$24.56	$20.07	$20.36

INVESTMENT OPERATIONS:
Net Investment Income(b)	0.12	0.13	0.12	0.03
Net Realized and Unrealized Gain (Loss) on Investments(c)	4.60	7.16	4.48	(0.30)
Total from Investment Operations	4.72	7.29	4.60	(0.27)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.12)	(0.11)	(0.11)	(0.02)
Total Distributions	(0.12)	(0.11)	(0.11)	(0.02)
Net Asset Value, End of Period	$36.34	$31.74	$24.56	$20.07
Total Return(d)	14.85%	29.72%	22.96%	-1.30%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (in thousands)	$2,174,849	$1,440,421	$120,342	$19,571
Ratio of Expenses to Average Net Assets(e)	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.33%	0.42%	0.53%	0.44%
Portfolio Turnover Rate(d)(f)	110%	108%	111%	30%

(a)Inception date of the Fund was December 21, 2022.
(b)Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Portfolio turnover rate excludes in-kind transactions.

PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Period End
	April 30, 2026	April 30, 2025	April 30, 2024(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$23.06	$22.93	$20.18

INVESTMENT OPERATIONS:
Net Investment Income(b)	0.04	0.10	0.13
Net Realized and Unrealized Gain (Loss) on Investments(c)	7.22	0.11	2.75
Total from Investment Operations	7.26	0.21	2.88

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.06)	(0.08)	(0.13)
Return of capital	(0.03)	—	(0.00)	(d)
Total Distributions	(0.09)	(0.08)	(0.13)
Net Asset Value, End of Period	$30.23	$23.06	$22.93
Total Return(e)	31.51%	0.94%	14.26%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (in thousands)	$22,672	$17,874	$9,170
Ratio of Expenses to Average Net Assets(f)	0.59%	0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	0.17%	0.39%	0.59%
Portfolio Turnover Rate(e)(g)	125%	136%	152%

(a)Inception date of the Fund was May 1, 2023.
(b)Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Amount represents less than $0.005 per share.
(e)Not annualized for periods less than one year.
(f)Annualized for periods less than one year.
(g)Portfolio turnover rate excludes in-kind transactions.

PACER US CASH COWS GROWTH ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$44.46	$40.36	$35.00	$35.44	$36.21

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.02	0.21	0.56	0.60	0.04
Net Realized and Unrealized Gain (Loss) on Investments(b)	12.12	3.99	5.43	(0.65)	(0.75)
Total from Investment Operations	12.14	4.20	5.99	(0.05)	(0.71)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.14)	(0.10)	(0.62)	(0.39)	(0.04)
Return of capital	—	—	(0.01)	—	(0.02)
Total Distributions	(0.14)	(0.10)	(0.63)	(0.39)	(0.06)
Net Asset Value, End of Year	$56.46	$44.46	$40.36	$35.00	$35.44
Total Return	27.29%	10.41%	17.34%	-0.07%	-1.98%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$127,033	$71,144	$46,412	$38,500	$8,859
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	0.47%	1.52%	1.69%	0.10%
Portfolio Turnover Rate(c)	105%	137%	123%	182%	76%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.

PACER CASH COWS FUND OF FUNDS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2026	April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$36.85	$37.61		$33.53		$33.44		$33.44

INVESTMENT OPERATIONS:
Net Investment Income(a)(f)	0.95	0.87		0.94		0.76		0.79
Net Realized and Unrealized Gain (Loss) on Investments(b)	11.08	(0.74)		4.13		0.11		—
Total from Investment Operations	12.03	0.13		5.07		0.87		0.79

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.98)	(0.89)		(0.99)		(0.78)		(0.79)
Net Realized Gains	—	—		(0.00)	(c)	(0.00)	(c)	—
Return of Capital	(0.54)	(0.00)	(c)	(0.00)	(c)	(0.00)	(c)	—
Total Distributions	(1.52)	(0.89)		(0.99)		(0.78)		(0.79)
Net Asset Value, End of Year	$47.36	$36.85		$37.61		$33.53		$33.44
Total Return	33.13%	0.29%		15.38%		2.81%		2.29%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$94,729	$82,918		$94,037		$48,618		$8,361
Ratio of Expenses to Average Net Assets(d)	0.15%	0.15%		0.15%		0.15%		0.16%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.23%	2.27%		2.64%		2.33%		2.27%
Portfolio Turnover Rate(e)	6%	6%		4%		8%		26%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)Portfolio turnover rate excludes in-kind transactions.
(f)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

PACER US EXPORT LEADERS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$45.02	$47.07	$39.95	$38.27	$40.41

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.26	0.24	0.21	0.25	0.12
Net Realized and Unrealized Gain (Loss) on Investments(b)	22.18	(2.08)	7.12	1.67	(2.13)
Total from Investment Operations	22.44	(1.84)	7.33	1.92	(2.01)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.25)	(0.21)	(0.21)	(0.24)	(0.12)
Return of Capital	—	—	—	—	(0.01)
Total Distributions	(0.25)	(0.21)	(0.21)	(0.24)	(0.13)
Net Asset Value, End of Year	$67.21	$45.02	$47.07	$39.95	$38.27
Total Return	49.94%	-3.95%	18.40%	5.06%	-5.00%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$45,701	$40,521	$61,194	$19,976	$3,827
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.45%	0.48%	0.47%	0.64%	0.29%
Portfolio Turnover Rate(c)	100%	71%	75%	74%	79%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.

PACER INTERNATIONAL EXPORT LEADERS ETF

FINANCIAL HIGHLIGHTS
	Period Ended
	April 30, 2026(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$25.17

INVESTMENT OPERATIONS:
Net Investment Income(b)	0.17
Net Realized and Unrealized Gain (Loss) on Investments(c)	0.63
Total from Investment Operations	0.80

LESS DISTRIBUTIONS FROM:
Net Asset Value, End of Period	$25.97
Total Return(d)	3.17%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (in thousands)	$1,039
Ratio of Expenses to Average Net Assets(e)	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	1.85%
Portfolio Turnover Rate(d)(f)	0%	(g)
(a)Inception date of the Fund was December 22, 2025.
(b)Net investment income per share has been calculated based on average shares outstanding during the years.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Portfolio turnover rate excludes in-kind transactions.
(g)Amount represents less than 0.5%.

PACER INDUSTRIAL REAL ESTATE ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$35.92	$35.41	$40.73	$47.82	$42.12

INVESTMENT OPERATIONS:
Net Investment Income(a)	1.27	1.15	1.18	0.90	0.78
Net Realized and Unrealized Gain (Loss) on Investments(b)	4.13	0.34	(4.94)	(6.99)	5.48
Total from Investment Operations	5.40	1.49	(3.76)	(6.09)	6.26

LESS DISTRIBUTIONS FROM:
Net Investment Income	(1.39)	(0.98)	(1.56)	(1.00)	(0.57)
Total Distributions	(1.39)	(0.98)	(1.56)	(1.00)	(0.57)
ETF transaction fees per share	—	—	—	—	0.01
Net Asset Value, End of Year	$39.93	$35.92	$35.41	$40.73	$47.82
Total Return	15.37%	4.05%	-9.31%	-12.56%	14.88%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$113,803	$138,283	$194,769	$219,932	$384,990

Ratio Of Expenses To Average Net Assets:(d)
Before Expense Reimbursement/Recoupment	0.53%	0.60%	0.60%	0.60%	0.61%
After Expense Reimbursement/Recoupment	0.51%	0.55%	0.55%	0.58%	N/A
Ratio of net investment income (loss) to average net assets	3.37%	2.99%	3.07%	2.25%	1.60%
Portfolio Turnover Rate(c)	15%	22%	19%	92%	43%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.
(d)Effective August 29, 2025 the investment advisory fee changed from 0.60% to 0.49%

PACER DATA & INFRASTRUCTURE REAL ESTATE ETF

FINANCIAL HIGHLIGHTS
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2026		April 30, 2025		April 30, 2024		April 30, 2023		April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$30.79		$26.32		$29.68		$37.50		$38.48

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.68		0.61		0.71		0.77		0.32
Net Realized and Unrealized Gain (Loss) on Investments(b)	4.57		4.37		(2.98)		(7.92)		(0.91)
Total from Investment Operations	5.25		4.98		(2.27)		(7.15)		(0.59)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.92)		(0.51)		(1.09)		(0.61)		(0.33)
Net Realized Gains	—		—		—		(0.06)		(0.06)
Total Distributions	(0.92)		(0.51)		(1.09)		(0.67)		(0.39)
ETF transaction fees per share	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	—
Net Asset Value, End of Year	$35.12		$30.79		$26.32		$29.68		$37.50
Total Return	17.60%		19.05%		-7.74%		-19.11%		-1.63%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$395,145		$432,583		$421,162		$700,548		$1,299,321

Ratio Of Expenses To Average Net Assets:(e)
Before Expense Reimbursement/Recoupment	0.53%		0.60%		0.60%		0.60%		0.62%
After Expense Reimbursement/Recoupment	0.51%		0.55%		0.55%		0.58%		N/A
Ratio of net investment income (loss) to average net assets	2.16%		2.04%		2.52%		2.43%		0.81%
Portfolio Turnover Rate(d)	44%		40%		68%		51%		23%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Portfolio turnover rate excludes in-kind transactions.
(e)Effective August 29, 2025 the investment advisory fee changed from 0.60% to 0.49%

PACER WEALTHSHIELD ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025		April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$30.81	$27.78		$27.16	$30.16	$32.10

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.53	0.61		0.39	0.64	0.26
Net Realized and Unrealized Gain (Loss) on Investments(b)	1.19	2.85		0.71	(3.07)	(1.94)
Total from Investment Operations	1.72	3.46		1.10	(2.43)	(1.68)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.47)	(0.43)		(0.48)	(0.57)	(0.26)
Total Distributions	(0.47)	(0.43)		(0.48)	(0.57)	(0.26)
ETF transaction fees per share	—	0.00	(c)	—	—	0.00	(c)
Net Asset Value, End of Year	$32.06	$30.81		$27.78	$27.16	$30.16
Total Return	5.63%	12.45%		4.06%	-8.09%	-5.30%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$30,456	$26,185		$19,446	$24,446	$33,172
Ratio of Expenses to Average Net Assets	0.60%	0.60%		0.60%	0.60%	0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.66%	2.01%		1.42%	2.19%	0.79%
Portfolio Turnover Rate(d)	664%	514%		315%	669%	448%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Amount represents less than $0.005 per share.
(d)Portfolio turnover rate excludes in-kind transactions.

PACER LUNT LARGE CAP ALTERNATOR ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$33.99	$33.99	$36.46	$43.15	$40.74

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.41	0.52	0.42	0.44	0.48
Net Realized and Unrealized Gain (Loss) on Investments(b)	10.84	(0.01)	(2.47)	(6.67)	2.36
Total from Investment Operations	11.25	0.51	(2.05)	(6.23)	2.84

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.47)	(0.51)	(0.42)	(0.44)	(0.43)
Return of Capital	—	—	—	(0.02)	—
Total Distributions	(0.47)	(0.51)	(0.42)	(0.46)	(0.43)
Net Asset Value, End of Year	$44.77	$33.99	$33.99	$36.46	$43.15
Total Return	33.21%	1.42%	-5.65%	-14.49%	6.97%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$94,025	$129,168	$256,630	$776,680	$554,454
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.01%	1.41%	1.19%	1.11%	1.09%
Portfolio Turnover Rate(c)	467%	246%	597%	384%	722%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$40.94	$42.93	$33.19	$32.19	$37.07

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.39	0.55	0.25	0.37	0.20
Net Realized and Unrealized Gain (Loss) on Investments(b)	11.78	(2.13)	9.73	1.01	(4.87)
Total from Investment Operations	12.17	(1.58)	9.98	1.38	(4.67)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.58)	(0.41)	(0.24)	(0.36)	(0.19)
Return of Capital	(0.02)	—	—	(0.02)	(0.02)
Total Distributions	(0.60)	(0.41)	(0.24)	(0.38)	(0.21)
Net Asset Value, End of Year	$52.51	$40.94	$42.93	$33.19	$32.19
Total Return	29.92%	-3.79%	30.16%	4.43%	-12.66%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$63,015	$63,457	$55,809	$34,852	$35,406
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.85%	1.22%	0.66%	1.14%	0.55%
Portfolio Turnover Rate(c)	630%	475%	367%	569%	529%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022
PER SHARE DATA:
Net Asset Value, Beginning of Year	$46.79	$44.34	$34.95	$36.34	$37.61

INVESTMENT OPERATIONS:
Net Investment Income(a)	0.60	0.49	0.34	0.54	0.39
Net Realized and Unrealized Gain (Loss) on Investments(b)	8.07	2.40	9.36	(1.38)	(1.33)
Total from Investment Operations	8.67	2.89	9.70	(0.84)	(0.94)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.61)	(0.44)	(0.31)	(0.55)	(0.33)
Total Distributions	(0.61)	(0.44)	(0.31)	(0.55)	(0.33)
Net Asset Value, End of Year	$54.85	$46.79	$44.34	$34.95	$36.34
Total Return	18.59%	6.48%	27.83%	-2.26%	-2.58%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$230,354	$290,113	$297,078	$206,191	$267,095
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.17%	1.00%	0.84%	1.54%	0.98%
Portfolio Turnover Rate(c)	451%	493%	417%	629%	434%

(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Portfolio turnover rate excludes in-kind transactions.

PACER ARISTOTLE PACIFIC FLOATING RATE HIGH INCOME ETF

FINANCIAL HIGHLIGHTS

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022(g)
PER SHARE DATA:
Net Asset Value, Beginning of Year	$46.60	$47.50	$45.71	$47.76	$48.90

INVESTMENT OPERATIONS:
Net Investment Income(a)	3.22	3.64	4.23	3.34	1.47
Net Realized And Unrealized Gain (Loss) on Investments(b)	0.03	(1.00)	1.58	(2.10)	(1.29)
Total from Investment Operations	3.25	2.64	5.81	1.24	0.18

LESS DISTRIBUTIONS FROM:
Net Investment Income	(3.22)	(3.54)	(4.02)	(3.29)	(1.32)
Total Distributions	(3.22)	(3.54)	(4.02)	(3.29)	(1.32)
Net Asset Value, End of Year	$46.63	$46.60	$47.50	$45.71	$47.76
Total Return(c)	7.13%	5.67%	13.25%	2.91%	0.34%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (in thousands)	$603,802	$471,076	$248,422	$100,095	$81,663

Ratio Of Expenses To Average Net Assets:
Before Expense Reimbursement/recoupment(d)(e)	0.60%	0.60%	0.60%	0.60%	0.62%
After Expense Reimbursement/recoupment(d)(e)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	6.83%	7.66%	9.01%	7.36%	3.63%
Portfolio Turnover Rate(c)(f)	38%	65%	43%	79%	37%
(a)Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)Not annualized for periods less than one year.
(d)Annualized for periods less than one year.
(e)Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)Portfolio turnover rate excludes in-kind transactions.
(g)For the period July 1, 2021 to April 30, 2022.

PACER DATA AND DIGITAL REVOLUTION ETF

FINANCIAL HIGHLIGHTS
	Year Ended		Year Ended	Year Ended		Period Ended
	April 30, 2026		April 30, 2025	April 30, 2024		April 30, 2023(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$46.18		$40.02	$25.36		$25.31

INVESTMENT OPERATIONS:
Net Investment Income(b)	0.05		0.07	0.10		0.15
Net Realized and Unrealized Gain (Loss) on Investments(c)	34.83		6.29	14.62		0.04
Total from Investment Operations	34.88		6.36	14.72		0.19

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.01)		(0.05)	(0.06)		(0.14)
Net Realized Gains	—		(0.15)	—		—
Total Distributions	(0.01)		(0.20)	(0.06)		(0.14)
ETF transaction fees per share	0.00	(d)	—	0.00	(d)	—
Net Asset Value, End of Period	$81.05		$46.18	$40.02		$25.36
Total Return(e)	75.53%		15.90%	58.06%		0.84%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (in thousands)	$614,324		$54,488	$28,812		$1,014
Ratio of Expenses to Average Net Assets(f)(h)	0.50%		0.60%	0.60%		0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	0.07%		0.14%	0.27%		0.73%
Portfolio Turnover Rate(e)(g)	19%		36%	27%		9%
(a)Inception date of the Fund was June 8, 2022.
(b)Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Amount represents less than $0.005 per share.
(e)Not annualized for periods less than one year.
(f)Annualized for periods less than one year.
(g)Portfolio turnover rate excludes in-kind transactions.
(h)Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%

PACER INDUSTRIALS AND LOGISTICS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2026	April 30, 2025	April 30, 2024	April 30, 2023(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$25.54	$26.38	$25.24	$24.87

INVESTMENT OPERATIONS:
Net Investment Income(b)	0.42	0.48	0.59	0.43
Net Realized and Unrealized Gain (Loss) on Investments(c)	7.90	(0.62)	1.29	0.24
Total from Investment Operations	8.32	(0.14)	1.88	0.67

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.50)	(0.70)	(0.74)	(0.30)
Net Realized Gains	(0.06)	—	—	—
Total Distributions	(0.56)	(0.70)	(0.74)	(0.30)
ETF transaction fees per share	0.03	—	—	—
Net Asset Value, End of Period	$33.33	$25.54	$26.38	$25.24
Total Return(d)	33.06%	-0.62%	7.54%	2.90%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (in thousands)	$2,000	$1,022	$1,055	$1,010
Ratio of Expenses to Average Net Assets(e)	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	1.42%	1.76%	2.26%	2.01%
Portfolio Turnover Rate(d)(f)	50%	37%	26%	10%

(a)Inception date of the Fund was June 8, 2022.
(b)Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Portfolio turnover rate excludes in-kind transactions.

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF

FINANCIAL HIGHLIGHTS

	Year Ended	Period Ended
	April 30, 2026	April 30, 2025(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$20.21	$20.09

INVESTMENT OPERATIONS:
Net Investment Income(b)	0.10	0.07
Net Realized and Unrealized Gain (Loss) on Investments(c)	6.63	0.08
Total from Investment Operations	6.73	0.15

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.22)	(0.03)
Total Distributions	(0.22)	(0.03)
ETF transaction fees per share	—	0.00	(d)
Net Asset Value, End of Period	$26.72	$20.21
Total Return(e)	33.38%	0.73%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (in thousands)	$1,069	$808
Ratio of Expenses to Average Net Assets(f)	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	0.40%	0.53%
Portfolio Turnover Rate(e)(g)	32%	33%
(a)Inception date of the Fund was September 16, 2024.
(b)Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Amount represents less than $0.005 per share.
(e)Not annualized for periods less than one year.
(f)Annualized for periods less than one year.
(g)Portfolio turnover rate excludes in-kind transactions.

PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Period Ended
	April 30, 2026	April 30, 2025(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$20.31	$20.78

INVESTMENT OPERATIONS:
Net Investment Income(b)	0.01	0.02
Net Realized and Unrealized Gain (Loss) on Investments(c)	6.56	(0.47)
Total From Investment Operations	6.57	(0.45)

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.01)	(0.02)
Total Distributions	(0.01)	(0.02)
Net Asset Value, End of Period	$26.87	$20.31
Total Return(d)	32.40%	-2.16%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (in thousands)	$11,287	$3,656
Ratio of Expenses to Average Net Assets(e)	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.05%	0.17%
Portfolio Turnover Rate(d)(f)	77%	51%
(a)Inception date of the Fund was August 19, 2024.
(b)Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Portfolio turnover rate excludes in-kind transactions.

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF

FINANCIAL HIGHLIGHTS
	Year Ended	Period Ended
	April 30, 2026	April 30, 2025(a)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$21.13	$20.10

INVESTMENT OPERATIONS:
Net Investment Income(b)	0.46	0.24
Net Realized and Unrealized Gain (Loss) on Investments(c)	10.80	0.78
Total from Investment Operations	11.26	1.02

LESS DISTRIBUTIONS FROM:
Net Investment Income	(0.61)	(0.06)
Total Distributions	(0.61)	(0.06)
ETF transaction fees per share	0.12	0.07
Net Asset Value, End of Period	$31.90	$21.13
Total Return(d)	54.43%	5.45%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (in thousands)	$78,475	$9,722
Ratio of Expenses to Average Net Assets(e)	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	1.65%	1.93%
Portfolio Turnover Rate(d)(f)	7%	3%
(a)Inception date of the Fund was September 16, 2024.
(b)Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Portfolio turnover rate excludes in-kind transactions.

Adviser	Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355	Independent Registered Public Accounting Firm	Sanville & Company 1011 Surrey Lane, Building 200 Flower Mound, Texas 75022
Sub-Adviser (to PTBD)	Vident Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, Georgia 30009	Sub-Adviser (to FLRT)	Aristotle Pacific Capital, LLC 840 Newport Center Drive, 7th Floor Newport Beach, CA 92660
Fund Accountant, Administrator, Index Receipt Agent, and Transfer Agent	U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202	Distributor	Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355
Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive Milwaukee, Wisconsin 53212	Legal Counsel	Practus LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211
Investors may find more information about the Funds in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI dated August 31, 2026 is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR (when available). In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds by calling 1-800-617-0004.
Shareholder reports and other information about the Funds are also available:
Reports and other information about each Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Fund’s website at www.PacerETfs.com; or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about each Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

(The Trust’s SEC Investment Company Act file number is 811-23024)

PACER FUNDS TRUST

PTLC PTMC PTEU PIEL PWS	Pacer Trendpilot® US Large Cap ETF Pacer Trendpilot® US Mid Cap ETF Pacer Trendpilot® European Index ETF Pacer International Export Leaders ETF Pacer WealthShield ETF	COWZ CALF GCOW ICOW GLBL	Pacer US Cash Cows 100 ETF Pacer US Small Cap Cash Cows ETF Pacer Global Cash Cows Dividend ETF Pacer Developed Markets International Cash Cows 100 ETF Pacer MSCI World Industry Advantage ETF
each of the above is listed on Cboe BZX Exchange, Inc.

SZNG ROOM RXRE INDS SRVR PAD
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Pacer Hotel & Lodging Real Estate ETF
Pacer Healthcare Real Estate ETF
Pacer Industrial Real Estate ETF
Pacer Data & Infrastructure Real Estate ETF
Pacer Apartments & Residential Real Estate ETF
PTBD PTIN TRND BUL ALTL PAMC
Pacer Trendpilot® US Bond ETF
Pacer Trendpilot® International ETF
Pacer Trendpilot® Fund of Funds ETF
Pacer US Cash Cows Growth ETF
Pacer Lunt Large Cap Alternator ETF
Pacer Lunt MidCap Multi-Factor Alternator ETF

PEXL FLRT	Pacer US Export Leaders ETF Pacer Aristotle Pacific Floating Rate High Income ETF	PALC TRFK SHPP	Pacer Lunt Large Cap Multi-Factor Alternator ETF Pacer Data and Digital Revolution ETF Pacer Industrials and Logistics ETF
each of the above is listed on the NYSE Arca, Inc.

ECOW COWG HERD PTNQ	Pacer Emerging Markets Cash Cows 100 ETF Pacer US Large Cap Cash Cows Growth Leaders ETF Pacer Cash Cows Fund of Funds ETF Pacer Trendpilot® 100 ETF	CAFG QQQG PATN	Pacer US Small Cap Cash Cows Growth Leaders ETF Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF Pacer Nasdaq International Patent Leaders ETF
each of the above is listed on the Nasdaq Stock Market LLC
STATEMENT OF ADDITIONAL INFORMATION
August 31, 2026
This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus, as may be revised from time to time (“Prospectus”), for the exchange traded funds (“ETFs”) listed above (each a “Fund” and collectively the “Funds”), each a separate series of Pacer Funds Trust (the “Trust”). The current Prospectus for the Funds is dated August 31, 2026. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for the Funds may be obtained, without charge, by calling 1-800-617-0004 or by visiting www.PacerETFs.com.
For Funds other than the Pacer Apartments & Residential Real Estate ETF, Pacer Healthcare Real Estate ETF, Pacer Hotel & Lodging Real Estate ETF, and Pacer CFRA Global Seasonal Rotation ETF, the Funds’ audited financial statements for the fiscal year ended April 30, 2026 are incorporated into this SAI by reference to the Funds’ Annual Financial Statements and Other Information dated April 30, 2026. A copy of the Funds’ Annual Financial Statements and Other Information as well as the Funds’ Annual Report, each of which was filed as part of the Funds’ most recent Form N-CSR (File No. 811-23024), may be obtained without charge through the Funds’ website or by request to the Funds at the phone number or website noted above.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency or any bank. An investment in a Fund involves investment risks, including possible loss of principal.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS
The Trust was organized as a Delaware statutory trust on August 12, 2014 and is authorized to issue multiple series or portfolios. The Trust is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund’s ticker symbol appears on the cover of this SAI, and references to specific Funds in the sections below will refer to such Funds by their ticker symbol.
The Funds described in this SAI seek to track the total return performance, before fees and expenses, of their respective indices (each, an “Index”).
Pacer Advisors, Inc. (“Pacer” or the “Adviser”) is the investment adviser to the Funds. Pacer Financial, Inc. is the distributor (the “Distributor”) of the shares of the Funds and is an affiliate of the Adviser. Aristotle Pacific Capital, LLC (“Aristotle Pacific”) serves as sub-adviser to FLRT, and Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA” and collectively with Aristotle Pacific, the “Sub-Advisers”) serves as sub-adviser to PTBD.
The Funds issue and redeem shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Currently, Creation Units generally consist of the following number of shares:

Name of Fund	Creation Unit Size
FLRT, TRFK, SHPP, PIEL, PEXL, GLBL, QQQG & PATN	20,000
COWG & CAFG	25,000
PTBD	100,000
All other Funds	50,000
These amounts may change from time to time. These transactions are usually in exchange for a basket of securities included in its portfolio and an amount of cash. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.
Shares of the Funds are listed on a national securities exchange, such as Cboe BZX Exchange, Inc., NYSE Arca, Inc., or The Nasdaq Stock Market LLC (individually or collectively, the “Exchange”), as indicated on the cover of this SAI, and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The Trust reserves the right to adjust the prices of Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
Prior to November 1, 2017, the Pacer Trendpilot® US Large Cap ETF was known as the Pacer Trendpilot® 750 ETF and the Pacer Trendpilot® US Mid Cap ETF was known as the Pacer Trendpilot® 450 ETF. Prior to November 1, 2022, the Pacer Industrial Real Estate ETF was known as the Pacer Benchmark Industrial Real Estate SCTR ETF and the Pacer Data & Infrastructure Real Estate ETF was known as the Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF.
FLRT is the successor in interest to the Pacific Global Senior Loan ETF, a series of Pacific Global ETF Trust, which was managed by Pacific Global Advisors LLC and sub-advised by Aristotle Pacific, and has the substantially similar investment objective, strategies, and policies as those of the Pacific Global Senior Loan ETF, with the exception of the Fund’s 80% policy and related risks. On October 20, 2021, the shareholders of the Pacific Global Senior Loan ETF approved the reorganization of the Pacific Global Senior Loan ETF into FLRT and, effective as of the close of business on October 22, 2021, the assets and liabilities of the Pacific Global Senior Loan ETF were transferred to FLRT in exchange for shares of the Pacer Aristotle Pacific Floating Rate High Income ETF. FLRT is the accounting successor to the Pacific Global Senior Loan ETF and has adopted the financial statements of the Pacific Global Senior Loan ETF. Previously, the Pacific Global Senior Loan ETF acquired all of the assets and liabilities of the AdvisorShares Pacific Asset Enhanced Floating Rate ETF, a series of AdvisorShares Trust, in a tax-free reorganization on December 27, 2019 (together, the “Predecessor FLRT Fund”). Accordingly, the Pacific Global Senior Loan ETF was the successor to the investment performance of the AdvisorShares Pacific Asset Enhanced Floating Rate ETF, as a result of the December 27, 2019 reorganization.
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The below table illustrates the inception date for each Fund.

Name of Fund	Inception Date	Name of Fund	Inception Date
PTLC	June 11, 2015	CALF	June 16, 2017
PTMC	June 11, 2015	ICOW	June 16, 2017
PTNQ	June 11, 2015	PEXL	July 23, 2018
PTEU	December 14, 2015	PTBD	October 22, 2019
PIEL	December 22, 2025	PTIN	May 2, 2019
PWS	December 11, 2017	TRND	May 3, 2019
SZNG	—	BUL	May 2, 2019
ROOM	—	HERD	May 3, 2019
RXRE	—	ALTL	June 24, 2020
INDS	May 14, 2018	PAMC	June 24, 2020
SRVR	May 15, 2018	PALC	June 24, 2020
PAD	—	TRFK	June 8, 2022
ECOW	May 2, 2019	COWG	December 21, 2022
FLRT	February 18, 2015	CAFG	May 1, 2023
SHPP	June 8, 2022	GLBL	September 17, 2024
GCOW	February 22, 2016	QQQG	August 20, 2024
COWZ	December 16, 2016	PATN	September 17, 2024
INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective, principal investment strategies and associated risks are described in the Funds’ Prospectus. The sections below supplement these principal investment strategies and risks and describe each Fund’s additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Each Fund intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. The Funds will seek to invest their assets, and otherwise conduct their operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M of the Code.
GENERAL RISKS
An investment in a Fund should be made with an understanding that the value of that Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic, political, public health or cyber conditions that affect a particular security or issuer and changes in general economic, political, public health or cyber conditions. An investor in the Funds could lose money over short or long periods of time.
An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of that Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, cyber, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a
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liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Although all of the equity securities in the Indexes are listed on major U.S. and non-U.S. stock exchanges, there can be no guarantee that a liquid market for the securities held by the Funds will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Funds may be more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
Geopolitical, Social and Economic Uncertainty Risk. Geopolitical, social, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Funds and the issuers in which they invest are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
For example, in early 2020, a novel coronavirus and related respiratory disease (COVID-19) spread rapidly across the world, including to the United States. The coronavirus outbreak resulted in, among other consequences, the closing of borders, the imposition of travel restrictions, enhanced health screenings, the need for accelerated acute healthcare service preparation and delivery, disruptions and delays in healthcare services, quarantines and “shelter at home” orders, restrictions on gatherings of people, event and service cancellations, business closures, disruptions to supply chains and customer activity, lower consumer demand, as well as general heightened uncertainty. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. In addition, U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank in which the Funds or issuer have an account fail, any cash or other assets in bank accounts
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may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.
Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact a Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which each invests. The government response to these events, including emergency health measures, welfare benefit programs, fiscal stimulus, industry support programs, and measures that impact interest rates, among other responses, is also a factor that may impact the financial markets and the value of a Fund’s holdings. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type. The Funds will also be negatively affected if the operations and effectiveness of the Fund or its key service providers are compromised or if necessary or beneficial systems and processes are disrupted.
Foreign countries, companies, or individuals may become subject to economic sanctions or other government restrictions, which may negatively impact the value or liquidity of a fund’s investments, and could impair a Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sanctions and similar measures could result in downgrades in credit ratings of the sanctioned country or companies located in or economically exposed to the sanctioned country or company, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. The Funds may be prohibited from investing in securities issued by companies subject to such restrictions, and sanctions or other similar measures could significantly delay or prevent the settlement of securities transactions. For example, in 2020, the U.S. government imposed sanctions generally prohibiting U.S. investors from directly or indirectly purchasing or otherwise gaining exposure to certain securities identified as having ties to China’s military and related industries. In 2022, because of ongoing regional armed conflict in Europe, many countries around the world, including the United States, imposed sanctions on Russia. Such sanctions have included, among others, freezing the assets of particular entities and persons, and banning Russia from global payment systems that facilitate cross-border payments. These sanctions and similar measures could result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of instruments in which the Funds invest. These and potential similar future sanctions may limit the potential universe of securities in which the Funds may invest, may require the Fund to freeze or divest its existing investments in a company that becomes subject to such restrictions, and may negatively impact investment performance of the Fund.
A discussion of some of the other risks associated with investments in the Funds is contained in the Funds’ Prospectus.
Index Calculation
To minimize any potential for conflicts caused by the fact that Index Design Group, an affiliate of the Adviser, acts as Index provider (”IDG”) to certain Funds, as described in the Prospectus (collectively, the “IDG Funds”), the Adviser has retained an unaffiliated third party to calculate each such Index (the “Calculation Agent”). The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain, and disseminate each such Index on a daily basis. IDG will monitor the results produced by the Calculation Agent to help ensure that each such Index is being calculated in accordance with the rules-based methodologies. In addition, IDG and the Adviser have established policies and procedures designed to prevent non-public information about pending changes to such Indexes from being used or disseminated in an improper manner. Furthermore, IDG and the Adviser have established policies and procedures designed to prevent improper use and dissemination of non-public information about each Fund’s portfolio strategies.
DIVERSIFICATION
Each of CAFG, COWG, PTLC, PTMC, PTEU, PTIN, TRND, GCOW, COWZ, CALF, ICOW, ECOW, HERD, PWS, PEXL, PTBD, ALTL, PAMC and FLRT (collectively, the “Diversified Funds”) is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of such Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other
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applicable laws. The diversification of a Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers.
While CAFG, COWG, PTLC, PTMC, PTEU, PTIN, GCOW, COWZ, CALF, ICOW, ECOW, PWS, PEXL, PTBD, ALTL, and PAMC are each “diversified” within the meaning of the 1940 Act, these Funds may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of a Fund’s Index.
NON-DIVERSIFICATION
Each Fund other than the Diversified Funds (collectively, the “Non-Diversified Funds”) is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Index and, therefore, those securities may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Index.
Although each Non-Diversified Fund is non-diversified for purposes of the 1940 Act, each Non-Diversified Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.
SPECIFIC INVESTMENT STRATEGIES
The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by a Fund’s stated investment policies.
BORROWING. While the Funds do not intend to borrow for investment purposes, the Funds reserve the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. The Funds also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Funds. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Funds of any increase or decrease in the market value of the Funds’ portfolio. Because substantially all of the Funds’ assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Funds will increase more when the Funds’ portfolio assets increase in value and decrease more when the Funds’ portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Adviser believes that the Funds’ investment objective would be furthered.
The Funds also may borrow money to facilitate management of the Funds’ portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Funds promptly. As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Funds’ assets should fail to meet this 300% coverage test, the Funds, within three days (not including Sundays and holidays), will reduce the amount of the Funds’ borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.
In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Funds’ total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, the Funds are authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Funds’ total assets in connection with any borrowing.
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COMMERCIAL PAPER. The Funds may invest in high-quality, short-term commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days. The Funds may invest up to 20% of its net assets in commercial paper.
CONCENTRATION. A Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate a Fund’s Index and consequently the Fund’s portfolio. This may adversely affect the Fund’s performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.
CURRENCY TRANSACTIONS. The Funds may enter into foreign currency forward and foreign currency futures contracts for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies, to facilitate local securities settlements, or to protect against currency exposure in connection with distributions to shareholders.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value.
A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with the Funds receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.
Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.
Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of its underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Funds will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.
DEPOSITARY RECEIPTS. To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, the Funds may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available
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regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.
DERIVATIVES. A Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. To the extent the Fund’s use of derivative instruments creates liabilities for the Fund, such derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.
The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, the Fund is effectively leveraging its investments which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the derivatives strategies will depend on the ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.
Rule 18f-4 under the 1940 Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Rule 18f-4 under the 1940 Act permits a Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. See “—Regulation Regarding Derivatives” above.
Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with Rule 18f-4 under the 1940 Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
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•Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability to predict movements of the securities markets, which may be different than the ability to predict changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect a judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with such Fund’s objective, investment limitations, and operating policies.
•Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. With respect to exchange-traded derivatives, there is less counterparty risk, because generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the reasonably believes are capable of performing under the contract.
•Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.
•Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. The Fund might be required by applicable regulatory requirements to make margin payments when taking positions in derivative instruments involving obligations to third parties. If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.
With regard to the Funds, the Adviser will claim relief from the definition of commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Adviser may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options, or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the Shares of a Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options, or swaps. It is expected that the Funds will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate a Fund as a regulated commodity pool pursuant to the Adviser’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy.
Futures and Options. Futures contracts and options may from time to time be used by the Funds to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. The Funds will not use futures or options for speculative purposes.
Risk of Futures and Options. There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time
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when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.
There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to its underlying index if the index underlying the futures contract differs from the underlying index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Fund may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.
Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.
Upon entering into a futures contract, the Fund will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”
At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures
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contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.
A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.
Options. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option becomes contractually obligated to take the opposite futures position specified in the option.
Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV per Share of the Fund.
The Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
The Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writer of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the writer were required to take such a position, it could bear substantial losses. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share, also known as the "strike price," less the premium received from writing the put.
Swaps. The Funds may enter into swap agreements, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.
OTC swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although OTC swap agreements entail the risk that a party will default on its payment obligations thereunder, the Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.
The use of such swap agreements involves certain risks. For example, if the counterparty, under a swap agreement, defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays.
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The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the eventual clearing and exchange-trading of many standardized OTC derivative instruments that the CFTC and Securities and Exchange Commission (“SEC”) recently defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available Funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Exchange trading is expected to increase liquidity of swaps trading.
In addition, with respect to cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.
The Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Fund can enter into a new trade, market conditions may become less favorable to the Fund.
The Adviser will continue to monitor developments regarding trading and execution of cleared swaps on exchanges, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements and the costs and risks associated with such investments.
U.S. Federal Tax Treatment of Futures Contracts. The Fund may be required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts or options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts or options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts or options contracts to the extent of any unrecognized gains on related positions held by the Fund.
In order for the Fund to continue to qualify for U.S. federal income tax treatment as a “regulated investment company” under Section 851 of the Code, at least 90% of the Fund’s gross income for a taxable year must be derived from qualifying sources, including, dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts or options contracts will be considered gain from the sale of securities and, therefore, will be qualifying income for purposes of the 90% requirement.
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The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for U.S. federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions and certain options contracts. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments, and shareholders are advised on the nature of the distributions.
Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and, therefore, increase its volatility. There is no guarantee that the Fund leveraging strategy will be successful. The Fund cannot guarantee that the use of leverage will produce a high return on an investment. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.
EQUITY SECURITIES. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.
An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, cyber or banking crises.
All countries are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities - A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
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Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Smaller Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, public health, cyber, or economic developments than securities of larger-capitalization companies. The securities of small- and mid- capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Tracking Stocks — The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable to the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).
The Funds may use ETFs to help replicate their respective indexes. By way of example, ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sectors; or market ETFs that invest in debt securities from a select sector of the economy (e.g., Treasury securities) a single industry or related industries; other types of ETFs continue to be developed and the Funds may invest in them to the extent consistent with their investment objectives, policies and restrictions. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs.
ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index-based ETF’s objective is to track the performance of a specified index. Index based ETFs invest in a securities portfolio that includes substantially all of the securities in substantially the same amount as the securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.
Unless permitted by the 1940 Act or a rule issued by the SEC (see “Investment Companies” below for more information), the Funds’ investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies.
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EXCHANGE-TRADED NOTES. The Funds may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, a Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on a Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.
FIXED INCOME SECURITIES. The Funds may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security.
Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.
Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. In the event of a bond being called, the Adviser or applicable Sub-Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Funds.
Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.
Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a Fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years – the duration. Effective duration takes into account call features and sinking Fund prepayments that may shorten the life of a debt security. A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.
When investing in fixed income securities, the Funds may purchase securities regardless of their rating, including fixed income securities rated below investment grade – securities rated below investment grade are often referred to as high yield securities or “junk bonds.” High yield securities or “junk bonds,” are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted companies) and involve special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility, and may be less liquid than higher rated fixed income securities. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment of principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment in the high yield security. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on a Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and
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liquidity of high yield securities especially in a thinly traded market. The following risks apply to FLRT’s investments in fixed income securities:
Creditor Liability and Participation on Creditors’ Committees. Generally, when the Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If the Fund is a creditor of an issuer it, may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with other actions, such as amendments, waivers, exchanges, or refinancing transactions, brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. The Fund’s participation in, or exclusion from, such transactions could result in the Fund holding obligations that are structurally or contractually subordinated, less liquid, or worth less than the obligations previously held. Further, participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when its Adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund. Further, the Adviser or Sub-Adviser has the authority to represent the Trust, or the Fund, on creditors’ committees or similar committees and generally with respect to challenges related to the securities held by the Fund relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.
Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.
Asset-Backed Securities. The Fund may invest in asset-backed securities (“ABSs”), which are bonds backed by pools of loans or other receivables. ABSs are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABSs are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABSs include various forms of credit enhancement. Some ABSs, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABSs also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABSs have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABSs are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment. Consistent with the Fund’s investment objectives and policies, the Adviser also may invest in other types of ABSs.
Bank Loans. Bank loans (also known as floating rate loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. In addition, a significant portion of floating rate loans may be “covenant lite” loans that may contain fewer or less restrictive covenants on the borrower or may contain other borrower-friendly characteristics. The Fund’s investment in loans may take the form of a participation or an assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary.
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For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
Bank Obligations. Bank obligations may include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets. Subject to the Trust's limitation on concentration, as described in the "Investment Restrictions" section below, there is no limitation on the amount of the Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.
Below Investment-Grade Debt Securities. The Fund may invest in below investment-grade securities. Below investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or (“Moody’s”) lower than BBB- by Standard & Poor's (“S&P”) or are determined to be of comparable quality by the Fund’s Sub-Adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.
Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of the Fund Sub-Adviser in managing the Fund’s high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.
Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.
The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund investing in such securities may incur additional expenses to seek recovery.
The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high yield
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security or the price at which the Fund could sell a high yield security, and could adversely affect the daily NAV of Fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
The Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase. However, its Sub-Adviser will monitor the investment to determine whether continued investment in the security is in the best interest of shareholders.
Collateralized Bond Obligations, Collateralized Loan Obligations, and Other Collateralized Debt Obligations. The Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment-grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.
For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment-grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Fund as illiquid securities, however, an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund Prospectus (e.g., fixed income risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including, but are not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, and (iv) the possibility that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Commercial Paper. The Fund may invest in commercial paper. Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody’s.
Corporate Debt Securities. The Fund may invest in corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally be dependent on independent credit analysis or fundamental analysis performed by the Fund’s Adviser or Sub-Adviser. The Fund may invest in all grades of corporate debt securities, including below investment-grade securities, as discussed below. See Appendix A for a description of corporate bond ratings. The Fund also may invest in unrated securities.
Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.
Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper
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issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.
Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
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Structured Notes. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or the Secured Overnight Funding Rate (“SOFR”)), referenced bonds, and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of such factor(s) may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.
Unrated Debt Securities. The Fund may invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
Zero Coupon Bonds. The Fund may invest in U.S. Treasury zero coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their un-matured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds, which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of STRIPS. While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.
Collateral Risk. A loan may not be fully collateralized and can decline significantly in value. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, loans held by the Fund may not be considered securities and, therefore, purchasers, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Counterparty Risk. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments exposes the Funds to risks that are different than those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.
Credit Risk. Credit risk is the risk that the Fund could lose money if an issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The Fund is also subject to the risk that its investment in a debt instrument could decline because of concerns about the issuer's credit quality or perceived financial condition. Fixed income securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.
High Yield Securities Risk. Securities rated “BB” or below by S&P or “Ba” or below by Moody's are known as high yield securities and are commonly referred to as “junk bonds.” Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high yield issuers is more complex than for higher-rated securities, making it more difficult for the Sub-Adviser to accurately predict risk. There is a greater risk with
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high yield fixed income securities that an issuer will not be able to make principal and interest payments when due. If the Fund pursues missed payments, there is a risk the Fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these securities are generally considered to be speculative.
Income Risk. The market value of fixed income investments changes in response to interest rate changes and other factors. The Fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities in lower-yielding securities. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity.
Interest Rate Risk. The values of fixed rate debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund’s shares. Interest rate risk is generally greater for investments with longer maturities. Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
Other Floating Rate Loan Risks. Floating rate loans generally are subject to restrictions on transfer, and the Fund may be unable to sell its bank loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. The Fund may find it difficult to establish a fair value for loans it holds. Further, the trading market for floating rate loans could be impacted by regulatory action or reforms around the manner in which floating interest rates are determined. If a published rate is unavailable, the rate of interest on a floating rate loan could effectively become fixed, which would in turn adversely affect the value of the floating rate loan. In addition, floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.
If the Fund acquires a participation in a loan, the Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower's principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.
Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. A loan may also be in the form of a bridge loan, which are designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A borrower's use of a bridge loan involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.
Floating rate loans, like other debt securities, may be paid off early if the issuer of a security can repay principal prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.
A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower's collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could
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subordinate such senior loans to presently existing or future indebtedness of the borrower, or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect the Fund’s performance. To the extent the Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower's capital structure and possible unsecured status.
The loans in which the Fund will invest will generally be secured and senior to other indebtedness of the borrower. Each loan generally will be secured by collateral such as accounts receivable, inventory, equipment, real estate, intangible assets such as trademarks, copyrights and patents, and securities of subsidiaries or affiliates. Collateral also may include guarantees or other credit support by affiliates of the borrower. The value of the collateral generally will be determined by reference to financial statements of the borrower, by an independent appraisal, by obtaining the market value of such collateral, in the case of cash or securities if readily ascertainable, or by other customary valuation techniques considered appropriate by the Adviser or Sub-Adviser. The value of collateral may decline after the Fund’s investment, and collateral may be difficult to sell in the event of default. Consequently, the Fund may not receive all the payments to which it is entitled. The loan agreement may or may not require the borrower to pledge additional collateral to secure the senior loan if the value of the initial collateral declines. In certain circumstances, the loan agreement may authorize the agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the lenders. By virtue of their senior position and collateral, senior loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower's collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means senior loans generally are repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. To the extent that the Fund invests in unsecured loans, if the borrower defaults on such loan, there is no specific collateral on which the lender can foreclose. If the borrower defaults on a subordinated loan, the collateral may not be sufficient to cover both the senior and subordinated loans. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
Senior loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a senior loan. Agents typically are paid fees by the borrower for their services.
The agent is responsible primarily for negotiating the loan agreement which establishes the terms and conditions of the senior loan and the rights of the borrower and the lenders. The agent is paid a fee by the borrower for its services. The agent generally is required to administer and manage the senior loan on behalf of other lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. The agent may rely on independent appraisals of specific collateral. The agent need not, however, obtain an independent appraisal of assets pledged as collateral in all cases. The agent generally also is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing a senior loan. The Fund normally relies on the agent to collect principal of and interest on a senior loan. The Fund also relies in part on the agent to monitor compliance by the borrower with the restrictive covenants in the loan agreement and to notify the Fund (or the lender from whom the Fund has purchased a participation) of any adverse change in the borrower's financial condition. Insolvency of the agent or other persons positioned between the Fund and the borrower could result in losses for the Fund.
Loan agreements may provide for the termination of the agent's agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor, with respect to an assignment interpositioned between the Fund and the borrower, become insolvent or enter FDIC receivership or bankruptcy, any interest in the senior loan of such person and any loan payment held by such person for the benefit of the Fund should not be included in such person's or entity's bankruptcy estate. If, however, any such amount were included in such person's or entity's bankruptcy estate, the fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, the fund could experience a decrease in its NAV.
Most borrowers pay their debts from cash flow generated by their businesses. If a borrower’s cash flow is insufficient to pay its debts, it may attempt to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in a bankruptcy proceeding, access to collateral may be limited by bankruptcy and other laws. If a court decides that access to collateral is limited or void, the fund may not recover the full amount of principal and interest that is due.
A borrower must comply with certain restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of principal and interest, these covenants may include restrictions on the payment of dividends and other
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distributions to the borrower’s shareholders, provisions requiring compliance with specific financial ratios, and limits on total indebtedness. The agreement also may require the prepayment of the loans from excess cash flow. A breach of a covenant that is not waived by the agent (or lenders directly) is normally an event of default, which provides the agent and lenders the right to call for repayment of the outstanding loan.
In the process of buying, selling and holding senior loans, the fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. Facility fees are paid to lenders when a senior loan is originated. Commitment fees are paid to lenders on an ongoing basis based on the unused portion of a senior loan commitment. Lenders may receive prepayment penalties when a borrower prepays a senior loan. Whether the fund receives a facility fee in the case of an assignment, or any fees in the case of a participation, depends on negotiations between the Fund and the lender selling such interests. When the fund buys an assignment, it may be required to pay a fee to the lender selling the assignment, or to forgo a portion of interest and fees payable to the Fund. Occasionally, the assignor pays a fee to the assignee. A person selling a participation to the fund may deduct a portion of the interest and any fees payable to the Fund as an administrative fee.
Notwithstanding its intention in certain situations not to receive material, non-public information with respect to its management of investments in loans, the Adviser or the Sub-Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite the Adviser’s or the Sub-Adviser’s efforts to avoid such possession, but in other instances the Adviser or the Sub-Adviser may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). The Adviser’s or the Sub-Adviser's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the Adviser's or the Sub-Adviser's ability to trade could have an adverse effect on the fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the Fund's ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for the Fund to raise cash to pay investors when they redeem their shares in the Fund. The Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders. These actions may impact the Fund’s performance (in the case of holding cash or selling securities) or increase the Fund’s expenses (in the case of borrowing).
It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to the Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, the Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, the Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.
Some covenant lite loans may be in the market from time to time which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer.
Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.
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Prepayment/Extension Risk. Floating rate loans are also subject to prepayment risk (also called extension risk). Borrowers may pay off their loans sooner than expected particularly when interest rates are falling. The Fund investing in such securities will be forced to reinvest this money at lower yields, which can reduce the Fund’s returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Pre-payment and call risk typically occur when interest rates are declining. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates.
FIXED-INCOME SECURITIES RATINGS. Nationally recognized statistical rating organizations (together, rating agency) publish ratings based upon their assessment of the relative creditworthiness of rated fixed-income securities. Generally, a lower rating indicates higher credit risk, and higher yields are ordinarily available from fixed-income securities in the lower rating categories to compensate investors for the increased credit risk. Any use of credit ratings in evaluating fixed-income securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal, typically relying to a large extent on historical data. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect to risk of fluctuations in market value of the fixed-income security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a fixed-income obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, legislation has been enacted in an effort to reform rating agencies. The SEC has also adopted rules to require rating agencies to provide additional disclosure and reduce conflicts of interest, and further reform has been proposed. It is uncertain how such legislation or additional regulation might impact the ratings agencies business and the Adviser’s or Sub-Adviser’s investment process.
Prepayment risk occurs when a fixed-income investment held by a Fund may be repaid in whole or in part prior to its maturity. The amount of prepayable obligations a Fund invests in from time to time may be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers may repay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases a relevant investment at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income. In a period of rising interest rates, prepayments of investments may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Since the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than short-term investments, maturity extension risk could increase the volatility of a Fund. When interest rates decline, the value of an investment with prepayment features may not increase as much as that of other fixed-income securities and, as noted above, changes in market rates of interest may accelerate or delay prepayments and thus affect maturities.
FOREIGN CURRENCY TRANSACTIONS. The Funds may invest directly and indirectly in foreign currencies. The Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis i.e., by entering into forward contracts to purchase or sell foreign currencies). Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. When used for hedging purposes, forward currency contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations.
Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.
•Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.
•Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.
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•Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.
•Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debts.
•Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.
•Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s NAV as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.
The Funds may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.
Currency-Related Derivatives and Other Financial Instruments
The Funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a short-term credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.
A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund or an underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.
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A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency.
A Fund in which it invests may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.
Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. If the Fund enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.
Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.
The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a regulated investment company under the U.S. Internal Revenue Code of 1986, as amended (the “Code”).
ILLIQUID INVESTMENTS. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. The Funds may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund that are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Funds on an ongoing basis. In the event that more than 15% of its net assets are invested in illiquid investments, the Funds, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.
INVESTMENT COMPANIES. The Funds may invest in the securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. To the extent allowed by law or regulation, the Funds may invest their assets in securities of investment companies that are money market funds in excess of the limits discussed above.
The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 under the 1940 Act, which provide an exemption from Section 12(d)(1) that allow the Funds to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s Shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). In addition, the Funds may invest beyond the limits of Section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that the Funds enter into an agreement with the acquired company.
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If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies (“Investing Funds”) in the securities of other registered investment companies, including TRND and HERD. The acquisition of Shares by Investing Funds is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act such as Rule 12d1-4 under the 1940 Act, subject to certain terms and conditions, including that the Investing Fund enter into an agreement with the Funds regarding the terms of the investment.
Investing Funds are not permitted to invest in TRND and HERD beyond the limits set forth in Section 12(d)(1) in reliance on Rule 12d1-4 because TRND and HERD operate as a fund of funds and/or invests a significant portion of its assets in other investment companies. Thus, these Funds are unable to satisfy the terms and conditions of Rule 12d1-4. Accordingly, Investing Funds must adhere to the limits set forth in Section 12(d)(1) when investing in TRND and HERD.
MASTER LIMITED PARTNERSHIPS (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
MLPs are generally treated as partnerships for U.S. federal income tax purposes. When a Fund invests in the equity securities of an MLP or any other entity that is treated as a partnership for U.S. federal income tax purposes, a Fund will be treated as a partner in the entity for tax purposes. Accordingly, in calculating a Fund’s taxable income, it will be required to take into account its allocable share of the income, gains, losses, deductions, and credits recognized by each such entity, regardless of whether the entity distributes cash to the Fund. Distributions from such an entity to a Fund are not generally taxable unless the cash amount (or, in certain cases, the fair market value of marketable securities) distributed to a Fund exceeds the Fund’s adjusted tax basis in its interest in the entity. In general, a Fund’s allocable share of such an entity’s net income will increase the Fund’s adjusted tax basis in its interest in the entity, and distributions to a Fund from such an entity and a Fund’s allocable share of the entity’s net losses will decrease the Fund’s adjusted basis in its interest in the entity, but not below zero. A Fund may receive cash distributions from such an entity in excess of the net amount of taxable income a Fund is allocated from its investment in the entity. In other circumstances, the net amount of taxable income a Fund is allocated from its investment in such an entity may exceed cash distributions received from the entity. Thus, a Fund’s investments in such an entity may lead a Fund to make distributions in excess of its earnings and profits, or a Fund may be required to sell investments, including when not otherwise advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.
Depreciation or other cost recovery deductions passed through to a Fund from any investments in MLPs in a given year will generally reduce a Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to a Fund’s shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held Shares in a Fund at the time the deductions were taken, and even though those shareholders may not have corresponding economic gain on their Shares at the time of the recapture. To distribute recapture income or to fund redemption requests, a Fund may need to liquidate investments, which may lead to additional taxable income.
MONEY MARKET INSTRUMENTS. The Funds may invest a portion of their assets in high-quality money market instruments or in money market mutual funds on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund or money market mutual fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
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MORTGAGE-RELATED SECURITIES (FLRT Only). The Funds may invest in mortgage-related and asset-backed securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” A Fund also may invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).
The 2008 financial downturn, particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment, adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors have caused certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. government will take action to support the mortgage-related securities industry, as it has in the past, should the economy experience another downturn. Further, future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that a Fund could realize losses on mortgage-related securities.
Mortgage Pass-Through Securities
The Funds may invest in mortgage pass-through securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Agency Mortgage-Related Securities
The Funds may invest in agency mortgage-related securities. The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly owned United States government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the United States government) include the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae is a government-sponsored corporation. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the United States government. Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for
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residential housing. It is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States government.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase a limited amount of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. The SPAs contain various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Please see "U.S. Government Securities" for additional information on these agreements.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac's assets available therefor.
In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
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In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to Ginnie Mae, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers, (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis, and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.
Collateralized Mortgage Obligations (“CMOs”)
The Funds may invest in CMOs, which are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams.
CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the prepayment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches-known as support bonds, companion bonds or non-PAC bonds which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, its Adviser may invest in various tranches of CMO bonds, including support bonds.
Commercial Mortgage-Backed Securities
The Funds may invest in commercial mortgage-backed securities, which include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities
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The Funds may invest in other mortgage-related securities, which include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals
The Funds may invest in CMO residuals, which are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities — Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (“Securities Act”). CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund’s limitations on investment in illiquid securities.
Adjustable Rate Mortgage-Backed Securities (“ARMBSs”)
The Funds may invest in ARMBSs, which have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Funds to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Stripped Mortgage-Backed Securities (“SMBSs”)
The Funds may invest in SMBS, which are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the
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Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
NON-U.S. SECURITIES. The Funds may invest in non-U.S. securities. Investments in non-U.S. securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to political, social, or economic instability. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Other risks of investing in such securities include political, social, or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Because foreign exchanges may be open on days when the Funds do not price their Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Funds. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Funds to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Funds’ ability to repatriate investment income or capital and thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.
Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.
Investments in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Canada is a major producer of commodities such as zinc, uranium, forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
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Investments in China and Hong Kong. Investing in ADRs with underlying shares organized, listed or domiciled in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) higher rates of inflation; (vi) controls on foreign investment and limitations on repatriation of invested capital; (vii) greater governmental involvement in and control over the economy; (viii) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (ix) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (x) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China where, for example, the Public Company Accounting Oversight Board (“PCAOB”) lacks access to inspect PCAOB-registered accounting firms; (xi) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiii) the fact that the settlement period of securities transactions in foreign markets may be longer; (xiv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xv) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvi) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xvii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xviii) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.
China is also vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact China’s economy and could affect the economies of its trading partners.
After many years of steady growth, the growth rate of China’s economy had slowed prior to 2020. Although this slowdown was to some degree intentional, the slowdown also slowed the once rapidly growing Chinese real estate market and left local governments with high debts with few viable means to raise revenue, especially with the fall in demand for housing. In the first quarter of 2021, however, as China recovered from the COVID-19 pandemic, these trends reversed as China’s economy grew over 18% on a year-over-year basis and demand grew within the Chinese real estate market. It remains unclear though whether these trends will continue given global economic uncertainties caused by trade relations and fears that the Chinese real estate market may be overheating. Recently, limited growth and companies’ ability to pay down debt has impacted China’s economy through rising default rates, specifically among real estate developers.
Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV. These and other factors could have a negative impact on the Fund’s performance.
Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
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The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU agreed to a trade deal in December 2020, certain post-EU arrangements, such as those relating to the offering of cross-border financial services and sharing of cross-border data, have yet to be reached and the EU’s willingness to grant equivalency to the UK remains uncertain. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, either during a transitional period or more permanently, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of the Fund’s investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Investments in Japan. A significant portion of a Fund’s assets may be invested in Japanese securities. To the extent a Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Investments in Russia and other Eastern European Countries. Many formerly communist, eastern European countries have experienced significant political and economic reform over the past decade. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. Investments in these countries are particularly subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies and the risk of nationalization or expropriation of assets, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, unpredictable taxation, the imposition of capital controls and/or foreign investment limitations by a country and the imposition of sanctions on an Eastern European country by other countries, such as the United States. Adverse currency exchange rates are a risk, and there may be a lack of available currency hedging instruments.
These securities markets, as compared to U.S. markets, have significant price volatility, less liquidity, a smaller market capitalization and a smaller number of exchange-traded securities. A limited volume of trading may result in difficulty in obtaining accurate prices and trading. There is little publicly available information about issuers. Settlement, clearing, and registration of securities transactions are subject to risks because of insufficient registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of shares. It is possible that a Fund's ownership rights could be lost through fraud or negligence. While applicable regulations may impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.
Political risk in Russia remains high, and steps that Russia may take to assert its geopolitical influence may increase the tensions in the region and affect economic growth. Russia’s economy is heavily dependent on exportation of natural resources, which may be particularly vulnerable to economic sanctions by other countries during times of political tension or crisis.
In response to recent political and military actions undertaken by Russia, the United States and certain other countries, as well as the European Union, have instituted economic sanctions against certain Russian individuals and companies. The political and economic situation in Russia, and the current and any future sanctions or other government actions against Russia, may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact a Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive, or deliver those securities. Both the current and potential future sanctions or other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact a Fund. Any or all of these potential results could lead Russia’s economy into a recession.
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Investments in South Korea. The South Korean government has historically imposed significant restrictions and controls on foreign investors. As a result, the Funds may be limited in their investments or precluded from investing in certain South Korean companies, which may adversely affect the performance of the Funds. Investments by the Funds in the securities of South Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in South Korea, and changes in South Korean law or regulations. In addition, there is the possibility of the imposition of currency-exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the South Korean securities held by the Funds. Political instability and/or military conflict involving North Korea may adversely affect the value of the Funds’ assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. There may be less publicly available information about a South Korean company than about a U.S. company. Brokers in South Korea may not be as well capitalized as those in the U.S., so that they may be more susceptible to financial failure in times of market, political or economic stress. Additionally, South Korean accounting, auditing and financial reporting standards and requirements differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a South Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could adversely affect investments in South Korea.
Investments in Taiwan. Investments in Taiwanese issuers may subject a Fund to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. The Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, and the United States. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may cause an adverse impact on the Taiwanese economy.
OTHER SHORT-TERM INSTRUMENTS. In addition to repurchase agreements, a Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser, or Sub-Adviser as applicable; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, or Sub-Adviser as applicable, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
REAL ESTATE SECTOR. Companies in the real estate sector include companies that invest in real estate, such as a REIT or a real estate holding company (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other
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capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to length and expense, foreclosure proceedings may not fully uphold the validity of all of the terms of the applicable loan. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have high risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Liquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a
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major impact on real estate. In addition, quarterly compliance with regulation limiting the proportion of asset types held by a REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments.
REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cashflow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cashflow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed- upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be
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subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.
REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.
Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide a Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.
SHORT SALES (FLRT only). The Fund may engage regularly in short sales transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. Any short sales conducted by the Fund will comply with the requirements of Rule 18f-4 of the 1940 Act.
TAX RISKS. As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Certain Funds invest in partnerships that elect to be classified as corporations for U.S. federal income tax purposes. Such entities are required to pay U.S. federal income tax on its taxable income. This has the effect of reducing the amount of cash available for distribution to a Fund, which may result in a reduction of the value of your investment in the Fund, as compared to if such entity were not taxed as a corporation.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
U.S. GOVERNMENT SECURITIES. A Fund may invest in U.S. government securities to the extent consistent with its investment objective and strategies. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities in which the fund may invest, such as those issued by Fannie Mae and Freddie Mac may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities held by the fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
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As agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).
To the extent a Fund invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, there is a possibility that such guarantee may be discontinued or modified at a later date.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008‑2009 financial downturn and is expected to grow even greater as a result of efforts to support the U.S. economy during the COVID-19 pandemic beginning in 2020. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected. Increased government spending in response to COVID-19 can cause the national debt to rise higher, which could heighten these associated risks.
FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.
INVESTMENT LIMITATIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
Except with the approval of a majority of the outstanding voting securities, each Fund may not:
1.Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent that its Index concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, repurchase agreements collateralized by U.S. government securities and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
In addition, except with the approval of a majority of the outstanding voting securities, each Fund (other than FLRT) may not:
1.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
2.Make loans, except to the extent permitted under the 1940 Act.
3.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
4.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
5.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
6.Each Diversified Fund will not, with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities
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of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).
With respect to FLRT, the Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
Under these restrictions:
1.FLRT may not make loans, except that the Fund may: (i) lend portfolio securities; (ii) enter into repurchase agreements; (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) participate in an interfund lending program with other registered investment companies;
2.FLRT may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;
3.FLRT may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;
4.FLRT may not purchase or sell real estate, except that the Fund may: (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;
5.FLRT may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act, in the disposition of restricted securities or in connection with its investments in other investment companies;
6.FLRT may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; and
7.FLRT may not purchase any security if, as a result of that purchase, more than 25% of the Fund net assets would be invested in securities of issuers having their principal business activities in the same industry or group of industries. This limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
8.With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non-fundamental restrictions, which may be changed without a shareholder vote.
1.Each Fund will not hold illiquid investments in excess of 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
2.Under normal circumstances, at least 80% of PTBD’s net assets, plus borrowings for investment purposes, will be invested in bonds denominated in U.S. dollars.
3.Under normal circumstances, ALTL and PALC will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large cap companies. The Fund considers a company to be a “large cap company” at the time of purchase if it was included in the S&P 500 at any time within the prior twelve months.
4.Under normal circumstances, PAMC will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid cap companies. The Fund considers a company to be a “mid cap company” at the time of purchase if it was included in the S&P MidCap 400 at any time within the prior twelve months.
5.Under normal circumstances, ROOM will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies in the hotel and lodging real estate sector. The Fund defines the hotel and lodging real
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estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing hotels, motels, resorts, or other lodging properties that rent space to guests.
6.Under normal circumstances, PAD will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the apartments and residential real estate sector. The Fund defines the apartments and residential real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing apartment buildings, student housing, manufactured homes, and single-family homes.
7.Under normal circumstances, RXRE will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies in the healthcare real estate sector. The Fund defines the healthcare real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing healthcare real estate (e.g., senior living facilities, hospitals, medical office buildings, skilled nursing facilities).
8.Under normal circumstances, INDS will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies the industrial real estate sector. The Fund defines the industrial real estate sector as consisting of companies that derive at least 50% of their revenues or profits from owning or managing land or buildings used for industrial purposes (e.g., warehouses, distribution facilities, storage or self-storage facilities).
9.Under normal circumstances, SRVR will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in Data and Infrastructure Real Estate Companies and Power Generation Companies. The Fund defines Data and Infrastructure Real Estate Companies as U.S. and global companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure sectors. The Fund defines Power Generation Companies as U.S. and global companies that generate at least 50% of their revenues from activities that make use of small modular reactors (SMRs), nuclear power, power infrastructure and energy systems, or digital infrastructure and connectivity systems.
10.Under normal circumstances, FLRT will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans and other adjustable rate securities. Other adjustable rate securities will typically include collateralized loan obligations, asset-backed securities, and commercial mortgage backed securities (collectively, “Adjustable Rate Securities”). The Fund may not purchase any security if, as a result of that purchase, more than 25% of the Fund net assets would be invested in securities of issuers having their principal business activities in the same industry or group of industries. This limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
11.Under normal circumstances, at least 80% of the SHPP’s net assets (plus any borrowings for investment purposes) will be invested in companies in Industrials and Logistics companies.
12.Under normal circumstances, COWG will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large cap companies that are principally traded in the United States. The Fund considers a company to be a “large cap company” at the time of purchase if it was included in the Russell 1000 Index at any time within the prior twelve months.
13.Under normal circumstances, CAFG will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small cap companies that are principally traded in the United States. The Fund considers a company to be a “small cap company” at the time of purchase if it was included in the S&P SmallCap 600® Index at any time within the prior six months.
14.Under normal circumstances, QQQG will seek to invest at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) in growth securities (i.e., the component securities of the Index).
15.With the exception of PTNQ, PWS, ROOM, RXRE, INDS, SRVR, PAD, PALC, ALTL, PAMC, and PTBD, each Fund has adopted a policy to invest, under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) in the component securities of its Index. In addition to investments in the component securities of the applicable Index, the following investments will count towards such 80% policy:
i.investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts);
ii.ETFs that seek to track the performance of some or all of the component securities of the applicable Index in the same approximate weight as such component securities; and
iii.if one or more component securities are other ETFs (“Underlying ETFs”), the underlying holdings of such Underlying ETFs in the same approximate weight as such holdings are assigned in the applicable Underlying ETF, adjusted to reflect
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the weight of such Underlying ETF in the Fund’s Index (i.e., a Fund that is a fund-of-funds may invest in either the Underlying ETFs comprising the Fund’s Index or directly in such Underlying ETFs’ underlying holdings).
16.PEXL has adopted a policy to invest, under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in the component securities of its Index. In addition to investments in the component securities of the applicable Index, the following investments will count towards such 80% policy:
i.investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts);
ii.ETFs that seek to track the performance of some or all of the component securities of the applicable Index in the same approximate weight as such component securities; and
iii.if one or more component securities are other ETFs (“Underlying ETFs”), the underlying holdings of such Underlying ETFs in the same approximate weight as such holdings are assigned in the applicable Underlying ETF, adjusted to reflect the weight of such Underlying ETF in the Fund’s Index (i.e., a Fund that is a fund-of-funds may invest in either the Underlying ETFs comprising the Fund’s Index or directly in such Underlying ETFs’ underlying holdings).
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except with respect to the borrowing of money. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board of Trustees has adopted a policy regarding the disclosure of information about the Funds’ security holdings. As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of an Order of the SEC applicable to the Funds, regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of each Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.
The Funds will disclose on their website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.
Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.PacerETFs.com. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.
The Trust’s portfolio holdings policy provides that neither the Funds nor their Adviser, Sub-Advisers, distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s non-public actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any commingled fund portfolio which contains identical holdings as the Fund. Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on a Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.
Under the policy, each business day each Fund’s portfolio holdings information will be provided to the distributor or other agent for dissemination through the facilities of the NSCC and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or
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analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market. The distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the distributor to purchase and redeem large blocks of Shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Funds offer and redeem Shares.
Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances. Third-party recipients will be required to keep all portfolio holdings information confidential and prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s President or one of the principal officers of the Adviser. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell Shares of a Fund) only upon approval by the Trust’s President or one of the principal officers of the Adviser, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holding information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the Trust’s President or one of the principal officers of the Adviser.
CONTINUOUS OFFERING
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Trust’s Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are affecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by a Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
Like most ETFs, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Sub-Advisers, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, in an attempt to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser, or applicable Sub-Adviser, is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment
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limitations for the Fund. Additionally, the Adviser and Sub-Advisers provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and the Sub-Adviser, and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, on an annual basis, (following the initial two-year period for new Funds), in connection with its consideration of whether to renew the Investment Advisory Agreements with the Adviser, and Sub-Advisory Agreements with the Sub-Advisers, the Board meets with the Adviser and/or Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer, as well as personnel of the Adviser, provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, Sub-Advisers, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board and Officers of the Trust. There are four members of the Board of Trustees (each, a “Trustee”), three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Joe M. Thomson serves as Chairman of the Board, and Deborah G. Wolk serves as the Trust’s Lead Independent Trustee. The Lead Independent Trustee may preside at meetings, participate in formulating agendas for meetings, and/or coordinate with management to serve as a liaison between the Independent Trustees and management on matters. The Board of Trustees is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
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The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. Each Committee is chaired by an Independent Trustee and composed of Independent Trustees.
The Audit Committee is comprised of all of the Independent Trustees. The function of the Audit Committee is to review the scope and results of the annual audit of the Funds and any matters bearing on the audit or a Fund’s financial statements and to help ensure the integrity of the Funds’ financial reporting. The Audit Committee also recommends to the Board of Trustees the annual selection of the independent registered public accounting firm for the Funds and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm. During the fiscal year ended April 30, 2026, the Audit Committee met four times.
The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Committee meets on an as needed basis. The Nominating Committee will accept and review shareholder nominations for Trustees, which may be submitted to the Trust by sending the nomination to the Trust’s Secretary, c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355. During the fiscal year ended April 30, 2026, the Nominating Committee met one time.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	77	0
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	77	0
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Retired. Accountant, BluFish Designs (2011-2023)	77	0
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	President and CEO, Delaware Life Marketing (distribution) (since 2023), Founder/President, Developing the Next Leaders, Inc. (consulting) (2016-2023)	77	0
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of each Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Thomson should serve as Trustee because of the experience he has gained as Founder and President of Pacer Advisors, Inc., Pacer Financial, Inc., and in his past roles with various registered broker-dealers and investment management firms. In addition, he holds the Certified Financial Planner® (CFP®), Chartered Life Underwriter® (CLU®), Chartered Financial Consultant® (ChFC®), and Chartered Mutual Fund Counselor (CMFC®) designations, the Financial Industry Regulatory Authority (“FINRA”) General Principal’s license, and the Pennsylvania Life & Annuity Insurance license.
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The Trust has concluded that Ms. Wolk should serve as Trustee because of her experience in accounting services and computer modeling expertise to small business clients, as well as her prior positions in the corporate finance field. In addition, she holds the Chartered Financial Consultant® (ChFC®) designation. The Trust believes that Ms. Wolk’s extensive experience in accounting and finance provides an appropriate background in areas applicable to investment company oversight.
The Trust has concluded that Ms. Sagendorph should serve as Trustee because of her experience in the financial services industry as a comptroller of a financial marketing and wholesaling firm, as well as her experience providing accounting services to a small business client. The Trust believes that Ms. Sagendorph’s extensive experience in accounting and finance provides an appropriate background in areas applicable to investment company oversight.
The Trust has concluded that Mr. Lake should serve as Trustee because of his experience in the financial services industry. The Trust believes that Mr. Lake’s business acumen and understanding of financial issues provide an appropriate background in areas applicable to investment company oversight.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.
Principal Officers of the Trust. The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Executive Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Liam Clarke Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1996	Chief Compliance Officer and AML Officer	Indefinite Term; since 2023	Director, Vigilant, (since 2021); Financial Services Assurance Experienced Associate, PricewaterhouseCoopers, (2018-2021)

Fund Shares Owned by Board Members. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.
As of December 31, 2025, Mr. Thomson owned between $50,000 - $100,000 of Shares of ALTL and over $100,000 of Shares of each of COWG, CAFG, TRFK, BUL, QQQG, PATN, PIEL, PTNQ, COWZ, CALF, and PEXL. No other Trustee owned Shares of the Funds as of December 31, 2025.
Board Compensation. Independent Trustees are paid by the Adviser from the unified management fee paid to the Adviser and not by the Funds. The Independent Trustees each receive a per meeting trustee fee of $2,500, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with attendance at Board meetings, a $500 fee for any committee or special Board meeting attended, an annual retainer fee of $10,000 per year, and an additional retainer of $500 for each committee chair. The Trust has no pension or retirement plan. No officer, director or employee of the Adviser, including Mr. Thomson, receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Funds’ fiscal year ended April 30, 2026. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.
46

Name	Aggregate Compensation From Each Fund	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Joe M. Thomson	$0	$0
Independent Trustees
Deborah G. Wolk	$0	$38,000
Jane K. Sagendorph	$0	$31,000
Colin C. Lake	$0	$38,648
Control Persons and Principal Holders of Securities. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of August 3, 2026, the Trustees and officers, as a group, owned approximately 7.6% of CAFG, 5% of GLBL, 10.2% of QQQG, and less than 1% of the Shares of the other Funds. As of August 3, 2026, the following shareholders were considered to be a principal shareholder of the Funds:

Pacer Trendpilot® US Large Cap ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	16.11%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	13.69%	Record
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	12.72%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	10.95%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	10.83%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	9.57%	Record
Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	7.60%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	6.90%	Record
47

Pacer Trendpilot® US Mid Cap ETF
Name and Address	% Ownership	Type of Ownership
Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	16.84%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	13.62%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	11.29%	Record
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	10.77%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	8.90%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	8.73%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	8.54%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	7.97%	Record

Pacer Trendpilot® 100 ETF
Name and Address	% Ownership	Type of Ownership
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	13.45%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	12.82%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	11.61%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	11.20%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	10.31%	Record
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	10.15%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	8.63%	Record
Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	8.52%	Record
48

Pacer Trendpilot® European Index ETF
Name and Address	% Ownership	Type of Ownership
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	28.91%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	26.39%	Record
Stifel Nicolaus & Co., Inc. 501 North Broadway Street St. Louis, Missouri 63102	7.56%	Record
Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	7.06%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	6.15%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	5.40%	Record

Pacer Trendpilot® US Bond ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	15.80%	Record
U.S. Bank 60 Livingston Avenue Saint Paul, MN 55107	14.44%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	13.18%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	12.52%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	11.13%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	10.83%	Record
Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	5.77%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	5.51%	Record
49

Pacer Trendpilot® International ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	19.70%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	15.79%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	13.77%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	11.89%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	10.54%	Record
Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	7.67%	Record
U.S. Bank 60 Livingston Avenue Saint Paul, MN 55107	6.82%	Record

Pacer Trendpilot® Fund of Funds ETF
Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	34.49%	Record
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	20.35%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	16.08%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	9.44%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	7.22%	Record
50

Pacer US Cash Cows 100 ETF
Name and Address	% Ownership	Type of Ownership
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	16.66%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	15.96%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	12.44%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	9.24%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	8.21%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	7.06%	Record
Edward Jones 12555 Manchester Road Saint Louis, MO 63131	6.61%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.85%	Record

Pacer US Small Cap Cash Cows ETF
Name and Address	% Ownership	Type of Ownership
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	17.95%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	12.03%	Record
Edward Jones 12555 Manchester Road Saint Louis, MO 63131	10.38%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	9.95%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	8.11%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	7.57%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	6.58%	Record
Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	5.50%	Record
51

Pacer Global Cash Cows Dividend ETF
Name and Address	% Ownership	Type of Ownership
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	16.81%	Record
Edward Jones 12555 Manchester Road Saint Louis, MO 63131	13.08%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	12.77%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	10.93%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	8.93%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	8.29%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	7.24%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.51%	Record

Pacer Developed Markets International Cash Cows 100 ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	19.14%	Record
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	11.29%	Record
Edward Jones 12555 Manchester Road Saint Louis, MO 63131	9.99%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	9.79%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	7.59%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	7.44%	Record
Wells Fargo Clearing Services 2801 Market Street St. Louis, MO 63103-2523	7.34%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	6.89%	Record
52

Pacer Emerging Markets Cash Cows 100 ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	33.94%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	17.39%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	15.97%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	9.20%	Record

Pacer US Large Cap Cash Cows Growth Leaders ETF
Name and Address	% Ownership	Type of Ownership
Edward Jones 12555 Manchester Road Saint Louis, MO 63131	16.17%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	15.79%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	14.26%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	12.86%	Record
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	12.13%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	7.94%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	7.81%	Record

Pacer US Small Cap Cash Cows Growth Leaders ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	31.31%	Record
U.S. Bank 60 Livingston Avenue Saint Paul, MN 55107	28.00%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	13.91%	Record
Vanguard Marketing Corp. 100 Vanguard Blvd Malvern, PA 19355	8.60%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	6.69%	Record
53

Pacer US Cash Cows Growth ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	23.52%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	18.75%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	15.30%	Record
U.S. Bank 60 Livingston Avenue Saint Paul, MN 55107	14.78%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	8.86%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	8.31%	Record

Pacer Cash Cow Fund of Funds ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	22.85%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	22.72%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	22.28%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	14.65%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	7.50%	Record

Pacer US Export Leaders ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	39.60%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	19.22%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	13.39%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	12.82%	Record
Vanguard Marketing Corp. 100 Vanguard Blvd Malvern, PA 19355	7.21%	Record
54

Pacer International Export Leaders ETF
Name and Address	% Ownership	Type of Ownership
Vanguard Marketing Corp. 100 Vanguard Blvd Malvern, PA 19355	75.00%	Record
J.P. Morgan Securities LLC/JPMC 383 Madison Avenue New York, NY 10179	20.57%	Record

Pacer Industrial Real Estate ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	23.49%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	14.56%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	14.00%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	9.42%	Record
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	9.25%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	7.82%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	6.53%	Record

Pacer Data & Infrastructure Real Estate ETF
Name and Address	% Ownership	Type of Ownership
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	24.44%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	13.52%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	12.00%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	10.71%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	8.54%	Record
American Enterprise Investment Services, Inc. 903 3rd Avenue South Minneapolis, MN 55402	7.14%	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard Weehawken, NJ 07086	5.02%	Record
55

Pacer WealthShield ETF
Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	46.01%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	14.93%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	12.71%	Record
Goldman, Sachs & Co., LLC 30 Hudson Street Jersey City, NJ 07302	8.84%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	6.73%	Record

Pacer Lunt Large Cap Alternator ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	18.65%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	16.25%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	11.20%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	10.32%	Record
Merrill Lynch, Pierce, Fenner & Smith, Inc. 101 Hudson Street, 9th Floor Jersey City, NJ 07302-3997	9.92%	Record
Goldman, Sachs & Co., LLC 30 Hudson Street Jersey City, NJ 07302	6.55%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	5.42%	Record
56

Pacer Lunt MidCap Multi-Factor Alternator ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	40.99%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	25.14%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	13.82%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	5.58%	Record

Pacer Lunt Large Cap Multi-Factor Alternator ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	34.00%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	15.61%	Record
American Enterprise Investment Services, Inc. 903 3rd Avenue South Minneapolis, MN 55402	15.56%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	14.82%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	7.00%	Record

Pacer Aristotle Pacific Floating Rate High Income ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	30.92%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	19.74%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	18.11%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	9.40%	Record
Edward Jones 12555 Manchester Road Saint Louis, MO 63131	6.14%	Record
57

Pacer Data and Digital Revolution ETF
Name and Address	% Ownership	Type of Ownership
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	20.05%	Record
Edward D. Jones & Co. 12555 Manchester Road St. Louis, MO 63131	19.10%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	14.11%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	13.65%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	12.23%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	8.17%	Record

Pacer Industrials and Logistics ETF
Name and Address	% Ownership	Type of Ownership
J.P. Morgan Securities LLC/JPMC 383 Madison Avenue New York, NY 10179	46.14%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	20.99%	Record
BofA Securities, Inc. One Bryant Park, 6th Floor New York, NY 10036	16.98%	Record
Citibank N.A. 388 Greenwich Street New York, NY 10013	6.34%	Record

Pacer MSCI World Industry Advantage ETF
Name and Address	% Ownership	Type of Ownership
J.P. Morgan Securities LLC/JPMC 383 Madison Avenue New York, NY 10179	72.54%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	10.89%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	5.83%	Record
Vanguard Marketing Corp. 100 Vanguard Blvd Malvern, PA 19355	5.00%	Record
58

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Name and Address	% Ownership	Type of Ownership
Vanguard Marketing Corp. 100 Vanguard Blvd Malvern, PA 19355	22.74%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	20.70%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	15.11%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	13.75%	Record
RBC Capital Markets, LLC/RBCCM 3 World Financial Center 200 Vesey Street, 9th Floor New York, NY 10281	5.14%	Record

Pacer Nasdaq International Patent Leaders ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	26.21%	Record
LPL Financial Corp. 9785 Towne Center Drive San Diego, CA 92121-1968	22.80%	Record
Pershing, LLC For the Benefit of Its Customers One Pershing Plaza Jersey City, NJ 07399	21.08%	Record
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	11.00%	Record
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	10.80%	Record
59

INVESTMENT ADVISER AND SUB-ADVISERS
Pacer Advisors, Inc. serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Pennsylvania company located at 500 Chesterfield Parkway, Malvern, Pennsylvania 19355. The Adviser is majority owned by Joe M. Thomson.
Pursuant to the Investment Advisory Agreement, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser also arranges for sub-advisory (as applicable), transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Adviser a fee equal to a percentage of the Fund’s average daily net assets, as follows:

Name of Fund	Management Fee
Pacer Trendpilot® US Large Cap ETF	0.60%
Pacer Trendpilot® US Mid Cap ETF	0.60%
Pacer Trendpilot® 100 ETF	0.65%
Pacer Trendpilot® European Index ETF	0.65%
Pacer Trendpilot® US Bond ETF	0.60%
Pacer Trendpilot® International ETF	0.65%
Pacer Trendpilot® Fund of Funds ETF	0.15%
Pacer US Cash Cows 100 ETF	0.49%
Pacer US Small Cap Cash Cows ETF	0.59%
Pacer Global Cash Cows Dividend ETF	0.60%
Pacer Developed Markets International Cash Cows 100 ETF	0.65%
Pacer Emerging Markets Cash Cows 100 ETF	0.70%
Pacer US Large Cap Cash Cows Growth Leaders ETF	0.49%
Pacer US Small Cap Cash Cows Growth Leaders ETF	0.59%
Pacer US Cash Cows Growth ETF	0.60%
Pacer Cash Cows Fund of Funds ETF	0.15%
Pacer US Export Leaders ETF1	0.49%
Pacer International Export Leaders ETF1	0.49%
Pacer Hotel & Lodging Real Estate ETF	0.60%
Pacer Apartments & Residential Real Estate ETF	0.60%
Pacer Healthcare Real Estate ETF	0.60%
Pacer Industrial Real Estate ETF2	0.49%
Pacer Data & Infrastructure Real Estate ETF2	0.49%
Pacer WealthShield ETF	0.60%
Pacer CFRA-Stovall Global Seasonal Rotation ETF	0.60%
Pacer Lunt Large Cap Alternator ETF	0.60%
Pacer Lunt MidCap Multi-Factor Alternator ETF	0.60%
Pacer Lunt Large Cap Multi-Factor Alternator ETF	0.60%
Pacer Aristotle Pacific Floating Rate High Income ETF	0.60%
Pacer Data and Digital Revolution ETF3	0.49%
Pacer Industrials and Logistics ETF	0.60%
Pacer MSCI World Industry Advantage ETF	0.65%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	0.49%
Pacer Nasdaq International Patent Leaders ETF	0.65%
*Effective August 29, 2025, the management fee for the Fund has been reduced from 0.60% to 0.49%.
**Effective August 1, 2025, the management fee for the Fund has been reduced from 0.60% to 0.49%.
***Effective August 1, 2026, the management fee for the Fund has been reduced from 0.60% to 0.49%.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses, if any.
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The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund Shares, and otherwise currently pays all distribution costs for Fund Shares.
The Investment Advisory Agreement, with respect to the Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Funds, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.
The Investment Advisory Agreement with respect to the Funds is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event Shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).
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Management fees paid by the Funds to the Adviser or previous investment adviser, as applicable, for the three most recently completed fiscal years ended April 30 were as follows:

Management Fees Paid for the Fiscal Year Ended April 30,
Name of Fund*	2026		2025		2024
Pacer Trendpilot® US Large Cap ETF	$19,856,616		$18,954,179		$13,982,346
Pacer Trendpilot® US Mid Cap ETF	$2,449,353		$2,530,329		$2,305,346
Pacer Trendpilot® 100 ETF	$8,135,916		$8,453,696		$6,590,916
Pacer Trendpilot® European Index ETF	$232,875		$205,776		$269,191
Pacer Trendpilot® US Bond ETF	$751,095		$1,007,690		$1,148,708
Pacer Trendpilot® International ETF	$1,069,991		$960,254		$909,940
Pacer Trendpilot® Fund of Funds ETF	$84,233		$79,452		$76,582
Pacer US Cash Cows 100 ETF	$94,116,864		$119,347,209		$81,733,134
Pacer US Small Cap Cash Cows ETF	$22,650,703		$48,256,741		$30,298,102
Pacer US Large Cap Cash Cows Growth Leaders ETF	$11,128,962		$2,377,762		$251,991
Pacer US Small Cap Cash Cows Growth Leaders ETF	$112,135		$98,050		$23,329
Pacer US Cash Cows Growth ETF	$590,890		$395,929		$239,650
Pacer Global Cash Cows Dividend ETF	$15,872,395		$12,058,839		$10,482,068
Pacer Emerging Markets Cash Cows 100 ETF	$907,717		$689,171		$495,512
Pacer Developed Markets International Cash Cows 100 ETF	$8,871,142		$8,239,472		$6,099,594
Pacer Cash Cows Fund of Funds ETF	$131,287		$137,509		$108,853
Pacer US Export Leaders ETF	$226,678		$358,954		$251,922
Pacer International Export Leaders ETF	$2,174	**	N/A		N/A
Pacer Hotel & Lodging Real Estate ETF	N/A		N/A		N/A
Pacer Apartments & Residential Real Estate ETF	N/A		N/A		N/A
Pacer Healthcare Real Estate ETF	N/A		N/A		N/A
Pacer Industrial Real Estate ETF	$632,149	***	$1,002,975	***	$1,141,149	***
Pacer Data & Infrastructure Real Estate ETF	$2,100,115	***	$2,398,266	***	$2,941,258	***
Pacer WealthShield ETF	$172,767		$122,520		$149,652
Pacer CFRA-Stovall Global Seasonal Rotation ETF	N/A		N/A		N/A
Pacer Lunt Large Cap Alternator ETF	$643,312		$1,187,662		$2,981,059
Pacer Lunt MidCap Multi-Factor Alternator ETF	$364,564		$391,050		$242,632
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$1,612,445		$2,041,870		$1,544,517
Pacer Aristotle Pacific Floating Rate High Income ETF	$3,374,780		$2,402,137		$927,275
Pacer Data and Digital Revolution ETF	$1,336,043		$273,845		$60,137
Pacer Industrials and Logistics ETF	$12,837		$6,483		$6,257
Pacer MSCI World Industry Advantage ETF	$6,271		$3,374	**	N/A
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$37,528		$7,373	**	N/A
Pacer Nasdaq International Patent Leaders ETF	$172,436		$6,507	**	N/A
*The following Funds had not commenced operations as of the date of this SAI: ROOM, RXRE, PAD, and SZNG.
**The information in the table reflects the period since the Fund’s inception through the fiscal year ended April 30.
*** The information in the table for each of INDS and SRVR reflects the net advisory fee paid to the Adviser for the periods shown.

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Management Fees Paid for INDS and SRVR*
	Gross Advisory Fees Earned	Advisory Fees Waived & Fund Expenses Reimbursed	Net Advisory Paid to Adviser
Pacer Industrial Real Estate ETF
2024	$1,244,890	$(103,741)	$1,141,149
2025	$1,094,155	$(91,180)	$1,002,975
2026	$654,436	$(22,287)	$632,149
Pacer Data & Infrastructure Real Estate ETF
2024	$3,208,645	$(267,387)	$2,941,258
2025	$2,616,290	$(218,024)	$2,398,266
2026	$2,173,077	$(72,962)	$2,100,115
*Until August 25, 2025, pursuant to an operating expense limitation agreement between the Adviser, INDS, and SRVR, the Adviser waived its management fees and/or reimburse expenses to ensure that the total amount of each Fund’s operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) did not exceed 0.55% of each Fund’s average daily net assets. Effective August 29, 2025, SRVR and INDS advisory fee was reduced from 0.60% to 0.49% per annum. As a result, this nullified the operating expense limitation agreement, which called for the 0.05% fee waiver by the Adviser from the previous management fee of 0.60% per annum. This change reduced each Fund’s total annual operating expenses from 0.55% to 0.49% per annum.
Aristotle Pacific Capital, LLC
The Trust, on behalf of the FLRT, and the Adviser have retained Aristotle Pacific Capital, LLC (“Aristotle Pacific”), located at 840 Newport Drive, 7th Floor, Newport Beach, California 92660, to serve as sub-adviser for FLRT. Aristotle Pacific is a subsidiary of Aristotle Capital Management, LLC (“Aristotle Capital”). Aristotle Capital is an investment management organization that specializes in equity and fixed income portfolio management for institutional and advisory clients worldwide.
Pursuant to a Sub-Advisory Agreement between the Adviser and Aristotle Pacific (the “Sub-Advisory Agreement”), Aristotle Pacific is responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Aristotle Pacific is compensated by the Adviser from the management fees paid by FLRT to the Adviser. The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of FLRT, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to FLRT, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to FLRT, by a majority of the outstanding Shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to Aristotle Pacific, or by Aristotle Pacific on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that Aristotle Pacific shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The table below shows management fees paid by the Adviser to Aristotle Pacific in relation to FLRT for the fiscal period/years ended April 30.

Fiscal Period/Year Ended	Sub-Advisory Fee Paid
2024	$189,086
2025	$542,302
2026	$976,625

Vident Advisory, LLC
The Trust, on behalf of PTBD, and the Adviser have retained Vident Advisory, LLC (“VA”) (d/b/a Vident Asset Management), located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, GA 30009, to serve as sub-adviser for PTBD. VA was formed in 2016 and commenced operations and registered with the SEC as an investment adviser in January 2019. VA is majority owned by Vident Capital Holdings, LLC, which is a wholly-owned subsidiary of MM VAM, LLC, which is entirely controlled by Casey Crawford.
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Pursuant to a Sub-Advisory Agreement between the Adviser and VA (the “Sub-Advisory Agreement”), VA is responsible for trading portfolio securities on behalf of PTBD, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of PTBD’s respective Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, VA is compensated by the Adviser from the management fees paid by PTBD to the Adviser.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of PTBD, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to PTBD, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to PTBD, by a majority of the outstanding Shares of PTBD, on not less than 30 days’ nor more than 60 days’ written notice to VA, or by VA on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that VA shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The table below shows management fees paid by the Adviser to VA in relation to PTBD for the fiscal period/years ended April 30.

Fiscal Period/Year Ended	Sub-Advisory Fee Paid
2024	$137,410
2025	$139,991
2026	$109,376

All Funds (except FLRT and PTBD)
Portfolio Managers. Each Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Funds. Bruce Kavanaugh, Executive Vice President of the Adviser, and Danke Wang, CFA, FRM, Head Portfolio Analyst and Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Funds and have served as Fund portfolio managers since each Fund’s inception.
In addition to the Funds, Mr. Kavanaugh and Mr. Wang each co-manage the following other accounts (collectively, the “Other Accounts”) as of April 30, 2026:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	60	$40.02 billion	0	$0
Other Pooled Investment Vehicles	3	$1.32 million	0	$0
Other Accounts	4	$33.64 million	0	$0
Portfolio Managers Compensation. Mr. Kavanaugh and Mr. Wang each receive a fixed salary from the Adviser. Mr. Kavanaugh and Mr. Wang are also eligible for a bonus based on growth of the Adviser’s assets under management that is not based on performance of any accounts.
Portfolio Managers Fund Ownership. As of April 30, 2026, Mr. Kavanaugh owned $1–$10,000 shares of each of GCOW and COWG; $10,001–$50,000 shares of INDS; $50,001–$100,000 shares of each of SRVR, TRFK and PTMC; $100,001–$500,000 shares of COWZ; and $500,001–$1,000,000 of each of PTLC and CALF. As of April 30, 2026, Mr. Wang owned $1–$10,000 shares of each of CAFG, ECOW, PALC, PAMC, PTLC, PATN, and QQQG; and $10,001-$50,000 shares of each of COWZ and COWG.
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FLRT
FLRT is managed by Bob Boyd and Ying Qiu, CFA, each of Aristotle Pacific.
In addition to FLRT, Mr. Boyd and Ms. Qiu each manage the following other accounts as of April 30, 2026:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Bob Boyd
Registered Investment Companies	3	$905.4 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	17	$9.3 billion	11	$4.4 billion
Ying Qiu
Registered Investment Companies	9	$4.9 billion	0	$0
Other Pooled Investment Vehicles	1	$58.6 million	0	$0
Other Accounts	26	$6.4 billion	0	$0
Portfolio Managers Compensation. Compensation. The overall objective of Aristotle Pacific’s portfolio manager compensation program is to attract highly skilled and experienced investment professionals and retain them over the long term. The program consists of multiple components that, collectively, are designed to support these objectives and to reward portfolio managers for their contributions to the success of Aristotle Pacific and its clients.
Base Salary. Portfolio managers receive a fixed base salary that is intended to be competitive in light of the individual’s experience, responsibilities, and the scale and complexity of the role. Base salaries are reviewed at least annually and may be adjusted based on, among other things, an individual’s performance and/or changes in duties and responsibilities.
Annual Bonus / Incentive Compensation. Portfolio managers may be eligible to receive a discretionary year-end bonus determined by senior management. Bonus determinations are based on a combination of quantitative and qualitative factors. Quantitative factors may include, among other things, performance results of relevant portfolios compared to an appropriate benchmark or peers over specified periods and product-based revenue. Qualitative factors may include, among other things, an individual’s contributions to research and investment ideas, teamwork and leadership, client service and retention, risk management and compliance, and overall contributions to firm objectives and profitability.
Equity / Long-Term Incentives. In certain circumstances, selected investment professionals may receive equity or equity-like awards. Equity participation is determined by senior management based on the individual’s contributions to the firm and long-term performance, and is intended to further align incentives with long-term success of Aristotle Pacific and its clients.
Fund vs. Other Accounts. Portfolio manager compensation is not determined on the basis of any single fund or account; the same general compensation framework applies with respect to the Funds and other accounts managed by the portfolio managers, with performance and other metrics evaluated across relevant portfolios based on the individual’s responsibilities.
Differences Across Accounts. Certain non‑registered accounts may have different fee arrangements than the Funds. To the extent a portfolio manager’s responsibilities include accounts with different fee structures, senior management may consider the portfolio manager’s performance and contributions across those accounts consistent with the factors described above.
Portfolio Managers Fund Ownership. As of April 30, 2026, Mr. Boyd owned $100,001 - $500,000 shares of FLRT. Ms. Qiu owned $10,001 - $50,000 shares of FLRT.
PTBD
PTBD is managed by James Iredale, CFA, Jeff Kernagis, CFA, and Dylan Ryder, CFA, each of VA.
In addition to PTBD, Mr. Iredale, Mr. Kernagis, and Ms. Ryder managed the following other accounts as of April 30, 2026, none of which were subject to a performance-based management fee:
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Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts (millions)	Number of Accounts	Total Assets in the Accounts (millions)
Jim Iredale, CFA	3	$946.1 million	1	$31.2 million	484	$917.9 million
Jeff Kernagis, CFA	9	$1.1 billion	1	$31.2 million	0	$0
Devin Ryder, CFA	52	$6.6 billion	6	$268.4 million	0	$0
Portfolio Managers Compensation. Mr. Iredale, Mr. Kernagis and Ms. Ryder each receive a fixed base salary and discretionary bonus that is not tied to the performance of PTBD.
Portfolio Managers Fund Ownership. As of April 30, 2026, Mr. Iredale, Mr. Kernagis and Ms. Ryder did not own any shares of PTBD.
Description of Material Conflicts of Interest. A potential conflict of interest may arise as a result of the portfolio managers’ management of a Fund and Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over a Fund. This conflict of interest may be exacerbated to the extent that the Adviser, Sub-Advisers’, or a portfolio manager receives, or expects to receive, greater compensation from their management of the Other Accounts (some of which may receive a base and incentive fee) than from a Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s and Sub-Advisers’ policy to manage each account based on its investment objectives and related restrictions, and the Adviser and Sub-Advisers have adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions.
Codes of Ethics. The Trust, the Adviser, the Sub-Advisers, and the Distributor (as defined under “The Distributor”) have each adopted a code of ethics, including an insider trading policy, pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisors Act of 1940, as applicable. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Advisers, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
Proxy Voting Policy. The Funds have delegated proxy voting responsibilities to the Adviser, except for FLRT which has delegated proxy voting responsibilities to Aristotle Pacific, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with a Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser and Aristotle Pacific have adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner. The Trust’s chief compliance officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.
Under the Proxy Voting Policies, in the absence of specific voting guidelines from the client, the Adviser and Aristotle Pacific will vote proxies in the best interest of each particular client. The Adviser has adopted the Glass Lewis Investment Manager Guidelines (for all Funds except FLRT) attached as Appendix B. They are designed to vote in a manner consistent with the Adviser’s investment decision making. The Adviser’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on our voting authority in the same manner that they may place such restrictions on the actual selection of account securities. Clients may direct the vote in a particular solicitation. For FLRT, Aristotle Pacific will vote such proxies in accordance with its proxy policies and procedures, which are attached as Appendix C.
Each of the Adviser and Aristotle Pacific, as applicable, will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services. Each of the Adviser and Aristotle Pacific, as applicable, will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights. In reviewing proposals, the Adviser and Aristotle Pacific will further consider the opinion of management, the effect on management, the effect on shareholder value and the issuer’s business practices.
When available, information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1-800-617-0004 and (2) on the SEC’s website at www.sec.gov.

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THE ADMINISTRATOR, TRANSFER AGENT, AND INDEX RECEIPT AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), serves as administrator, transfer agent, and index receipt agent for the Funds. Fund Services’ principal address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee.
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Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses. The Adviser was responsible for paying the following fees to Fund Services for services rendered to the Funds for the following fiscal years ended April 30:

Fees Paid to Fund Services for the Fiscal Year Ended April 30
Name of Fund*	2026		2025		2024
Pacer Trendpilot® US Large Cap ETF	$318,788		$267,315		$307,734
Pacer Trendpilot® US Mid Cap ETF	$54,655		$35,681		$50,941
Pacer Trendpilot® 100 ETF	$120,685		$110,032		$133,753
Pacer Trendpilot® European Index ETF	$23,043		$2,679		$5,499
Pacer Trendpilot® US Bond ETF	$105,439		$14,210		$25,458
Pacer Trendpilot® International ETF	$42,749		$12,503		$18,520
Pacer Trendpilot® Fund of Funds ETF	$13,013		$4,483		$6,775
Pacer US Cash Cows 100 ETF	$1,696,794		$2,060,156		$2,185,585
Pacer US Small Cap Cash Cows ETF	$352,162		$691,146		$657,176
Pacer US Large Cap Cash Cows Growth Leaders ETF	$210,564		$41,253		$9,941
Pacer US Small Cap Cash Cows Growth Leaders ETF	$12,709		$1,406		$503
Pacer US Cash Cows Growth ETF	$18,404		$5,584		$4,948
Pacer Global Cash Cows Dividend ETF	$244,331		$170,097		$216,994
Pacer Emerging Markets Cash Cows 100 ETF	$24,574		$8,327		$9,292
Pacer Developed Markets International Cash Cows 100 ETF	$132,542		$107,212		$122,531
Pacer Cash Cows Fund of Funds ETF	$15,761		$7,755		$9,527
Pacer US Export Leaders ETF	$14,444		$5,057		$5,478
Pacer International Export Leaders ETF	$7,138	**	N/A		N/A
Pacer Hotel & Lodging Real Estate ETF	N/A		N/A		N/A
Pacer Apartments & Residential Real Estate ETF	N/A		N/A		N/A
Pacer Healthcare Real Estate ETF	N/A		N/A		N/A
Pacer Industrial Real Estate ETF	$20,389		$15,420		$27,523
Pacer Data & Infrastructure Real Estate ETF	$46,212		$36,884		$71,371
Pacer WealthShield ETF	$17,514		$1,729		$3,332
Pacer CFRA-Stovall Global Seasonal Rotation ETF	N/A		N/A		N/A
Pacer Lunt Large Cap Alternator ETF	$20,495		$16,733		$67,004
Pacer Lunt MidCap Multi-Factor Alternator ETF	$17,406		$5,514		$5,298
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$36,767		$28,783		$33,952
Pacer Aristotle Pacific Floating Rate High Income ETF	$92,903		$33,895		$21,341
Pacer Data and Digital Revolution ETF	$34,504		$3,863		$7,274
Pacer Industrials and Logistics ETF	$12,394		$91		$138
Pacer MSCI World Industry Advantage ETF	$15,717		$47	**	N/A
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$10,424		$131	**	N/A
Pacer Nasdaq International Patent Leaders ETF	$14,427		$89	**	N/A
*The following Funds had not commenced operations as of the date of this SAI: ROOM, RXRE, PAD, and SZNG.
**The information in the table reflects the period since the Fund’s inception through the fiscal period ended April 30.

THE CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of each Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to
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the Custody Agreement, the custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.
SECURITIES LENDING ACTIVITIES
U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Funds listed in the table below. The Securities Lending Agent is responsible for the implementation and administration of the applicable Funds’ securities lending program pursuant to an agreement between the Trust, on behalf of the applicable Funds, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the applicable Funds to lend available securities with any person on the Securities Lending Agent’s list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the applicable Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the applicable Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.
The dollar amounts of gross and net income from securities lending activities received and the related fees and/or compensation paid by each applicable Fund during the period in which securities lending activities commenced through April 30, 2026 are set forth in the following table.

	PTLC	PTMC	PTNQ
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$2,057,643	$1,444,286	$1,132,749
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(34,664)	$(14,812)	$(8,555)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(14,314)	$(10,531)	$(7,967)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(1,869,593)	$(1,359,694)	$(1,081,839)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(1,918,571)	$(1,385,037)	$(1,098,361)
Net Income from securities lending activities	$139,072	$59,249	$34,388
69

	PTEU	PTIN	PTBD
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$781	$43,206	$169,716
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(24)	$(1,776)	$(6,397)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(6)	$(297)	$(1,144)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(654)	$(28,911)	$(136,700)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(684)	$(30,984)	$(144,241)
Net Income from securities lending activities	$97	$12,222	$25,475

	TRND	COWZ	CALF
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$31,649	$13,205,946	$13,735,083
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(3,369)	$(92,398)	$(104,998)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(196)	$(93,738)	$(97,371)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(14,610)	$(12,647,527)	$(13,110,127)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(18,175)	$(12,833,663)	$(13,312,496)
Net Income from securities lending activities	$13,474	$372,283	$422,587
70

	COWG	CAFG	BUL
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$2,135,401	$100,635	$352,421
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(20,093)	$(963)	$(2,832)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(15,481)	$(732)	$(2,524)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(2,017,620)	$(95,083)	$(335,673)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(2,053,194)	$(96,778)	$(341,029)
Net Income from securities lending activities	$82,207	$3,857	$11,392

	GCOW	ECOW	ICOW
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$1,778,726	$32,825	$553,336
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(50,068)	$(288)	$(20,194)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(11,962)	$(220)	$(3,785)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(1,511,786)	$(30,396)	$(448,555)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(1,573,816)	$(30,904)	$(472,534)
Net Income from securities lending activities	$204,910	$1,921	$80,802
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	HERD	PEXL	INDS
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$499,632	$150,197	$323,606
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(27,127)	$(1,290)	$(2,594)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(3,379)	$(1,061)	$(2,318)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(360,472)	$(142,659)	$(308,266)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(390,978)	$(145,010)	$(313,178)
Net Income from securities lending activities	$108,654	$5,187	$10,428

	SRVR	PWS	ALTL
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$1,544,710	$80,683	$393,742
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(82,268)	$(969)	$(3,433)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(9,632)	$(572)	$(2,819)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(1,123,537)	$(75,256)	$(373,648)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(1,215,437)	$(76,797)	$(379,900)
Net Income from securities lending activities	$329,273	$3,886	$13,842

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	PAMC	PALC	FLRT
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$398,400	$388,490	$346,472
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(3,924)	$(3,396)	$(6,937)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(2,876)	$(2,808)	$(2,464)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(375,891)	$(368,699)	$(309,239)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(382,691)	$(374,903)	$(318,640)
Net Income from securities lending activities	$15,709	$13,587	$27,832

	TRFK	SHPP	GLBL
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$554,479	$7,300	$3,075
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(5,415)	$(129)	$(32)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(4,105)	$(55)	$(22)
Administrative fees not included in revenue split	$—	$—	$—
Indemnification fee not included in revenue split	$—	$—	$—
Rebate (paid to borrower)	$(523,244)	$(6,594)	$(2,890)
Other fees not included in revenue split	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$(532,764)	$(6,778)	$(2,944)
Net Income from securities lending activities	$21,715	$522	$131
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	QQQG	PATN
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$32,747	$547
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(314)	$(20)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(240)	$(4)
Administrative fees not included in revenue split	$—	$—
Indemnification fee not included in revenue split	$—	$—
Rebate (paid to borrower)	$(30,932)	$(443)
Other fees not included in revenue split	$—	$—
Aggregate fees/compensation for securities lending activities	$(31,486)	$(467)
Net Income from securities lending activities	$1,261	$80

THE DISTRIBUTOR
The Trust and Pacer Financial, Inc. (the “Distributor”), an affiliate of the Adviser, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes the Shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain an active market in Shares. The principal business address of the Distributor is 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, SAIs to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on sixty (60) days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on sixty (60) days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, Sub-Advisers, or their affiliates, out of their own resources and not out of the Funds’ assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.
Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to
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make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares of the Funds.
Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) for each Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its Shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
LEGAL COUNSEL
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Trust. Duane Morris LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as legal counsel for the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company, LLC, 1011 Surrey Ln, Bldg 200, Flower Mound, Texas 75022, serves as the independent registered public accounting firm for the Funds.
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BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Advisers will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Fund Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser and Sub-Advisers owe a fiduciary duty to their clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser and Sub-Advisers choose the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The Adviser and Sub-Advisers will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser or Sub-Advisers have determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the changes to a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed the Fund’s portfolio transactions in connection with such orders.
The Adviser and Sub-Advisers may use a Fund’s assets for, or participate in, third party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser and Sub-Advisers do not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Adviser and Sub-Advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser and Sub-Advisers may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available commission in recognition of the broker’s provision of such services to the Adviser and Sub-Advisers, but only if the Adviser and Sub-Advisers determine the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Adviser and Sub-Advisers face a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser and Sub-Advisers are able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s and Sub-Advisers’ expenses to the extent that the Adviser and Sub-Advisers would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser and Sub-Advisers to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser and Sub-Advisers may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser and Sub-Advisers, effectively cross subsidizing the other accounts managed by the Adviser and Sub-Advisers
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that benefit directly from the product. The Adviser and Sub-Advisers may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
The Adviser and Sub-Advisers are responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser and Sub-Advisers are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser and Sub-Advisers. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, and Sub-Advisers, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. During the fiscal year ended April 30, 2026, the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Advisers, or the Distributor.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. As of April 30, 2026, the Funds, except those listed in the table below, did not own securities of its regular brokers or dealers.

Aggregate Brokerage Commissions for the Fiscal Year Ended April 30, 2026
Name of Fund	Broker-Dealer	Market Value
Pacer Trendpilot US Large Cap ETF	Bank of America	$18,440,546
Pacer Trendpilot US Large Cap ETF	Citigroup	$11,626,087
Pacer Trendpilot US Large Cap ETF	Goldman Sachs	$14,405,269
Pacer Trendpilot US Large Cap ETF	JP Morgan	$43,902,317
Pacer Trendpilot US Large Cap ETF	Morgan Stanley	$11,920,070
Pacer Trendpilot European Index ETF	ABN AMRO Group	$81,334
Pacer Trendpilot European Index ETF	BNP Paribas	$475,452
Pacer Trendpilot US Bond ETF	Jane Street	$495,572
Pacer Trendpilot International ETF	Barclays	$649,362
Pacer Trendpilot International ETF	BNP Paribas	$832,355
Pacer Lunt Large Cap Multi-Factor Alternator ETF	Bank of America	$5,063,838
Pacer Lunt Large Cap Multi-Factor Alternator ETF	Citigroup	$4,244,329
Pacer Aristotle Pacific Floating Rate High Income ETF	Barclays	$3,160,956
Pacer MSCI World Industry Advantage ETF	Goldman Sachs	$7,390
Pacer MSCI World Industry Advantage ETF	Morgan Stanley	$5,908
The Funds are also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds. As of April 30, 2026, the Funds did not have any such transactions or related commissions paid for research services.
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Brokerage Commissions. The following aggregate brokerage commissions were paid by the Funds for the following fiscal years/periods ended April 30, none of which were paid to affiliated brokers.

Aggregate Brokerage Commissions for the Fiscal Year Ended April 30,
Name of Fund*	2026		2025		2024
Pacer Trendpilot® US Large Cap ETF	$378,926		$247,144		$154,076
Pacer Trendpilot® US Mid Cap ETF	$72,119		$69,284	1	$258,363
Pacer Trendpilot® 100 ETF	$133,951	2	$63,128		$47,960
Pacer Trendpilot® European Index ETF	$3,714	3	$42,549		$36,151
Pacer Trendpilot® US Bond ETF	$0		$3		$258
Pacer Trendpilot® International ETF	$96,228		$48,860		$56,262
Pacer Trendpilot® Fund of Funds ETF	$1,634		$2,092		$1,476
Pacer US Cash Cows 100 ETF	$3,912,858	3	$23,972,982	4	$4,344,761
Pacer US Small Cap Cash Cows ETF	$2,902,825	3	$14,641,107	4	$3,245,744
Pacer US Large Cap Cash Cows Growth Leaders ETF	$576,879	2	$159,725		$12,767
Pacer US Small Cap Cash Cows Growth Leaders ETF	$12,960		$14,344		$2,380	**
Pacer US Cash Cows Growth ETF	$19,617		$15,390		$7,882
Pacer Global Cash Cows Dividend ETF	$1,166,539	2	$798,214		$760,229
Pacer Emerging Markets Cash Cows 100 ETF	$299,439		$169,991		$99,527
Pacer Developed Markets International Cash Cows 100 ETF	$1,121,110		$1,055,671	5	$626,558
Pacer Cash Cows Fund of Funds ETF	$2,032		$2,697		$1,250
Pacer US Export Leaders ETF	$11,398		$13,271		$6,558
Pacer International Export Leaders ETF	$11,398	**	N/A		N/A
Pacer Hotel & Lodging Real Estate ETF	N/A		N/A		N/A
Pacer Apartments & Residential Real Estate ETF	N/A		N/A		N/A
Pacer Healthcare Real Estate ETF	N/A		N/A		N/A
Pacer Industrial Real Estate ETF	$8,763		$19,566		$21,458
Pacer Data & Infrastructure Real Estate ETF	$167,175		$107,755	6	$236,860
Pacer WealthShield ETF	$20,909		$10,419		$15,405
Pacer CFRA-Stovall Global Seasonal Rotation ETF	N/A		N/A		N/A
Pacer Lunt Large Cap Alternator ETF	$94,081		$85,585	6	$823,953
Pacer Lunt MidCap Multi-Factor Alternator ETF	$120,421		$106,071		$40,958
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$203,683		$266,072		$235,714
Pacer Aristotle Pacific Floating Rate High Income ETF	$222		$1,609		$0
Pacer Data and Digital Revolution ETF	$9,061		$3,230		$467
Pacer Industrials and Logistics ETF	$1,281		$320		$148
Pacer MSCI World Industry Advantage ETF	$91		$79	**	N/A
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$575		$105	**	N/A
Pacer Nasdaq International Patent Leaders ETF	$20,388		$2,330	**	N/A
*The following Funds had not commenced operations as of the date of this SAI: ROOM, RXRE, PAD, and SZNG.
**The information in the table reflects the period since each Fund’s inception through the fiscal year ended April 30.
1 Aggregate brokerage commissions paid by the Fund for the fiscal year ended April 30, 2025 materially decreased from the previous fiscal year due to fewer instances of market conditions triggering a change in the underlying index from investing in equity securities to U.S. Treasury securities.
2 Aggregate brokerage commissions paid by the Fund for the fiscal year ended April 30, 2026 materially increased from the previous fiscal year due to the Fund’s considerable asset growth during this period, which resulted in an increase in the number of trades.
3 Aggregate brokerage commissions paid by the Fund for the fiscal year ended April 30, 2026 materially decreased from the previous fiscal year due to the Fund’s considerable decrease in assets during this period, which resulted in a decrease in the number of trades.
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4 Aggregate brokerage commissions paid by the Fund for the fiscal year ended April 30, 2025 materially increased from the previous fiscal year due to the Fund's index which implemented changes to the index that resulted in higher turnover during a rebalance.
5 Aggregate brokerage commissions paid by the Fund for the fiscal year ended April 30, 2025 materially increased from the previous fiscal year due to the Fund’s considerable asset growth during this period which resulted in an increase in the number of trades.
6 Aggregate brokerage commissions paid by the Fund for the fiscal year ended April 30, 2025 materially decreased from the previous fiscal year due to fewer instances of market conditions triggering a change in the underlying index exposures during the period.
Directed Brokerage. For the fiscal year ended April 30, 2026, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.
Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser and Sub-Advisers based upon their knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services. The Funds listed below had a material increase or decrease in their portfolio turnover rate from the fiscal period/year ended April 30, 2025 to the period/year ended April 30, 2026:

Portfolio Turnover Rate for the Fiscal Periods/Years Ended April 30,
Name of Fund	2026		2025
Pacer Trendpilot® European Index ETF	10%	[1]	153%
Pacer Trendpilot® US Bond ETF	623%	[2]	431%
Pacer US Cash Cows 100 ETF	86%	[3]	151%
Pacer WealthShield ETF	664%	[4]	514%
Pacer Lunt Large Cap Alternator ETF	467%	[5]	246%
Pacer Lunt MidCap Multi-Factor Alternator ETF	630%	[6]	475%
1 Material decrease in the portfolio turnover rate was due to fewer instances of market conditions triggering a change in the underlying index from investing in equity securities to U.S. Treasury securities.
2 Material increase in the portfolio turnover rate was due to market conditions which caused the underlying index to shift from high yield corporate bonds to U.S. Treasury securities and vice versa on multiple occasions.
3 Material decrease in the portfolio turnover rate was due to the Fund’s index which implemented changes to the index that resulted in lower turnover during a rebalance.
4 Material increase in the portfolio turnover rate was due to multiple switches of the underlying index between equities, high yield corporate bonds and U.S. Treasury securities and vice versa.
5 Material increase in the portfolio turnover rate was due to grater instances of market conditions triggering a change in the underlying index exposures during the period.
6 Material increase in the portfolio turnover rate was due to more instances where the underlying index made multiple style exposure changes throughout the period.
ADDITIONAL INFORMATION CONCERNING THE TRUST
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares of each Fund. Each Share of each Fund represents an equal proportionate interest in any given Fund with any given Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each Fund’s Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
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Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
As described further in the Declaration of Trust, shareholders of the Trust or any Fund may not bring a derivative action to enforce the right of the Trust or an affected Fund, unless several conditions are met, including, among others, shareholders owning Shares representing no less than a majority of the then outstanding shares of the Trust or a Fund, as applicable, must join in bringing the derivative action, provided, however, the foregoing may not apply to the extent a claim arises under federal securities laws.
Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the Shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation, which is owned by its member firms, including international broker dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to Shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the
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fullest extent provided by law and in the manner provided in the By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and sells Shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per Share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of a Fund’s Shares is calculated each Business Day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time on each day that the New York Stock Exchange is open. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the New York Stock Exchange and Trust are open for business.
Fund Deposits. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees and taxes.
All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of such Funds is received and accepted is referred to as the “Order Placement Date.”
Except as otherwise set forth in this SAI, the order cut-off time for PTEU, GCOW, PIEL, ICOW, PTIN, ECOW, TRFK, and SHPP (each a “T-1 Fund” and collectively, the “T-1 Funds”) for orders to purchase Creation Units on the same Business Day is 4:00 p.m. Eastern Time. In addition, orders to purchase Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.” Future Dated Trades to purchase or redeem Creation Units will have an Order Placement Date of the Business Day following the day on which such an order is submitted.
The order cut-off time for orders to purchase Creation Units for PTBD is expected to be 12:00 p.m. Eastern Time and for FLRT is expected to be 3:00 p.m. Eastern Time.
All orders to purchase Shares directly from SZNG on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. The Business Day following the day on which such an order is submitted to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of the Fund is referred to as the “Order Placement Date.”
The order cut-off time for orders to purchase Creation Units for each Fund other than the T-1 Funds, PTBD, SZNG, and FLRT is expected to be 4:00 p.m. Eastern Time.
The order cut-off time for orders to purchase Creation Units for each Fund other than the T-1 Funds and for any T-1 Fund when the Deposit Securities for such T-1 Fund include only U.S. Treasury bills is expected to be 4:00 p.m. Eastern Time.
During periods when the Deposit Securities for PWS consist of U.S. Treasury bonds maturing in 20 or more years, the order cut-off time for orders to purchase Shares of PWS for cash is expected to be 12:00 p.m. Eastern Time.
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a
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Participant Agreement and that, therefore, orders to purchase Shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. On behalf of the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day, as designated in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of a Fund.
The order shall be deemed to be received on the Order Placement Date provided that the order is placed in proper form prior to the applicable cut-off time and the Deposit Cash, as applicable, and the Cash Component in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or Deposit Cash, as applicable, and the Cash Component in the appropriate amount are not received by the Custodian on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting there from. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to a Fund for losses, if any, resulting from unsettled orders.
Creation Units may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required
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to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, are set forth in the table below. A Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
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Name of Fund	Fixed Creation Transaction Fee		Name of Fund	Fixed Creation Transaction Fee
Pacer Trendpilot® US Large Cap ETF	$500	*	Pacer US Small Cap Cash Cows Growth Leaders ETF	$300
Pacer Trendpilot® US Mid Cap ETF	$300	*	Pacer Hotel & Lodging Real Estate ETF	$300
Pacer Trendpilot® 100 ETF	$300		Pacer Apartments & Residential Real Estate ETF	$300
Pacer Trendpilot® European Index ETF	$1,250	*	Pacer Healthcare Real Estate ETF	$300
Pacer Trendpilot® US Bond ETF	$500		Pacer Industrial Real Estate ETF	$300
Pacer Trendpilot® International ETF	$4,000	*	Pacer Data & Infrastructure Real Estate ETF	$300
Pacer Trendpilot® Fund of Funds ETF	$300		Pacer WealthShield ETF	$500
Pacer US Cash Cows 100 ETF	$300		Pacer CFRA-Stovall Global Seasonal Rotation ETF	$3,000
Pacer US Small Cap Cash Cows ETF	$300		Pacer Lunt Large Cap Alternator ETF	$300
Pacer US Cash Cows Growth ETF	$300		Pacer Lunt MidCap Multi-Factor Alternator ETF	$300
Pacer Global Cash Cows Dividend ETF	$1,000		Pacer Lunt Large Cap Multi-Factor Alternator ETF	$300
Pacer Emerging Markets Cash Cows 100 ETF	$1,750		Pacer Aristotle Pacific Floating Rate High Income ETF	$300
Pacer Developed Markets International Cash Cows 100 ETF	$1,000		Pacer Data and Digital Revolution ETF	$500
Pacer Cash Cows Fund of Funds ETF	$300		Pacer Industrials and Logistics ETF	$750
Pacer US Export Leaders ETF	$300		Pacer MSCI World Industry Advantage ETF	$1,250
Pacer International Export Leaders ETF	$2,000		Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$300
Pacer US Large Cap Cash Cows Growth Leaders ETF	$300		Pacer Nasdaq International Patent Leaders ETF	$500
*    The fixed creation transaction fee will be $300 when the Deposit Securities include only U.S. Treasury bills.
In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order creation.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
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Redemption. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. Redemption requests must be placed by or through an Authorized Participant. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction are set forth in the table below. A Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
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Name of Fund	Fixed Redemption Transaction Fee		Name of Fund	Fixed Redemption Transaction Fee
Pacer Trendpilot® US Large Cap ETF	$500	*	Pacer US Small Cap Cash Cows Growth Leaders ETF	$300
Pacer Trendpilot® US Mid Cap ETF	$300	*	Pacer Hotel & Lodging Real Estate ETF	$300
Pacer Trendpilot® 100 ETF	$300		Pacer Apartments & Residential Real Estate ETF	$300
Pacer Trendpilot® European Index ETF	$1,250	*	Pacer Healthcare Real Estate ETF	$300
Pacer Trendpilot® US Bond ETF	$500		Pacer Industrial Real Estate ETF	$300
Pacer Trendpilot® International ETF	$4,000	*	Pacer Data & Infrastructure Real Estate ETF	$300
Pacer Trendpilot® Fund of Funds ETF	$300		Pacer WealthShield ETF	$500
Pacer US Cash Cows 100 ETF	$300		Pacer CFRA-Stovall Global Seasonal Rotation ETF	$3,000
Pacer US Small Cap Cash Cows ETF	$300		Pacer Lunt Large Cap Alternator ETF	$300
Pacer US Cash Cows Growth ETF	$300		Pacer Lunt MidCap Multi-Factor Alternator ETF	$300
Pacer Global Cash Cows Dividend ETF	$1,000		Pacer Lunt Large Cap Multi-Factor Alternator ETF	$300
Pacer Emerging Markets Cash Cows 100 ETF	$1,750		Pacer Aristotle Pacific Floating Rate High Income ETF	$300
Pacer Developed Markets International Cash Cows 100 ETF	$1,000		Pacer Data and Digital Revolution ETF	$500
Pacer Cash Cows Fund of Funds ETF	$300		Pacer Industrials and Logistics ETF	$750
Pacer US Export Leaders ETF	$300		Pacer MSCI World Industry Advantage ETF	$1,250
Pacer International Export Leaders ETF	$2,000		Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$300
Pacer US Large Cap Cash Cows Growth Leaders ETF	$300		Pacer Nasdaq International Patent Leaders ETF	$500
*The fixed redemption transaction fee will be $300 when the Deposit Securities include only U.S. Treasury bills.
In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
Procedures for Redemption of Creation Units. Except as otherwise set forth in this SAI, orders to redeem Creation Units of the T-1 Funds on any Business Day must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. In addition, orders to redeem Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
Orders to redeem Creation Units of PTBD must be submitted in proper form to the Transfer Agent prior to 12:00 p.m Eastern Time, and 3:00 p.m. Eastern Time for FLRT.
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Orders to redeem Creation Units of SZNG on the next Business Day must be submitted in proper form to the Transfer Agent as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day.
The order cut-off time for orders to redeem Creation Units for each Fund other than the T-1 Funds, PTBD, and SZNG and for any T-1 Fund when the Deposit Securities for such T-1 Fund include only U.S. Treasury bills is expected to be 4:00 p.m. Eastern Time.
During periods when the Fund Securities for PWS consist of U.S. Treasury bonds maturing in 20 or more years, the order cut-off time for orders to redeem Shares of PWS for cash is expected to be 12:00 p.m. Eastern Time.
A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. The Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their Shares of the Funds, or to purchase or sell Shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
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Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement, a Fund may require orders to be placed or notification of orders to be received prior to the trade date, as described in the Participant Agreement, to receive the trade date’s net asset value. Orders to purchase Shares of the Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement.
DETERMINATION OF NAV
Net asset value per Share for the Funds is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to each Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.
In calculating the Funds’ NAV per Share, each Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available or are deemed to be unreliable by the Adviser, the Adviser will fair value such investments and use the fair value to calculate the Funds’ NAV. When fair value pricing is employed, the prices of securities used by the Adviser to calculate the Funds’ NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid, as follows:

Name of Fund	Frequency	Name of Fund	Frequency	Name of Fund	Frequency
PTLC	Annual	PAD	Quarterly*	PATN	Quarterly
PTMC	Annual	ECOW	Quarterly	TRND	Annual
PTNQ	Annual	FLRT	Monthly	BUL	Quarterly
PTEU	Annual	GCOW	Quarterly	HERD	Quarterly
PIEL	Annual	COWZ	Quarterly	ALTL	Quarterly
PWS	Quarterly	CALF	Quarterly	PAMC	Quarterly
SZNG	Quarterly*	ICOW	Quarterly	PALC	Quarterly
ROOM	Quarterly*	PEXL	Quarterly	COWG	Quarterly
RXRE	Quarterly*	SHPP	Quarterly	CAFG	Quarterly
TRFK	Quarterly	PTBD	Monthly	GLBL	Quarterly
INDS	Quarterly	PTIN	Annual	QQQG	Quarterly
SRVR	Quarterly
*The Fund had not commenced investment operations as of April 30, 2026.
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Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis for the Funds to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Funds reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book- entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES
The following discussion of certain U.S. federal income tax consequences of investing in the Funds are based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “TCJA”) was enacted on December 22, 2017. The Tax Act made significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. The application of certain provisions of the TCJA is uncertain, and the changes in the act may have indirect effects on a Fund, its investments and its shareholders that cannot be predicted. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in a Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.
Qualification as a Regulated Investment Company (RIC). Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. To qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things:
(a)derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);
(b)diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and
(c)distribute with respect to each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.
In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly
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traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.
Under the TCJA, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The TCJA does not contain a provision permitting a RIC, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the deduction and, thus, the lower federal income tax rate, but investors in a RIC, such as certain of the Funds, that invest in such REITs will not. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable the Fund to pass through the special character of “qualified REIT dividends” to its shareholders.
With respect to the Real Estate ETFs, given the concentration of each Index in a relatively small number of securities, it may not be possible for each Fund to fully implement a replication strategy or a representative sampling strategy while satisfying the above diversification requirements. A Fund’s efforts to satisfy such requirements may affect such Fund’s execution of its investment strategy and may cause such Fund’s return to deviate from that of the applicable Index, and such Fund’s efforts to replicate or represent the applicable Index may cause it inadvertently to fail to satisfy the diversification requirements.
Taxation of the Funds. If the Funds qualify for treatment as RICs, the Funds will not be subject to federal income tax on income and gains that are distributed in a timely manner to their shareholders in the form of dividends.
If, for any taxable year, a Fund was to fail to qualify as a RIC or was to fail to meet the distribution requirement, they would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, a Fund would be required to pay out its earnings and profits accumulated in that year to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but to do so that Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.
The Funds intend to distribute, at least annually, substantially all of their investment company taxable income and net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their Shares of such undistributed amount, (ii) will be deemed to have paid their proportionate Shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.
If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Funds intend to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that they will be able to do so. The Funds may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.
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A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.
The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
At April 30, 2026, the Funds had the following capital loss carryforwards which do not expire:

Name of Fund	Capital Loss Carryforwards Amount (Short-Term)	Capital Loss Carryforwards Amount (Long-Term)
Pacer Trendpilot® US Large Cap ETF	$92,110,559	$149,486,462
Pacer Trendpilot® US Mid Cap ETF	$81,787,437	$—
Pacer Trendpilot® 100 ETF	$8,892,017	$46,838,923
Pacer Trendpilot® European Index ETF	$37,015,055	$7,704,300
Pacer Trendpilot® US Bond ETF	$267,074,637	$—
Pacer Trendpilot® International ETF	$18,471,658	$10,114,114
Pacer Trendpilot® Fund of Funds ETF	$509,727	$371,315
Pacer US Cash Cows 100 ETF	$907,608,980	$366,220,631
Pacer US Small Cap Cash Cows ETF	$682,380,090	$516,693,432
Pacer US Large Cap Cash Cows Growth Leaders ETF	$169,732,194	$6,733,528
Pacer US Small Cap Cash Cows Growth Leaders ETF	$2,409,613	$152,313
Pacer US Cash Cows Growth ETF	$5,652,696	$908,386
Pacer Global Cash Cows Dividend ETF	$22,024,544	$96,814,985
Pacer Emerging Markets Cash Cows 100 ETF	$5,298,930	$1,168,401
Pacer Developed Markets International Cash Cows 100 ETF	$—	$22,990,757
Pacer Cash Cows Fund of Funds ETF	$—	$36,068
Pacer US Export Leaders ETF	$1,801,804	$1,606,490
Pacer International Export Leaders ETF	$50	$—
Pacer Hotel & Lodging Real Estate ETF	N/A	N/A
Pacer Apartments & Residential Real Estate ETF	N/A	N/A
Pacer Healthcare Real Estate ETF	N/A	N/A
Pacer Industrial Real Estate ETF	$47,469,428	$16,397,633
Pacer Data & Infrastructure Real Estate ETF	$35,446,512	$271,221,304
Pacer WealthShield ETF	$24,409,493	$—
Pacer CFRA-Stovall Global Seasonal Rotation ETF	N/A	N/A
Pacer Lunt Large Cap Alternator ETF	$237,364,793	$—
Pacer Lunt MidCap Multi-Factor Alternator ETF	$11,992,221	$—
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$50,721,637	$339,918
Pacer Aristotle Pacific Floating Rate High Income ETF	$4,797,019	$1,425,655
Pacer Data and Digital Revolution ETF	$1,775,765	$433,505
Pacer Industrials and Logistics ETF	$—	$3,324
Pacer MSCI World Industry Advantage ETF	$—	$—
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$561,380	$14,032
Pacer Nasdaq International Patent Leaders ETF	$—	$—
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Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional Shares. Moreover, distributions of a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing Shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.
Dividends and other distributions are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.
Distributions by a Fund of investment income is generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain (the excess of a Fund’s net long-term capital gain over its net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are currently subject to a reduced maximum tax rate of 20%. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.
Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of non- corporate shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.
A dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In addition, distributions that the Funds receive from an ETF or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF or underlying fund.
Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.
To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
Dividends and distributions from a Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.
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If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of that shareholder’s tax basis in its Shares, and thereafter as capital gain, assuming the shareholder holds his or her Shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its Shares.
The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.
Sale or Exchange of Shares. A sale or exchange of Shares in the Funds may give rise to a gain or loss. For tax purposes, an exchange of Shares of a Fund for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if other substantially identical Shares of the Funds are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.
Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.
Some debt obligations that are acquired by a Fund may be treated as having original issue discount (“OID”). Generally, a Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If a Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.
The Funds are required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Funds may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.
Real Estate Investment Trusts. The Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in such Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by such Fund and, in turn, may be distributed by such Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction.
If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.
The Tax Act treats “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after
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20% deduction). The Tax Act does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in RICs that invest in such REITs will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable a Fund to pass through the special character of “qualified REIT dividends” to shareholders.
REITs in which a Fund invests often do not provide complete and final tax information to a Fund until after the time that a Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or your broker) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.
Backup Withholding. A Fund (or a financial intermediary, such as a broker, through which a shareholder holds Fund Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.
A beneficial holder of Shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of Shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.
A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund Shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their Shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.
For a non-U.S. person to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (“IRS”).
A beneficial holder of Shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the
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redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Section 351. The Trust on behalf of the Funds has the right to reject an order for a purchase of Shares of the Trust if the purchaser (or any group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Foreign Investments. Income received by the Funds from sources within foreign countries and U.S. possessions (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries and U.S. possessions that would reduce the yield on a Fund’s stock or securities. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
If as of the end of the Funds’ taxable year more than 50% of the value of a Fund’s assets consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, a Fund will treat those taxes as dividends paid to its shareholders who must include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per Share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.
If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. In such instances, the Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.
Foreign Currency Transactions. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.
The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from income that qualifies for a Fund to satisfy the RIC requirements of the Code described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Fund’s status as a RIC for all years to which the regulations are applicable.
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An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Master Limited Partnerships. In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership that is not a qualified publicly traded partnership (as described below) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to an investment in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Diversification Requirement, the Fund is generally treated as owning a pro rata share of the underlying assets of a partnership, including interests in qualified publicly traded partnerships. As described below, the Fund’s investment in one or more of such qualified publicly traded partnerships is limited under the Diversification Requirement to no more than 25% of the value of the Fund’s assets. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in the Internal Revenue Code section 7704(d), and (iii) that derives less than 90% of its income from the same sources as described in the Qualifying Income Requirement) will be treated as qualifying income. In addition, although in general the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
MLPs taxed as partnerships have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to limited partners or members, due to a variety of factors, including significant non-cash deductions such as depreciation and depletion. These excess cash distributions would not be treated as income to the Fund but rather would be treated as a return of capital to the extent of the Fund’s basis in the MLP. As a consequence, the Fund may make distributions that exceed its earnings and profits, which would be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
The Fund may invest in certain MLPs which may be treated as “qualified publicly traded partnerships” (as described above). Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Requirement, but the Fund’s investment in one or more of such qualified publicly traded partnerships is limited under the Diversification Requirement to no more than 25% of the value of the Fund’s assets. The Fund will monitor its investment in such qualified publicly traded partnerships in order to ensure compliance with the Qualifying Income and Diversification Requirements. MLPs and other partnerships that the Fund may invest in will deliver Form K-1s to the Fund to report its share of income, gains, losses, deductions and credits of the MLP or other partnership. These Form K-1s may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.
The Fund may invest, directly or indirectly, in entities that are taxed as corporations for United States federal income tax purposes, including certain MLPs that elect corporate treatment. Distributions that the Fund receives from such corporations will generally be taxable to the extent of the corporations current or accumulated earnings and profits. Distributions the Fund receives from such corporations in excess of current or accumulated earnings and profits will generally not be taxable as a return of capital, but will reduce the Fund’s cost basis in the shares it owns and result in a higher capital gain or lower capital loss when the Fund sells such shares. Certain corporations in which the Fund invests may accrue deferred income taxes for their future tax liability associated with an underlying investment. Such deferred tax liabilities may affect the value of the Fund’s investment in such entities.
Certain Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
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Cost Basis. Legislation passed by Congress now requires the reporting of adjusted cost basis information for covered securities, which generally include Shares of a RIC acquired to the IRS and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
General Considerations. The federal income tax discussion set forth above is for general information only. Shares of the Fund held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.
State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes.
FINANCIAL STATEMENTS
The Annual Report for the Funds (other than PAD, RXRE, ROOM, and SZNG) for the fiscal year ended April 30, 2026 is a separate document and the respective financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Annual Report at no charge by calling 1-800-617-0004 or through the Funds’ website at www.PacerETFs.com.
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APPENDIX A
RATINGS DEFINITIONS
S&P Global Ratings Issue Credit Rating Definitions
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
S&P Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
SD and D
An obligor is rated ‘SD’ (selective default) or ‘D’ if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A ‘D’ rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to ‘D’ or ‘SD’ if it is conducting a distressed debt restructuring.
SPUR (S&P Underlying Rating)
A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.
Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).
The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.
Active Qualifiers
S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.
1. Federal deposit insurance limit: ‘L’ qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
2. Principal: ‘p’ qualifier
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.
3. Preliminary ratings: ‘prelim’ qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.
•Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).
•Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.
•Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.
•A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.
4. Termination structures: ‘t’ qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
5. Counterparty instrument rating: ‘cir’ qualifier
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.
Inactive Qualifiers
Inactive qualifiers are no longer applied or outstanding.
1. Contingent upon final documentation: ‘*’ inactive qualifier

This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.
2. Termination of obligation to tender: ‘c’ inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.
3. U.S. direct government securities: ‘G’ inactive qualifier
The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.
4. Public information ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.
5. Interest payment: ‘i’ inactive qualifier
This suffix was used for issues in which the credit factors, terms, or both that determine the likelihood of receipt of payment of interest are different from the credit factors, terms, or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ suffix indicated that the rating addressed the interest portion of the obligation only. The ‘i’ suffix was always used in conjunction with the ‘p’ suffix, which addresses likelihood of receipt of principal. For example, a rated obligation could have been assigned a rating of ‘AAApNRi’ indicating that the principal portion was rated ‘AAA’ and the interest portion of the obligation was not rated.
6. Provisional ratings: ‘pr’ inactive qualifier
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.
7. Quantitative analysis of public information: ‘q’ inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.
8. Extraordinary risks: ‘r’ inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Active Identifiers
1. Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.
2. Structured finance: ‘sf’ identifier
The ‘sf’ identifier shall be assigned to ratings on "structured finance instruments" when required to comply with applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness.
Local Currency and Foreign Currency Ratings
S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

Moody’s Credit Rating Definitions
Purpose
Since John Moody devised the first bond ratings more than a century ago, Moody’s rating systems have evolved in response to the increasing depth and breadth of the global capital markets. Much of the innovation in Moody’s rating system is a response to market needs for clarity around the components of credit risk or to demand for finer distinctions in rating classifications.
Moody’s Global Rating Scales
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.
Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings. The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.
Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk: Aaa Aa A Baa Ba B Caa Ca C
Short-Term Obligation Ratings
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
SHORT-TERM VS. LONG-TERM RATINGS
The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

Fitch’s National Credit Ratings
Fitch Ratings publishes credit ratings that are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer default ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue level ratings are also assigned, often include an expectation of recovery and may be notched above or below the issuer level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments, Structured finance ratings are issue ratings to securities backed by receivables or other financial assets that consider the obligations’ relative vulnerability to default.
Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). Please see the section Specific Limitations Relating to Credit Rating Scales for details.
Fitch Ratings also publishes other ratings, scores and opinions. For example, Fitch provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.
Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories signal either a higher level of credit risk or that a default has already occurred.
Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings, please refer to Fitch’s Ratings Transition and Default studies, which detail the historical default rates. The European Securities and Markets Authority also maintains a central repository of historical default rates.
Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an equity index).
Fitch will use credit rating scales to provide ratings to privately issued obligations or certain note issuance programs, or for private ratings using the same public scale and criteria. Private ratings are not published, and are only provided to the issuer or its agents in the form of a rating letter.
The primary credit rating scales may also be used to provide ratings for a narrower scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services.
Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower-case letter symbol combined with either an ‘*’ (e.g., ‘bbb+*’) or (cat) suffix to denote the opinion status. Credit Opinions will be typically point-in-time but may be monitored if the analytical group believes information will be sufficiently available.
Rating Assessment Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. While Credit Opinions and Rating Assessment Services are point-in-time and are not monitored, they may have a directional Watch or Outlook assigned, which can signify the trajectory of the credit profile.

Ratings assigned by Fitch are opinions based on established, approved and published criteria. A variation to criteria may be applied but will be explicitly cited in our rating action commentaries (RACs), which are used to publish credit ratings when established and upon annual or periodic reviews.
Ratings are the collective work product of Fitch, and no individual, or group of individuals, is solely responsible for a rating. Ratings are not facts and, therefore, cannot be described as being "accurate" or "inaccurate." Users should refer to the definition of each individual rating for guidance on the dimensions of risk covered by the rating.
National Short-Term Credit Ratings
F1(xxx) Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx) Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3(xxx) Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
B(xxx) Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
C(xxx) Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
RD(xxx): Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D(xxx) Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Notes to Long-Term and Short-Term National Ratings:
The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.
“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

LONG-TERM RATINGS
S&P Global Ratings Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P Global Ratings analysis of the following considerations:
•Likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the obligation and the promise we impute; and
•Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
An issue rating is an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
S&P Global Long-Term Issue Credit Ratings
AAA
An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
See active and inactive qualifiers following S&P Global Ratings Short-Term Issue Credit Ratings beginning on page A-2.
Moody’s Long-Term Obligation Ratings
Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.
Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Fitch’s National Long-Term Credit Ratings
AAA(xxx) ‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.
AA(xxx) ‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.
A(xxx) ‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country or monetary union.
BBB(xxx) ‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx) ‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.
B(xxx) ‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country or monetary union.
CCC(xxx) ‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country or monetary union.
CC(xxx) ‘CC’ National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country or monetary union.
C(xxx) A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired.
RD(xxx): Restricted default.
‘RD’ ratings indicate an issuer that, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but that has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business.
D(xxx) ‘D’ National Ratings denote an issuer that has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.
Notes to Long-Term and Short-Term National Ratings:
The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.
“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

MUNICIPAL NOTE RATINGS
S&P Global Ratings Municipal Short-Term Note Ratings Definitions
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings analysis will review the following considerations:
•Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.
D
‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions
See active and inactive qualifiers following S&P Global Ratings Short-Term Issue Credit Ratings beginning on page A-2.
Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings
Short-Term Obligation Ratings
We use the global short-term Prime rating scale for commercial paper issued by US Municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.
MIG Ratings
We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
VMIG Ratings
For variable rate demand obligations (VRDOs), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses obligations with conditional liquidity support.
For VRDOs, we typically assign a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.
Industrial development bonds in the US where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.
VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
Standard Linkages Between the Long-Term and MIG and VMIG Short-Term Rating Scale
The following table indicates the municipal long-term ratings consistent with the highest potential MIG and VMIG short-term ratings.
Reviewed July 7, 2023

APPENDIX B
The Adviser has adopted the following guidelines with respect to the Adviser’s proxy voting responsibilities for all Funds except for FLRT.
GLASS LEWIS INVESTMENT MANAGER GUIDELINES
The Glass Lewis Investment Manager Guidelines are designed to maximize returns for investment managers by voting in a manner consistent with such managers’ active investment decision-making. The guidelines are designed to increase investor’s potential financial gain through the use of the shareholder vote while also allowing management and the board discretion to direct the operations, including governance and compensation, of the firm.
The guidelines will ensure that all issues brought to shareholders are analyzed in light of the fiduciary responsibilities unique to investment advisors and investment companies on behalf of individual investor clients including mutual fund shareholders. The guidelines will encourage the maximization of return for such clients through identifying and avoiding financial, audit and corporate governance risks.
MANAGEMENT PROPOSALS
ELECTION OF DIRECTORS
In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.
AUDITOR
The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.
COMPENSATION
Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.
The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.
AUTHORIZED SHARES
Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholder approval to justify the use of additional shares. Therefore, shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.
SHAREHOLDER RIGHTS
Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.
MERGERS/ACQUISITIONS
Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.

B-1

SHAREHOLDER PROPOSALS
We review and vote on shareholder proposals on a case-by-case basis. We recommend supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.
GOVERNANCE
The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well- targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chairman.
COMPENSATION
The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to claw back unearned bonuses. The Investment Manager Guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.
ENVIRONMENT
Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.
SOCIAL
Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

B-2

APPENDIX C
Aristotle Pacific has adopted the following guidelines with respect to Aristotle Pacific’s proxy voting responsibilities for FLRT.

Summary
Aristotle Pacific Capital, LLC (“Aristotle Pacific”) is required to implement policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, Aristotle Pacific’s proxy voting policies reflect the fiduciary standards and responsibilities for accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) set out in applicable Department of Labor guidance.
Aristotle Pacific’s authority to vote proxies for clients is established by the Investment Management Agreement (“IMA”) or comparable documents. Aristotle Pacific manages fixed income strategies; therefore, the volume of proxies is relatively low.

Policy
Aristotle Pacific generally follows the voting guidelines included in this Policy; however, each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the IMA or comparable document, and all other relevant facts and circumstances at the time of the vote to ensure that proxies are voted in the best interest of clients.
Conflicts of Interest
Aristotle Pacific takes reasonable measures to identify the existence of any material conflicts of interest related to voting proxies. A potential conflict of interest may exist when Aristotle Pacific votes a proxy for an issuer with whom:
•Aristotle Pacific maintains a material business relationship
•Aristotle Pacific Senior Management or Portfolio Manager(s) maintain a personal relationship
Conflicts based on material business relationships or dealings with affiliates of Aristotle Pacific will only be considered to the extent that Aristotle Pacific has actual knowledge of such material business relationships. Aristotle Pacific employees are periodically, and no less than annually, reminded of their obligation to be aware of the potential for conflicts of interest with respect to voting proxies both as a result of business or personal relationships and to bring potential and actual conflicts of interest to the attention of the Aristotle Pacific CCO. Additionally, employees of Aristotle Pacific, including senior management and the portfolio managers, are required to disclose certain activities, relationships and personal interests that may create, or appear to create an actual or potential conflict of interest. Aristotle Pacific will not vote proxies relating to such issuers identified as being ii involved in a potential conflict of interest until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented. When a material conflict of interest exists, Aristotle Pacific will choose among the following options to eliminate such conflict:
•Vote in accordance with the Voting Guidelines (outlined below), if the voting scenario is covered in the Voting Guidelines and involves little or no discretion;
•If possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict;
•If practical, notify affected clients of the conflict of interest and seek a waiver of the conflict for the proxy to be voted;
•If agreed upon in writing with the client, forward the proxies to the affected client or their designee and allow the client or their designee to vote the proxies.
The resolution of all potential and actual material conflicts of interest issues is documented in order to demonstrate that Aristotle Pacific acted in the best interest of its clients.
Abstaining from Proxy Voting
In certain circumstances, Aristotle Pacific may choose to abstain from voting a proxy. In instances when Aristotle Pacific deems abstention to be in the best interest of its client(s), Aristotle Pacific will formally indicate its abstention on the proxy to ensure the vote is properly recorded. Considerations that may cause Aristotle Pacific to abstain from voting include but are not limited to:
•When the cost of voting the proxy outweighs the benefits or is otherwise impractical;
•International constraints for timing and meeting deadlines;
•Restrictions on foreign securities including share blocking (restrictions on the sale of securities for a period of time in proximity to the shareholder meeting); and
•Any instance where the Firm feels there is insufficient information to determine the most reasonable course of action on behalf of a client; and
•When a client provides specific instruction to abstain from a vote as outlined in the Client Instruction section below.
Any proxies that Aristotle Pacific chooses not to vote will be documented along with the rationale prior to the date of the shareholder’s meeting for that particular proxy.
Securities Lending
Clients of Aristotle Pacific may participate in a securities lending arrangement. When a client participates in a securities lending arrangement, the proxy voting rights for a security on loan transfer to the holder of the shares, and Aristotle Pacific may not receive the proxy. Aristotle Pacific will not recall securities under such arrangements if, in Aristotle Pacific’s perspective, the potential economic impact of the proposal is insignificant or less than the economic benefit gained if the securities remained out on loan or if recalling the securities is not in the best interest of the client.
Client Instruction
Under certain circumstances a client may delegate proxy voting authority to Aristotle Pacific and provide specific voting instructions. The IMA must reflect the terms and conditions of the arrangement. As agreed to in the IMA, Aristotle Pacific will vote in accordance with the client’s specific instructions which may or may not align with this policy. Clients should be aware that providing specific instructions may result in voting that may be contrary to how Aristotle Pacific would have voted using the Voting Guidelines or their own analysis.
Differences in Proxy Vote Determinations
Aristotle Pacific may determine that specific circumstances require that proxies be voted differently among accounts due to the accounts’ Investments Guidelines or other distinguishing factors. Aristotle Pacific may from time to time reach contrasting but equally valid views on how best to maximize economic value in respect to a particular investment. This may result in situations in which a client is invested in portfolios with dissimilar proxy outcomes. In those situations, the other portfolios may be invested in strategies having distinctive investment objectives, investment styles or investment professionals. However, Aristotle Pacific generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. Any differences among proxies for other portfolios will be reviewed, approved and documented by senior management and the Aristotle Pacific CCO prior to the vote being cast.
Client Disclosure and Availability of Proxy Voting Policies and Procedures
Aristotle Pacific provides a copy of its proxy voting policy and procedures to clients upon request. Clients can obtain information on how proxies were voted for their account upon request. Compliance provides proxy filing information to the advisors of 40 Act Accounts as requested for the purpose of filing proxy information annually with the SEC.
Voting Guidelines
Proxy proposals generally fall into one of the following categories: Reports and approval of accounts; Financial operations; Board elections; Remuneration; Engagement; and other relevant issues (e.g., shareholder and business proposals) In all cases, Aristotle Pacific will vote the proxies in a manner that is consistent with the best interest of its clients as follows:
•Reports and approval of accounts (e.g., approval of financial statements, allocation of income, appointment of auditors, etc.): Aristotle Pacific generally votes with the recommendations of a company’s Board of Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.
•Financial operations (e.g., mergers and acquisitions, corporate restructuring, etc.): Aristotle Pacific generally votes with the recommendations of a company’s Board of Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.

•Board elections: Board nominations are evaluated on a case-by-case basis. Aristotle Pacific is supportive of NASDAQ’s Diversity requirements1. In the event any underlying issuer does not have at least two diverse2 board members, we expect to vote against resolutions or proposals to re-elect or appoint a new, non-diverse board candidate3. Where an issuer has two or more diverse board members, Aristotle Pacific may vote in-line with the recommendations of a company’s Board of Directors following our own review to include ensuring proposals are reflective of, among others, ethical, reasonable, equitable and financially sound corporate standards.
•Remuneration and compensation practices: Votes related to remuneration and compensation are evaluated on a case-by-case basis. Aristotle Pacific expects to specifically review instances of increased compensation (including bonus compensation) when the CEO to median employee ratio is higher than 300 to 14 based on public remuneration disclosures by an issuer.
•Shareholder engagement related proxies: These proxies are evaluated on a case-by-case basis. Aristotle Pacific generally expects to vote against any resolution that would reduce or restrict shareholder rights or engagement activities without compensation deemed reasonable to justify such restriction.
•Shareholder proposals and other voting issues, including ESG-related issues not described above, are evaluated on case-by-case basis with consideration to our ESG policy. If a proposal relates to the disclosure of material5 ESG-related information (e.g., disclosure related to climate risk), and does not create duplicate disclosure effort or an unreasonable cost burden to the company, we generally expect to vote in favor of such proposal.
Any proxies that Aristotle Pacific votes outside of these general Voting Guidelines will be documented along with the rationale prior to the date of the shareholder’s meeting for that particular proxy.

Procedures
All proxies are sent to the appropriate Aristotle Pacific portfolio manager(s), ESG product specialist and analyst responsible for the security held in a client account for their review and recommendation. These individuals research the implications of proxy proposals and make voting recommendations specific for each account that holds the related security. Aristotle Pacific portfolio managers are ultimately responsible for voting any client proxy. Aristotle Pacific uses information gathered from research, company management, and outside shareholder groups to reach voting decisions. In determining how to vote proxy issues, Aristotle Pacific votes proxies in a manner intended to protect and enhance the economic value of the securities held in client accounts.
Aristotle Pacific utilizes ISS ProxyExchange (“ProxyExchange”) to assist with the administrative processes for proxy voting such as tracking and management of proxy records, vote execution, reporting, and auditing. ProxyExchange generates reports and provides information to assist in the review and monitoring of votes cast. The holdings in certain client accounts are electronically sent to the ProxyExchange system by the custodians to ensure that Aristotle Pacific is voting the most current share position for clients. Once Compliance receives email notification from ProxyExchange that there are proxies in the system to be voted, a ballot is created as a distributable unmarked ballot and sent via email to the appropriate parties for review. The portfolio managers respond with their voting decisions.
Compliance has the responsibility to vote the proxies according to the Portfolio Manager selections. Once voted, an email is sent via ProxyExchange to the client, client account custodian or third party as defined in the IMA confirming that proxies have been voted. An email is received from ProxyExchange confirming the vote was submitted.
For those client accounts not on the ProxyExchange system, all custodian banks and trustees are notified of their responsibility to forward to Compliance all proxy materials. When Compliance is notified of an upcoming proxy for the accounts on ProxyExchange, the proxy material is verified to have been received for the accounts not on ProxyExchange as well. If an expected proxy is not received by the voting deadline, Compliance will direct the custodian or trustee to vote in accordance with Aristotle Pacific’s instructions. The final authority and responsibility for proxy voting remains with Aristotle Pacific.
1 https://listingcenter.nasdaq.com/assets/RuleBook/Nasdaq/filings/SR-NASDAQ-2020-081.pdf
2 Defined per NASDAQ (see Footnote 1) as referring to any person who self-identifies as female, Black or African American, Hispanic or Latinx, Asian, Native American or Alaska Native, Middle Eastern / North African, Native Hawaiian or Pacific Islander, two or more races or ethnicities, or as LGBTQ+.
3 Aristotle Pacific’s review is limited to publicly available data that is reasonably practicable to locate or otherwise identify, and/or readily available in ESG disclosures
4 https://www.forbes.com/sites/niallmccarthy/2021/07/15/americas-most-staggering-ceo-to-worker-pay-ratios-infographic/?sh=59eb3a762c56
5 As defined by SASB as ESG risks that create a financial or operational impairment to a company https://www.sasb.org/standards/materiality-map/

Oversight Controls
Compliance reviews the proxy votes cast to make sure Aristotle Pacific is following the proxy voting policies and procedures. Compliance reviews, no less than annually, the adequacy of the proxy voting policies and procedures to make sure that they have been implemented effectively, including whether the policies continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

Last Updated
December 5, 2025

PACER FUNDS TRUST
PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)
Certificate of Trust dated August 12, 2014 was previously filed with the Registrant’s Initial Registration Statement on January 15, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Amended Declaration of Trust dated December 20, 2021 was previously filed with Post-Effective Amendment 91 to the Registrant’s Registration Statement on April 6, 2022 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(b)
By-Laws dated August 12, 2014 were previously filed with the Registrant’s Initial Registration Statement on January 15, 2015 (File Nos. 333-201530 and 811-23024) and are incorporated herein by reference.

(c)			Instruments Defining Rights of Security Holders—Incorporated by reference to Articles III, V, VI, VII and VIII of the Declaration of Trust and By-Laws.
(d)	(1)
Investment Advisory Agreement between the Registrant and Pacer Advisors, Inc. dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Amended Schedule A to Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(3)
Form of Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Vident Advisory LLC was previously filed with Post-Effective Amendment 51 to the Registrant's Registration Statement on October 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated by reference.

	(4)	(A)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Swan Global Management, LLC dated August 20, 2020 was previously filed with Post-Effective Amendment 71 to the Registrant's Registration Statement on December 21, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(B)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Swan Global Management, LLC dated April 27, 2026 was previously filed with Post-Effective Amendment 157 to the Registrant’s Registration Statement on April 27, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(5)	(A)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Metaurus Advisors LLC dated March 10, 2021 was previously filed with Post-Effective Amendment 77 to the Registrant's Registration Statement on July 1, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(B)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Metaurus Advisors LLC dated August 21, 2026 was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(6)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Aristotle Pacific Capital, LLC was previously filed with Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on August 25, 2023 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(7)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and ActiveAlpha Investment Advisors Private Ltd. was previously filed with Post-Effective Amendment 142 to the Registrant’s Registration Statement on December 22, 2025 (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

	(8)	(A)
Investment Sub-Advisory Agreement between Pacer Advisors and Barings LLC was previously filed with Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on June 4, 2026 (File Nos. (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

		(B)
Investment Sub-Sub-Advisory Agreement between Barings LLC and Baring International Investment Limited was previously filed with Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on June 4, 2026 (File Nos. (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

(e)	(1)
Distribution Agreement between the Registrant and Pacer Financial, Inc. dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Amended Appendix A to the Distribution Agreement was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(f)			Bonus, profit sharing contracts — None.
1

(g)	(1)
Custody Agreement between the Registrant and U.S. Bank National Association dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(2)
Third Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(3)
Seventeenth Amendment to the Custody Agreement was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(h)			Other Material Contracts.
	(1)	(A)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(B)
Fourth Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(C)
Twenty-Second Amendment to the Fund Administration Agreement was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)	(A)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(B)
Third Amendment to Transfer Agent Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(C)
Twenty-First Amendment to the Transfer Agent Agreement was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(3)	(A)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(B)
Fourth Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(C)
Twenty-Second Amendment to the Fund Accounting Agreement was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(4)
Form of Authorized Participant Agreement was previously filed with Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on August 26, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(5)	(A)
Powers of Attorney were previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and are incorporated herein by reference.

(B)
Power of Attorney previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-14 on September 16, 2021 (File Nos. 333-258895 and 811-23024) and is incorporated herein by reference.

(C)
Power of Attorney was previously filed with Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on December 6, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(6)	(A)
Ultra Series Fund Rule 12d1-4 Fund of Funds Investment Agreement was previously filed with Post-Effective Amendment 93 to the Registrant’s Registration Statement on May 6, 2022 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

(B)
Lazard Funds, Inc. Rule 12d1-4 Fund of Funds Investment Agreement was previously filed with Post-Effective Amendment 98 to the Registrant’s Registration Statement on January 19, 2023 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

2

(7)
Advisory Fee Waiver Agreement (INDS & SRVR) was previously filed with Post-Effective Amendment 104 to the Registrant’s Registration Statement on February 26, 2024 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

(i)	(1)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF and Pacer US Export Leaders ETF is incorporated herein by reference to Exhibit (i) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 27, 2015 (File Nos. 333-201530 and 811-23024).

(2)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer Trendpilot™ European Index ETF, Pacer Autopilot Hedged European Index ETF, Pacer Global Cash Cows Dividend ETF (formerly known as the Pacer Global High Dividend ETF) and Pacer International Export Leaders ETF is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 25, 2015 (File Nos. 333-201530 and 811-23024).

(3)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer US Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, and Pacer US Small Cap Cash Cows 100 ETF (formerly known as the Pacer Emerging Markets Cash Cows 100 ETF), was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on December 12, 2016 and is incorporated herein by reference (File Nos. 333-201530 and 811-23024).

(4)
Opinion and Consent of Practus, LLP for Pacer Trendpilot US Bond ETF was previously filed with Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on October 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(5)
Opinion and Consent of Practus, LLP for Pacer American Energy Independence ETF was previously filed with Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on December 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(6)
Opinion and Consent of Practus, LLP for Pacer Lunt Large Cap Alternator ETF, Pacer Lunt MidCap Multi-Factor Alternator ETF, Pacer Large Cap Multi-Factor Alternator ETF, and Pacer BioThreat ETF was previously filed with Post-Effective Amendment 64 to the Registrant's Registration Statement on June 22, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(7)
Opinion and Consent of Practus, LLP for Pacer Swan SOS ETFs was previously filed with Post-Effective Amendment 71 to the Registrant's Registration Statement on December 21, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(8)
Opinion and Consent of Practus, LLP for Pacer Metaurus ETFs was previously filed with Post-Effective 77 to the Registrant's Registration Statement on July 1, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(9)
Opinion and Consent of Practus, LLP for Pacer Pacific Asset Floating Rate High Income ETF was previously filed with Post-Effective Amendment 82 to the Registrant’s Registration Statement on October 19, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(10)
Opinion and Consent of Practus, LLP for Pacer BlueStar Digital Entertainment ETF and Pacer BlueStar Engineering the Future ETF was previously filed with Post-Effective Amendment 91 to the Registrant’s Registration Statement on April 6, 2022 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(11)
Opinion and Consent of Practus, LLP for Pacer Data and Digital Revolution ETF and Pacer Industrials and Logistics ETF was previously filed with Post-Effective Amendment 93 to the Registrant’s Registration Statement on May 6, 2022 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

(12)
Opinion and Consent of Practus, LLP for Pacer US Large Cap Cash Cows Growth Leaders ETF was previously filed with Post-Effective Amendment 97 to the Registrant’s Registration Statement on December 19, 2022 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

(13)
Opinion and Consent of Practus, LLP for Pacer US Small Cap Cash Cows Growth Leaders ETF was previously filed with Post-Effective Amendment 100 to the Registrant’s Registration Statement on April 4, 2023 (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

(14)
Opinion and Consent of Practus, LLP for Pacer Developed Markets Cash Cows Growth Leaders ETF, was previously filed with Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on March 20, 2024 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(15)
Opinion and Consent of Practus, LLP for Pacer Metaurus International Developed Markets Dividend Multiplier 400 ETF, was previously filed with Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on July 5, 2024 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

3

	(16)
Opinion and Consent of Practus, LLP for Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer MSCI World Industry Advantage ETF and Pacer Nasdaq International Patent Leaders ETF, was previously filed with Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on August 14, 2024 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(17)
Opinion and Consent of Practus, LLP for Pacer US Cash Cows Bond ETF, Pacer Solactive Whitney Future of Warfare ETF and Pacer PE/VC ETF was previously filed with Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on December 13, 2024 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(18)
Opinion and Consent of Practus, LLP for the Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF was previously filed with Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on April 16, 2025 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(19)
Opinion and Consent of Practus, LLP for the Pacer S&P 500 Quality FCF Aristocrats ETF was previously filed with Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on April 25, 2025 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(20)
Opinion and Consent of Practus, LLP for the Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF and Pacer S&P MidCap 400 Quality FCF Aristocrats ETF was previously filed with Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on July 23, 2025 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(21)
Opinion and Consent of Practus, LLP for the Pacer ActiveAlpha India Quality ETF was previously filed with Post-Effective Amendment 142 to the Registrant’s Registration Statement on December 22, 2025 (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

	(22)
Opinion and Consent of Practus, LLP for the Pacer S&P 500 Quality FCF R&D Leaders ETF and the Pacer S&P 500 Quality FCF High Dividend ETF was previously filed with Post-Effective Amendment 145 to the Registrant’s Registration Statement on January 2, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(23)
Opinion and Consent of Practus, LLP for the Pacer S&P 500 3AI Top 100 ETF and the Pacer S&P World 3AI Top 300 ETF was previously filed with Post-Effective Amendment 152 to the Registrant’s Registration Statement on March 10, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(24)
Opinion and Consent of Practus, LLP for the Pacer Swan SOS Moderate ETFs was previously filed with Post-Effective Amendment 157 to the Registrant’s Registration Statement on April 27, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(25)
Opinion and Consent of Practus, LLP for the Pacer Barings CLO Market Flex ETF and the Pacer Barings Secured Credit Flex ETF was previously filed with Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on June 4, 2026 (File Nos. (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

	(26)
Opinion and Consent of Practus, LLP for the Pacer Metaurus High Income Autocallable ETF and the Pacer Metaurus Enhanced Core Income Autocallable ETF was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(j)	(1)
Consent of the Pacer American Energy Independence ETF Predecessor Fund's Accounting Firm was previously filed with Post-Effective Amendment 53 to the Registrant's Registration Statement on December 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Consent of the Pacer Pacific Asset Floating Rate High Income ETF Predecessor Fund's Accounting Firm was previously filed with Post-Effective Amendment 82 to the Registrant’s Registration Statement on October 19, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(3)	Consent of Independent Registered Public Accounting Firm — filed herewith.
(k)		Financial statements omitted from prospectus — None.
(l)
Subscription Agreement dated May 15, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(m)	(1)
Rule 12b-1 Plan was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Amended Schedule A to Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on August 24, 2026 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(n)		Rule 18f-3 Plan — None.
4

(o)		Reserved.
(p)	(1)
Code of Ethics of Pacer Funds Trust was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Code of Ethics of Pacer Advisors, Inc. dated August 3, 2017 was previously filed with Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on April 30, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(3)
Code of Ethics of Pacer Financial, Inc. was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(4)
Code of Ethics of Vident Advisory, LLC & Vident Investment Advisory, LLC was previously filed with Post-Effective Amendment 91 to the Registrant’s Registration Statement on April 6, 2022 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(5)
Code of Ethics of Swan Global Management, LLC was previously filed with Post-Effective Amendment 71 to the Registrant's Registration Statement on December 21, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(6)
Code of Ethics of Metaurus Advisors LLC was previously filed with Post-Effective 77 to the Registrant's Registration Statement on July 1, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(7)	Code of Ethics of Aristotle Pacific Capital LLC — filed herewith.
	(8)
Code of Ethics of ActiveAlpha Investment Advisors Private Ltd. was previously filed with Post-Effective Amendment 142 to the Registrant’s Registration Statement on December 22, 2025 (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

	(9)
Code of Ethics of Barings LLC and Baring International Investment Limited was previously filed with Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on June 4, 2026 (File Nos. (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Reference is made to Article VII, Section III of the Registrant’s Declaration of Trust, which was filed with the Registrant’s Registration Statement on April 6, 2022. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser
This Item incorporated by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.
5

Investment Adviser	SEC File No.	Investment Adviser	SEC File No.
Pacer Advisors, Inc.	801-79654	Swan Global Management, LLC	801-80552
Vident Investment Advisory, LLC	801-80534	Aristotle Pacific Capital, LLC	801-117402
Metaurus Advisors LLC	801-121194	ActiveAlpha Investment Advisors Private Ltd.	801-134749
Barings LLC	801-241	Baring International Investment Limited	801-15160

Item 32. Principal Underwriter

(a)    Pacer Financial, Inc., the Registrant’s principal underwriter, does not act as principal underwriter for any other investment companies.

(b)To the best of Registrant’s knowledge, the directors and executive officers of Pacer Financial, Inc. are as follows:

Name and Principal Business Address (1)	Position and Offices with Pacer Financial, Inc.	Positions and Offices with Registrant
Joe M. Thomson	President	President, Chairman
Jeff Johnson	CCO	None
Joann Thomson	Secretary, Treasurer	None
John Miller	FINOP	None
(1)The principal business address for each of the above directors and executive officers is 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

(c)Not applicable.

6

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator, and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355
Sub-Adviser for the Pacer Trendpilot US Bond ETF	Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, GA 30009
Sub-Adviser for the Pacer Swan SOS ETFs	Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, PR 00791
Sub-Adviser for the Pacer Metaurus ETFs	Metaurus Advisors LLC 22 Hudson Place, Third Floor Hoboken, New Jersey 07030
Sub-Adviser for the Pacer Pacific Asset Floating Rate High Income ETF	Aristotle Pacific Capital, LLC 840 Newport Center Drive, 7th Floor Newport Beach, CA 92660
Sub-Adviser for the Pacer ActiveAlpha India Quality ETF	ActiveAlpha Investment Advisors Private Ltd. 1802 81 Aureate CTS No. 7, Bandra West, Mumbai, Maharashtra, 400 050, India
Sub-Adviser for the Pacer Barings CLO Market Flex ETF and the Pacer Barings Secured Credit Flex ETF	Barings LLC 300 South Tryon Street, Suite 2500 Charlotte, North Carolina 28202
Sub-Sub-Adviser for the Pacer Barings CLO Market Flex ETF and the Pacer Barings Secured Credit Flex ETF	Baring International Investment Limited 300 South Tryon Street, Suite 2500 Charlotte, North Carolina 28202 20 Old Bailey London, EC4M 7BF, United Kingdom
Registrant’s Distributor	Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Malvern and the State of Pennsylvania on August 27, 2026.

Pacer Funds Trust

By:    /s/ Joe M. Thomson
    Joe M. Thomson
    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of August 27, 2026.

Signature	Title

Deborah G. Wolk*	Lead Independent Trustee
Deborah G. Wolk

Colin C. Lake*	Trustee
Colin C. Lake

Jane K. Sagendorph*	Trustee
Jane K. Sagendorph

/s/ Joe M. Thomson	Trustee, President, and Principal Executive Officer
Joe M. Thomson

/s/ Sean E. O’Hara	Treasurer and Principal Financial Officer
Sean E. O’Hara

*By:	/s/ Sean E. O’Hara
Sean E. O’Hara Attorney-in-Fact pursuant to Powers of Attorney previously filed

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INDEX OF EXHIBITS

Exhibit No.	Description of Exhibit
(j)(3)	Consent of Independent Registered Public Accounting Firm
(p)(7)	Code of Ethics for Aristotle Pacific Capital LLC

2